CASH ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Cash Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                 This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                 As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                 There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                 An investment in the fund:

                                  . is not FDIC insured;

                                  . may lose value; and

                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                          -------------------------
                          | CASH ASSETS PORTFOLIO |
                          -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE FUND    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                     2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
FEE TABLE AND EXPENSE EXAMPLE               2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                             3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                 3
Advisor Compensation                        3

OTHER INFORMATION                           3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                   3
Dividends and Distributions                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                   A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                         A-1
Redeeming Shares                          A-1
Pricing of Shares                         A-2
Taxes                                     A-2
STATEMENT OF ADDITIONAL INFORMATION       B-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
OBTAINING ADDITIONAL INFORMATION   Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -----------------------
                           |CASH ASSETS PORTFOLIO|
                           -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:
 . securities issued by the U.S. government or its agencies;
 . bankers' acceptances, certificates of deposit and time deposits from banks;
 . repurchase agreements (collateralized by both government and non-government securities);
 . commercial instruments;
 . municipal securities;
 . master notes;
 . prime-based floaters;
 . long-term corporate obligations with mandatory call/puts within one year; and . two year agency floaters.

 The fund may invest up to 10% of its net assets in illiquid securities. The fund may also engage in reverse repurchase agreements and securities lending on a duration neutral basis.
 The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. When making a purchase decision, portfolio managers will assess market conditions and other factors, such as, but not limited to the economic growth rate, the shape and slope of the yield curve, the credit environment, the weighted average maturity and cash position of the portfolio, and security types available. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued them, and thus entail the risk that the fund may not be able to find a buyer for the security when it wishes to sell, or may not be able to sell the security at a favorable price. Reverse repurchase agreements and securities lending both entail the risk that the holder of the security may not return the security promptly, or may default.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                          -------------------------
                          | CASH ASSETS PORTFOLIO |
                          -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Securities and Exchange Commission ("SEC") rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees                      0.20%

Distribution and/or
Service Fees (126-1)                 none

Other Expenses                       none

Total Annual Fund
Operating Expenses                   0.20

-----------------------------------------------------------

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR 3 YEARS
-----------------------------------
Institutional Class   $20     $64
-----------------------------------

                          -------------------------
                          | CASH ASSETS PORTFOLIO |
                          -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
The advisor is to receive compensation from the fund for advisory services calculated at the annual rate of 0.15% of average daily net assets.
 The advisor is to receive compensation from the fund for administrative services calculated at the annual rate of 0.05% of average daily net assets. As part of its provision of administrative services to the fund, the advisor will pay for (or arrange payment for) all of the fund's ordinary and necessary business expenses (excluding management fees, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses).

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things: transfer agent and subtransfer agent services for the beneficial owners of fund shares; aggregating and processing purchase and redemption orders; providing beneficial owners with statements showing their positions in the fund; processing dividend payments; providing subaccounting services for fund shares held beneficially; forwarding shareholder communications such as proxies, shareholder reports, dividend and tax notices and updated prospectuses to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners, and such other services as the fund may reasonably request. The advisor may pay additional compensation from time to time out of its assets to such institutions for providing such administrative support services. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.
 The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.
 Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -------------------------
                         | CASH ASSETS PORTFOLIO |
                         -------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES
The minimum initial investment and minimum account balance in the Institutional Class is $25 million. No minimum amount is required for subsequent investments in the fund.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK.--Registered Trademark--
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.
 You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark--. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
 If your account falls below $25 million for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $25 million.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

---------------------------------------------------------------------------
| The fund and its agents reserve the right at any time to:               |
| . reject or cancel any part of any purchase order;                      |
| . modify any terms or conditions of purchase of shares of the fund; or | | . withdraw all or any part of the offering made by this prospectus. |
---------------------------------------------------------------------------

                         -------------------------
                         | CASH ASSETS PORTFOLIO |
                         -------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's net asset value determination will be at that time.

TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                           -------------------------
                           | CASH ASSETS PORTFOLIO |
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0841

BY TELEPHONE:     (800) 659-1005

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  HTTP://WWW.AIMFUNDS.COM
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------
| Cash Assets Portfolio,                |
| a series of Short-Term Investments Co.|
| SEC 1940 Act file number: 811-7892    |
-----------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com   CAP-PRO-1   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                             CASH ASSETS PORTFOLIO
                             (INSTITUTIONAL CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                        WHICH MAY BE OBTAINED BY WRITING
                    A I M FUND SERVICES, INC., P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                           OR CALLING (800) 659-1005

                                 ------------

           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 2002
               RELATING TO THE PROSPECTUS DATED JANUARY 2, 2002,

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Introduction.............................................................     1
General Information about the Company....................................     1
     The Company and Its Shares..........................................     1
     Directors and Officers..............................................     3
     Remuneration of Directors...........................................     5
     AIM Funds Retirement Plan for Eligible Directors/Trustees...........     6
     Deferred Compensation Agreements....................................     6
     Investment Advisor..................................................     6
     Administrator.......................................................     7
     Expenses............................................................     8
     Transfer Agent and Custodian........................................     8
     Legal Matters.......................................................     9
     Reports.............................................................     9
     Sub-Accounting......................................................     9
     Principal Holders of Securities.....................................     9
     Liquid Assets Portfolio.............................................     9
     Prime Portfolio.....................................................    12
Share Purchases and Redemptions..........................................    14
     Purchases and Redemptions...........................................    14
     Redemptions by the Company..........................................    14
     Net Asset Value Determination.......................................    14
     The Distribution Agreement..........................................    15
     Banking Regulations.................................................    15
     Performance Information.............................................    16
     Redemptions in Kind.................................................    16
Investment Program and Restrictions......................................    17
     Investment Program..................................................    17
     Descriptions of Money Market Obligations............................    18
     Eligible Securities.................................................    19
     Commercial Paper Ratings............................................    19
     Bond Ratings........................................................    20
     Investment Restrictions.............................................    22
Portfolio Transactions and Brokerage.....................................    23
     General Brokerage Policy............................................    23
     Allocation of Portfolio Transactions................................    24
     Section 28(e) Standards.............................................    24
Dividends, Distributions and Tax Matters.................................    25
     Dividends and Distributions.........................................    25
     Tax Matters.........................................................    25
     Qualification as a Regulated Investment Company.....................    25
     Determination of Taxable Income of a Regulated Investment Company...    26
     Excise Tax on Regulated Investment Companies........................    26
     Portfolio Distributions.............................................    26
     Sale or Redemption of Shares........................................    27
     Foreign Shareholders................................................    27
     Foreign Income Tax..................................................    27
     Effect of Future Legislation; Local Tax Considerations..............    28

                                 INTRODUCTION

  The Cash Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Company"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in its Institutional Class Prospectus dated January 2, 2002 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

  The Company is an open-end series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Company offers on a continuous basis shares representing an interest in one of three diversified portfolios: the Portfolio, the Liquid Assets Portfolio and the Prime Portfolio. The Portfolio offers one class of shares:
Institutional Class. The Liquid Assets Portfolio and the Prime Portfolio both offer seven classes of shares, each having different shareholder qualifications and bearing expenses differently. The classes of the Liquid Assets Portfolio and the Prime Portfolio are offered pursuant to separate prospectuses and a separate statement of additional information.

  As used in the Prospectus, the term "majority of the outstanding shares" of the Company, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, such portfolio or such class.

  Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for election of directors can elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

  The Articles of Incorporation of the Company authorize the issuance of 413.9 billion shares with a par value of $.001 each, of which 5 billion shares represent an interest in the Portfolio (or class thereof), 268.5 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof) and 120.1 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that portfolio (or class).

  The assets received by the Company for the issue or sale of shares of each of the portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that portfolio and constitute the underlying assets of that portfolio. The underlying assets of each of the portfolios are segregated and are charged with the expenses with respect to that portfolio and with a share of the general expenses of the

Company. While the expenses of the Company are allocated to the separate books of account of each of the portfolios, certain expenses may be legally chargeable against the assets of the entire Company.

  The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

  The Company will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by one or more shareholders, who have been such for at least six months and who hold shares constituting 5% of the outstanding shares, the Company will provide a list of shareholders to the requesting shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

  The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


NAME, ADDRESS AND AGE            POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
====================================================================================================================================
  *ROBERT H. GRAHAM (55)         Director, Chairman               Chairman,  President and Chief Executive Officer, A I M Management
                                 and President                    Group Inc.; Chairman and President, A I M Advisors, Inc.; Director
                                                                  and Senior Vice President, A I M Capital Management, Inc.;
                                                                  Chairman, A I M Distributors, Inc., A I M Fund Services, Inc. and
                                                                  Fund Management Company; and Director and Vice Chairman,
                                                                  AMVESCAP PLC (parent of AIM and a global investment management firm).
------------------------------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY (62)           Director                         Partner, law firm of Baker & McKenzie; Director and Chairman,
  Two Embarcadero Center                                          Stimson Company (a  private investment company); and Trustee,
  Suite 2400                                                      The Badgley Funds.
  San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (57)         Director                         Director, ACE Limited (insurance company). Formerly, Director,
  906 Frome Lane                                                  President and Chief  Executive Officer,  COMSAT Corporation; and
  McLean, VA 22102                                                Chairman, Board of Governors of INTELSAT (international
                                                                  communications company).
------------------------------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (60)          Director                         Chairman of the Board of Directors, Cortland  Trust (investment
  1815 Central Park Drive                                         company) and DHJ Media, Inc.; and Director, Magellan Insurance
  P.O. Box 774000-PMB #222                                        Company. Formerly, Director, President and Chief Executive
  Steamboat Springs, CO 80477                                     Officer, Volvo Group North America, Inc.; Senior Vice President,
                                                                  AB Volvo; and Director, The Hertz Corporation, Genmar Corporation
                                                                  (boat manufacturer), National Media Corporation and Annuity and
                                                                  Life Re (Holdings), Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, Jr. (66)       Director                         Formerly, Chairman of the Board of Directors, Mercantile Mortgage
  2 Hopkins Plaza, 8th Floor,                                     Corp., Vice Chairman of the Board of Directors, President and
  Suite 805                                                       Chief Operating Officer, Mercantile - Safe Deposit & Trust Co.;
  Baltimore, MD 21201                                             and President, Mercantile Bankshares.
------------------------------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS (49)            Director                         Chief Executive Officer, Twenty First Century Group, Inc. (a
  434 New Jersey Avenue, S.E.                                     governmental affairs company). Formerly, Member of the U.S. House
  Washington, D.C. 20003                                          of Representatives.
------------------------------------------------------------------------------------------------------------------------------------
  **CARL FRISCHLING (64)         Director                         Partner, Kramer Levin  Naftalis & Frankel LLP (law firm); and
  919 Third Avenue                                                Director, Cortland Trust, Inc. (investment company).
  New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (51)        Director                         Member, Visiting Committees, Harvard University Graduate
  370 East 76th Street                                            School of Education, New School University. Formerly, Chief
  New York, NY 10021                                              Executive Officer, YWCA of the USA; Commissioner, New York City
                                                                  Department of Aging; and Commissioner, New York City
                                                                  Metropolitan Transportation Authority.
-----------------------------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (59)          Director                         Partner, Pennock &  Cooper (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057
-----------------------------------------------------------------------------------------------------------------------------------

-------
* Mr. Graham is an "interested person" of the Company and AIM as defined in the 1940 Act.
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


NAME, ADDRESS AND AGE            POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
====================================================================================================================================
  RUTH H. QUIGLEY (66)           Director                         Private investor; and President, Quigley Friedlander & Co., Inc.
  1055 California Street                                          (a financial advisory services firm) from 1984 to 1986.
  San Francisco, CA 94108
------------------------------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (62)            Director                         Executive Vice President, Development and Operations, Hines
  The Williams Tower, 50th Floor                                  Interests Limited Partnership (real estate development).
  2800 Post Oak Blvd.
  Houston, TX 77056
 -----------------------------------------------------------------------------------------------------------------------------------
  GARY T. CRUM (54)              Senior Vice President            Director and President, A I M Capital Management, Inc.;
                                                                  Director and Executive Vice President, A I M Management Group
                                                                  Inc.; Director and Senior Vice President, A I M Advisors, Inc.;
                                                                  and Director, A I M Distributors, Inc. and AMVESCAP PLC (parent of
                                                                  AIM and global investment management firm).
------------------------------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN (47)          Senior Vice President            Director, Senior Vice President, General Counsel and Secretary,
                                 and Secretary                    A I M Advisors, Inc. and A I M Management Group Inc.; Director,
                                                                  Vice President and General Counsel, Fund Management Company; and
                                                                  Vice President, A I M Fund Services, Inc., A I M Capital
                                                                  Management, Inc. and A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON (42)            Vice President                   Vice President and Fund Treasurer, A I M Advisors, Inc.
                                 and Treasurer
------------------------------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX (58)           Vice President                   Vice President and Chief Compliance Officer, A I M Advisors, Inc.
                                                                  and A I M Capital Management, Inc.; and Vice President, A I M
                                                                  Fund Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (41)         Vice President                   Senior Vice President, A I M Capital Management, Inc.; Director,
                                                                  Fund Management Company; and Vice President, A I M Advisors, Inc.
====================================================================================================================================


  The Board of Directors has an Audit Committee, a Capitalization Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees.

  The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the portfolios' independent accountants and management.

  The members of the Capitalization Committee are Messrs. Bayley, Graham (Chair) and Pennock. The Capitalization Committee is responsible for:
(i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectus, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for:
(i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Valuation Committee are Messrs. Dunn and Pennock and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

  The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar,
Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and
(iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.

  The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

  All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:


                                                     RETIREMENT            ESTIMATED
                                 AGGREGATE            BENEFITS              ANNUAL                     TOTAL
                                COMPENSATION          ACCRUED              BENEFITS                 COMPENSATION
                                  FROM THE             BY ALL                UPON                      FROM ALL
      DIRECTOR                   COMPANY(1)         AIM FUNDS(2)          RETIREMENT(3)              AIM FUNDS(4)
-----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley(5)                    0                   0               $75,000                   $105,000
-----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett               $20,839            $ 60,951                75,000                    111,500
-----------------------------------------------------------------------------------------------------------------
  Owen Daly II(6)                  20,839              97,195                75,000                    111,500
-----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden(7)              16,780                   0                75,000                     13,435
-----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr.              20,839              22,138                75,000                    111,500
-----------------------------------------------------------------------------------------------------------------
  Jack M. Fields                   20,473              23,019                75,000                    108,500
-----------------------------------------------------------------------------------------------------------------
  Carl Frischling(8)               20,839             107,507                75,000                    111,500
-----------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis               20,839              22,606                75,000                    111,500
-----------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock                 20,839              67,995                75,000                    111,500
-----------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley(5)                    0                   0                75,000                    105,500
-----------------------------------------------------------------------------------------------------------------
  Louis S. Sklar                   20,337              87,538                75,000                    111,000
=================================================================================================================

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2001, including earnings, was $161,369.
(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $147,929.
(3) Amounts shown assume each director serves until his or her normal retirement date.
(4) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other directors who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.
(5) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.
(6) Mr. Daly was a director until December 31, 2001, when he retired.
(7) Mr. Dowden was elected to serve as a director on December 12, 2000.
(8) During the fiscal year ended August 31, 2001, the Company paid $74,708 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner in such firm.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  The Directors have adopted a retirement plan for the Directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated Directors.

  The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the Directors may extend from time to time the retirement date of a director.

  Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal a maximum of 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.



                                                                  ESTIMATED CREDITED YEARS
                        DIRECTOR                                         OF SERVICE
-----------------------------------------------------------------------------------------------
                     Frank S. Bayley                                        15
-----------------------------------------------------------------------------------------------
                    Bruce L. Crockett                                       13
-----------------------------------------------------------------------------------------------
                     Owen Daly II                                           13
-----------------------------------------------------------------------------------------------
                    Albert R. Dowden                                         0
-----------------------------------------------------------------------------------------------
                   Edward K. Dunn, Jr.                                       2
-----------------------------------------------------------------------------------------------
                     Jack M. Fields                                          3
-----------------------------------------------------------------------------------------------
                     Carl Frischling                                        23
-----------------------------------------------------------------------------------------------
                   Prema Mathai-Davis                                        2
-----------------------------------------------------------------------------------------------
                    Lewis F. Pennock                                        19
-----------------------------------------------------------------------------------------------
                    Ruth H. Quigley                                         24
-----------------------------------------------------------------------------------------------
                    Louis S. Sklar                                          11
===============================================================================================


DEFERRED COMPENSATION AGREEMENTS

  Messrs. Dunn, Fields, Frischling, and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded, and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISOR

  AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company, and their affiliations and addresses are shown under "Directors and Officers."

  FMC is a registered broker-dealer and a wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Company with respect to the Portfolio has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM dated January 2, 2002. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM at all times will be subject to the policies and control of the Company's Board of Directors. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. AIM may, from time to time, waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to an Administrative Services Agreement between AIM and the Company on behalf of the Portfolio (the "Administrative Services Agreement").

  The Administrative Services Agreement provides that AIM shall provide for certain services, which may include, but are not limited to: the services of a principal financial officer of the Company and his or her staff, whose normal duties consist of maintaining the financial accounts and books and records of the Company, reviewing and calculating the net asset value of the Portfolio and preparing the tax returns of the Company on behalf of the Portfolio, supervising the operations of the custodian bank, transfer agent and dividend disbursing agent of the Portfolio, and such other administrative services as the Board may request. Under the Agreement, AIM arranges for the periodic updating of the Portfolio's prospectus, statement of additional information, and supplements thereto, proxy material, tax returns, reports to shareholders and reports and filings with the SEC. AIM also provides the Company on behalf of the Portfolio with adequate office space and all necessary equipment and services, including telephone service, heat, utilities, stationery supplies, computer facilities, and similar items for the Company's principal office.

  Under the terms of the Administrative Service Agreement, AIM will pay for, or arrange payment for, all of the Portfolio's ordinary and necessary business expenses ("Ordinary Business Expenses"). Such Ordinary Business Expenses include but are not limited to:

  . legal, accounting and auditing fees;

  . custodian, transfer and shareholder service agent costs;

  . expenses of issue, sale, redemption and repurchase of shares;

  . expenses of registering and qualifying shares for sale;

  . expenses relating to directors and directors meetings;

  . the cost of preparing and distributing reports and notices to shareholders;

  . the fees and other expenses incurred by the Company on behalf of the Portfolio in connection with membership in investment company organizations; and

  . the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

  Such ordinary and necessary expenses do not include:

  . management fees;

  . taxes;

  . interest;

  . brokerage fees;

  . shareholder meeting expenses; or

  . litigation, indemnification or other extraordinary expenses (including related legal and accounting fees).

  The Administrative Services Agreement provides that the Portfolio shall compensate AIM at an annual rate of 0.05% of the Portfolio's average daily net assets for the services performed, the facilities furnished and the Ordinary Business Expenses paid by or at the direction of AIM.

EXPENSES

  Expenses of the Company include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Company; brokers' commissions chargeable to the Company in connection with portfolio securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Company; all costs and expenses in connection with the registration and maintenance of registration of the Company and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Company's shares; charges and expenses of legal counsel, including counsel to the directors of the Company who are not "interested persons" (as defined in the 1940 Act) of the Company or AIM, and of independent accountants in connection with any matter relating to the Company; membership dues of industry associations; interest payable on Company borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Company) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Company's shares. As discussed above, the Administrative Services Agreement provides that AIM will assume the Ordinary Business Expenses of the Portfolio.

  Expenses of the Company which are not directly attributable to the operations of the portfolios of the Company are prorated among all classes of the Company. Expenses of the Company except those listed below are prorated among all classes of such portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, P. O. Box 0843, Houston, Texas 77001-0843, serves as a transfer agent and dividend disbursing agent for the Portfolio pursuant to a Transfer Agency and Service Agreement. For services it provides to the Company, AFS is entitled to receive a fee based on the average daily net assets of the Company, plus out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

  As discussed above, the Administrative Services Agreement provides that AIM will assume the Portfolio's Ordinary Business Expenses in connection with fees paid for transfer agent and custodial services.

LEGAL MATTERS

  Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103 serves as counsel to the Company.

REPORTS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Portfolio's independent auditors. The Board of Directors has selected Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103-2108, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

  Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

SUB-ACCOUNTING

  The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK--Registered Trademark-- may receive sub-accounting services.

PRINCIPAL HOLDERS OF SECURITIES

LIQUID ASSETS PORTFOLIO

  To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of September 24, 2001 and the percentage of such portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                         PERCENT           PERCENT OWNED
                 NAME AND ADDRESS                        OWNED OF          OF RECORD AND
                 OF RECORD OWNER                      RECORD ONLY(a)      BENEFICIALLY(a)
                ------------------                    --------------      ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    CIBC WORLD MARKETS..........................          20.97%                 --
     200 Liberty Street
     World Financial Center
     New York, NY 10281

    BANK OF NEW YORK............................          15.22%                 --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    FIRST UNION SECURITIES......................           9.31%                 --
     10700 Wheat First Drive
     Glen Allen, VA 23060

    MELLON GLOBAL CASH MANAGEMENT ACCOUNTS......           7.65%                 --
     Three Mellon Bank Center - Room 2501
     Pittsburgh, PA 15259-0001

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

                                                         PERCENT           PERCENT OWNED
                 NAME AND ADDRESS                        OWNED OF          OF RECORD AND
                 OF RECORD OWNER                      RECORD ONLY(a)      BENEFICIALLY(a)
                 ----------------                     --------------      ---------------
   INSTITUTIONAL CLASS
   -------------------
    MORGAN STANLEY DEAN WITTER..................          14.21%                  --
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

    A I M ADVISORS, INC.........................           5.94%(b)            5.94%(b)
    AIM FUND OF FUNDS ACCOUNT
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046

    PAINE WEBBER SSB............................           5.36%                  --
     1000 Harbor Blvd. 6th Floor
     Mutual Fund Operations
     Weehawken, NJ 07087-6790

    BARCLAYS GLOBAL INVESTORS...................           5.14%                  --
     980 9th St. Suite 600
     Sacramento, CA 95814

   PERSONAL INVESTMENT CLASS
   -------------------------
    McDONALD & COMPANY..........................          25.95%                  --
     800 Superior Avenue, Ste 2100
     Cleveland, OH 44114

    MORGAN STANLEY DEAN WITTER..................          21.79%                  --
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

    BANK OF SPRINGFIELD AAA SWEEP INVESTMENTS...          16.00%                  --
     3400 West Wabash
     Springfield, IL 62707

    TEXAS CAPITAL BANK, N.A. ...................           9.29%                  --
     2100 McKinney Ave., Ste. 900
     Dallas, TX 75201

    WOODFOREST SWEEP ACCOUNT....................           9.08%                  --
     3101 West Davis
     Conroe, TX 77304

    HUNTINGTON CAPITAL CORP.....................           8.12%                  --
     135 North Pennsylvania, Ste 800
     Indianapolis, IN 46204

   PRIVATE INVESTMENT CLASS
   ------------------------
    BANK OF NEW YORK............................          48.10%                  --
     One Wall Street, 5th Floor
     Stif/Master Note
     New York, NY 10286

    MORGAN STANLEY DEAN WITTER..................          19.75%                  --
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

    HUNTINGTON CAPITAL CORP.....................           5.16%                  --
     41 S. High Street, Ninth Floor
     Columbus, OH 43287

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

                                                         PERCENT           PERCENT OWNED
                 NAME AND ADDRESS                        OWNED OF          OF RECORD AND
                 OF RECORD OWNER                      RECORD ONLY(a)      BENEFICIALLY(a)
                 ----------------                     --------------      ---------------
   RESERVE CLASS
   -------------
    FIRST NATIONAL BANKER'S BANK................          56.03%                 --
     P.O. Drawer 80579
     Baton Rouge, LA 70898

    FOUR OAKS BANK & TRUST COMPANY..............          25.02%                 --
     P.O. Box 309
     Four Oaks, NC 27524

    McDONALD & COMPANY..........................           5.78%                 --
     800 Superior Avenue
     Suite 2100
     Cleveland, OH 44114-2603

    SIGMA FINANCIAL SERVICES CORPORATION........           5.66%                 --
     4261 Park Rd.
     Ann Arbor, MI 48103

    COMMUNITY BANK, DESOTO COUNTY...............           5.40%                 --
     6910 Airways Blvd.
     P.O. Box 129
     Southaven, MS 38571

   RESOURCE CLASS
   --------------
    CIBC WORLD MARKETS..........................          24.96%                 --
     200 Liberty Street
     World Financial Center
     Attn: Lester Elson
     New York, NY 10281

    HAMBRECHT & QUIST LLC.......................          13.23%                 --
     One Bush Street, 10th Floor
     San Francisco, CA 94104

    MORGAN STANLEY DEAN WITTER..................          13.14%                 --
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201

    HAMBRECHT & QUIST LLC.......................           9.08%                 --
     1100 Newport Center Drive, 2nd Floor
     Newport Beach, CA 92660

    CENCO.......................................           5.97%                 --
     P.O. Box 10566
     Birmingham, AL 35296

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

PRIME PORTFOLIO

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Prime Portfolio as of September 24, 2001, and the percentage of such portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                                          PERCENT           PERCENT OWNED
                  NAME AND ADDRESS                        OWNED OF          OF RECORD AND
                  OF RECORD OWNER                      RECORD ONLY(a)      BENEFICIALLY(a)
                  ----------------                     --------------      ---------------
   CASH MANAGEMENT CLASS
   ---------------------
    FIRST UNION SECURITIES.......................          27.26%                  --
     10700 Wheat First Drive
     Glen Allen, VA 23060

    BANK OF NEW YORK.............................          22.85%                  --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286

    SEI TRUST COMPANY............................           8.67%                  --
     One Freedom Valley Drive
     Oaks, PA 19456

    IGT..........................................           8.09%                  --
     P.O. Box 10120
     Reno, NV 89502

    FUND SERVICES ADVISORS, INC. ................           6.11%                  --
     1875 Century Park East
     Suite 1345
     Los Angeles, CA 90067

   INSTITUTIONAL CLASS
   -------------------
    A I M ADVISORS, INC..........................          14.66%(b)           14.66%(b)
    AIM FUND OF FUNDS ACCOUNT
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste. 100
     Houston, TX 77046

    AIM ADVISORS, INC............................           9.21%(b)            9.21%(b)
     SEC. Lending
     11 Greenway Plaza, Ste. 100
     Houston, TX 77046

    PAINEWEBBER SSB..............................           6.42%                  --
     1000 Harbor Blvd. 6th Floor
     Mutual Fund Operations
     Weehawken, NJ 07087-6790

    FROST NATIONAL BANK TX.......................           5.49%                  --
     Muir & Co
     C/O Frost
     San Antonio, TX 78298-2479

   PERSONAL INVESTMENT CLASS
   -------------------------
    CULLEN/FROST DISCOUNT BROKERS................          81.56%                  --
     P.O. Box 2358
     San Antonio, TX 78299

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

                                                        PERCENT           PERCENT OWNED
                 NAME AND ADDRESS                       OWNED OF          OF RECORD AND
                 OF RECORD OWNER                     RECORD ONLY(a)      BENEFICIALLY(a)
                 ----------------                    --------------      ---------------
   PRIVATE INVESTMENT CLASS
   ------------------------
    BANK OF NEW YORK...........................          21.62%                 --
     One Wall Street 5th Floor
     New York, NY 10286

    HUNTINGTON CAPITAL CORP....................          17.85%                 --
     41 S. High St., Ninth Floor
     Columbus, OH 43287

    CULLEN/FROST DISCOUNT BROKERS..............          12.06%                 --
     P.O. Box 2358
     San Antonio, TX 78299

    BANK OF OKLAHOMA, N.A. INSTITUTIONAL
     INVESTMENTS...............................          10.80%                 --
     P.O. Box 2300
     Tulsa, OK 74192

    HAWS & COMPANY.............................           7.26%                 --
     P.O. Box 5847
     Denver, CO 80217

    FROST NATIONAL BANK TX.....................          10.24%                 --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

   RESERVE CLASS
   -------------
    BANK OF NEW YORK...........................          90.94%                 --
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286

   RESOURCE CLASS
   --------------
    FIRST UNION SECURITIES, INC................          27.81%                 --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675

    HARRIS METHODIST HEALTH SYSTEM.............          21.04%                 --
     600 East Las Colinas Blvd Ste 1550
     Irving, TX 75039

    MELLON BANK NA.............................          13.86%                 --
     P.O. Box 710
     Pittsburgh, PA 15230-0710

    SOVEREIGN BANK.............................           8.25%                 --
     c/o Chase Enterprises
     280 Trumbull St.
     Hartford, CT 06103

    HAMBRECHT & QUIST LLC......................           7.82%                 --
     One Bush Street, 10th Floor
     San Francisco, CA 94104

    CIBC WORLD MARKETS.........................           5.22%                 --
     200 Liberty Street
     World Financial Center
     New York, NY 10281

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

  To the best of the knowledge of the Company, as of September 24, 2001, the directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each class of each portfolio.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the heading "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Company and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the class will not be issued except upon written request to the Company. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Institutional Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Company may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. If AFS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time, and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Company, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE COMPANY

  If the Company determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Company may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value per share of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Company. Shares of the Institutional Class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the entire Portfolio. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which requires the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors has established procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

  The Company has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Institutional Class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Company--Directors and Officers" and "General Information about the Company--Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of the Institutional Class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment. Certain interpretative rules issued by the SEC are not expected to become effective until January, 2002. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.

  Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in the Prospectus, yield information for the shares of the Institutional Class of the Portfolio may be obtained by calling the Company at the telephone number set forth in the prospectus for the Institutional Class. Performance will vary from time to time, and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  The Portfolio may compare the performance of the Institutional Class or the performance of securities in which it may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, Massachusetts or by Lipper, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of the Institutional Class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in the Prospectus under the heading, "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Directors without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions--Investment Restrictions" in this Statement of Additional Information.

  Any percentage limitations with respect to assets of a Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, CDs, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, CDs and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

  Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields (in such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities). Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account (the total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets). The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issues. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  INTERFUND LOANS. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

  BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Company believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS - These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES - Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury, or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS - These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES - A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT - A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS - A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS - A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS - A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES - Short and medium term notes are obligations that have fixed or floating coupons and fixed maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

  MASTER NOTES - Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  PARTICIPATION INTERESTS - The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

  REPURCHASE AGREEMENTS - Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

  If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

  REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

  INVESTMENT IN OTHER INVESTMENT COMPANIES - With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

ELIGIBLE SECURITIES

  The Portfolio will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Company's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

  Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch IBCA, Inc. ("Fitch").

  MOODY'S - The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P - Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  FITCH - Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the highest ratings.

                            PLUS (+) AND MINUS (-)

  Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F-1"

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S - The following are the two highest bond ratings of Moody's.

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P - The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

  Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

  The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  FITCH - Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

INVESTMENT RESTRICTIONS

 Fundamental Restrictions

  The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. The restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors of the Company has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

 Non-Fundamental Restrictions

  The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding..

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions but include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general, in the Portfolio and in other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account (including affiliated money market funds) provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction of [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a fund may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates) and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Portfolio as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Portfolio from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Company's Board of Directors and any such purchases are reviewed at least quarterly by the Company's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Company was fair and reasonable in relation to the fees charged by others performing similar services.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to the Institutional Class of the Portfolio are declared to shareholders of record immediately after 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of the Institutional Class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5.00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

  The dividends accrued and paid for the Institutional Class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which the Institutional Class relates, allocated based upon the Institutional Class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon the Institutional Class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to the Institutional Class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of the Institutional Class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement") and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

  In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate Portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Institutional Class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

  The Portfolio will be required in certain cases to withhold, as of January 1, 2002, and remit to the U.S. Treasury 30% of the distributions and, in certain cases, the proceeds of redemption of shares, paid to any shareholder
(1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Company that it is not subject to backup withholding or that it is a corporation or other "exempt recipient"; however, backup withholding decreases in phases to 28% for the years 2006 and thereafter.

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Institutional Class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gain realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rated applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

FOREIGN INCOME TAX

  Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Company.

 [AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                 This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                                 As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                 There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                 An investment in the fund:

                                  . is not FDIC insured;

                                  . may lose value; and

                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1997             5.59%
                1998             5.53%
                1999             5.17%
                2000             6.44%

 Cash Management Class shares' year-to-date total return as of September 30, 2001 was 3.47%.

 During the periods shown in the bar chart, the highest quarterly return was 1.65% (quarter ended December 31, 2000), and the lowest quarterly return was 1.20% (quarter ended June 30, 1999).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended           SINCE   INCEPTION
December 31, 2000)      1 YEAR INCEPTION   DATE
--------------------------------------------------
Cash Management Class   6.44%    5.63%   01/16/96
--------------------------------------------------

Cash Management Class shares' seven-day yield on December 31, 2000 was 6.57%. For the current seven-day yield, call (800) 877-7745.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                      CASH
(fees paid directly from            MANAGEMENT
your investment)                      CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                      CASH
(expenses that are deducted         MANAGEMENT
from fund assets)                     CLASS
-----------------------------------------------------------
Management Fees                       0.15%

Distribution and/or Service
(12b-1) Fees                          0.10

Other Expenses                        0.04

Total Annual Fund
Operating Expenses(2)                 0.29

--------------------------------------------------------------------------------
(1)There is no guarantee that actual expenses will be the same as those shown in the table.
(2)The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Management Fees to 0.075%. Total Annual Fund Operating Expenses, restated for the current agreements, are 0.20%. The waivers and/or expense limitations may be terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class   $30     $93    $163     $368
------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Except for participants in the AMVESCAP Sharesave Plan (the sharesave plan), individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                       CASH MANAGEMENT CLASS
                         --------------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                         --------------------------------------------------------
                            2001           2000        1999       1998     1997
---------------------------------------------------------------------------------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $   1.00  $  1.00
---------------------------------------------------------------------------------
 Net investment income         0.05           0.06        0.05      0.06     0.05
---------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)         (0.06)      (0.05)    (0.06)   (0.05)
=================================================================================
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $   1.00  $  1.00
_________________________________________________________________________________
=================================================================================
Total return                   5.45%          6.04%       5.09%     5.66%    5.50%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental
 data:
 Net assets, end of year
  (000s omitted)         $5,449,916     $3,528,435  $1,078,777  $655,975  $83,487
_________________________________________________________________________________
=================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.18%(a)       0.17%       0.17%     0.16%    0.15%
---------------------------------------------------------------------------------
 Without fee waivers           0.29%(a)       0.29%       0.28%     0.28%    0.28%
_________________________________________________________________________________
=================================================================================
Ratio of net investment
 income to average net
 assets                        5.11%(a)       5.96%       4.94%     5.51%    5.38%
_________________________________________________________________________________
=================================================================================

(a)Ratios are based on average net assets of $5,421,337,983.

                                ---------------
                                |LIQUID ASSETS|
                                |  PORTFOLIO  |
                                ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------
Through a Financial           Contact your financial             Same
 Intermediary                 intermediary.
                              The financial intermediary should
                              mail your completed account
                              application and purchase payment
                              to the transfer agent,
                              A I M Fund Services, Inc.
                              P.O. Box 0843
                              Houston, TX 77001-0843
                              The financial intermediary should
                              call the transfer agent at (800)
                              659-1005 to receive an account
                              number.
                              Then, the intermediary should use
                              the following wire instructions:
                              The Bank of New York
                              ABA/Routing #: 02100018
                              DDA 8900117435
                              For Further Credit to the fund
                              and Your Account #

By Telephone                  Open your account as described     Call the transfer agent at
                              above.                             (800) 659-1005 and wire payment
                                                                 for your purchase order in
                                                                 accordance with the wire
                                                                 instructions noted above. You
                                                                 must call and wire payment
                                                                 before 5:00 p.m. Eastern Time
                                                                 in order to effect your
                                                                 purchase on that day.

By AIM LINK                   Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--      above.                             Trademark-- Agreement. Mail the
                                                                 application and agreement to the
                                                                 transfer agent. Once your request
                                                                 for this option has been processed,
                                                                 you may place your order via
                                                                 AIM LINK.
------------------------------------------------------------------------------------------------

                                ---------------
                                |LIQUID ASSETS|
                                |  PORTFOLIO  |
                                ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
 -------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                                ---------------
                                |LIQUID ASSETS|
                                |  PORTFOLIO  |
                                ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7745

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our
                 website: http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
| Liquid Assets Portfolio, a series of Short-|
| Term Investments Co.                       |
| SEC 1940 Act file number: 811-7892         |
----------------------------------------------


[AIM LOGO APPEARS HERE]     www.aimfunds.com LAP-PRO-3   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-3
OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheavel, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1994             4.37%
                1995             6.08%
                1996             5.52%
                1997             5.67%
                1998             5.61%
                1999             5.24%
                2000             6.52%

 Institutional Class shares' year-to-date total return as of September 30, 2001 was 3.53%.
 During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.84% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                  SINCE   INCEPTION
December 31, 2000)     1 YEAR 5 YEARS INCEPTION   DATE
---------------------------------------------------------
Institutional Class     6.52%  5.71%    5.53%   11/04/93
---------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.65%. For the current seven-day yield, call (800) 659-1005.

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees(2)                  0.15%

Distribution and/or Service
(12b-1) Fees                        None

Other Expenses                      0.04

Total Annual Fund
Operating Expenses                  0.19
-----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The investment advisor has currently agreed to limit Management Fees to 0.075%. Total Annual Fund Operating Expenses, restated for the current agreement, are 0.12%. The expense limitation may be terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class   $19     $61    $107     $243
----------------------------------------------------

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                            INSTITUTIONAL CLASS
                          ----------------------------------------------------------------
                                           YEAR ENDED AUGUST 31,
                          ----------------------------------------------------------------
                             2001            2000         1999        1998        1997
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period      $      1.00     $      1.00  $     1.00  $     1.00  $     1.00
------------------------------------------------------------------------------------------
Net investment income            0.05            0.06        0.05        0.06        0.05
------------------------------------------------------------------------------------------
Less distributions: from
 net investment income          (0.05)          (0.06)      (0.05)      (0.06)      (0.05)
==========================================================================================
Net asset value, end of
 period                   $      1.00     $      1.00  $     1.00  $     1.00  $     1.00
__________________________________________________________________________________________
==========================================================================================
Total return                     5.54%           6.12%       5.17%       5.74%       5.58%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)           $26,772,308     $17,353,163  $4,541,935  $3,097,539  $3,787,357
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                0.10%(a)        0.09%       0.09%       0.08%       0.06%
------------------------------------------------------------------------------------------
 Without fee waivers             0.19%(a)        0.19%       0.18%       0.18%       0.18%
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment
 income to average net
 assets                          5.19%(a)        6.04%       5.02%       5.59%       5.46%
__________________________________________________________________________________________
==========================================================================================

(a) Ratios are based on average daily net assets of $26,687,186,110.

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                               OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial             Same
 Intermediary                  intermediary.
                               The financial intermediary should
                               mail your completed account
                               application and purchase payment
                               to the transfer agent,
                               A I M Fund Services, Inc.
                               P.O. Box 0843
                               Houston, TX 77001-0843
                               The financial intermediary should
                               call the transfer agent at (800)
                               659-1005 to receive an account
                               number.
                               Then, the intermediary should use
                               the following wire instructions:
                               The Bank of New York
                               ABA/Routing #: 02100018
                               DDA 8900117435
                               For Further Credit to the fund
                               and Your Account #

By Telephone                   Open your account as described     Call the transfer agent at
                               above.                             (800) 659-1005 and wire payment
                                                                  for your purchase order in
                                                                  accordance with the wire
                                                                  instructions noted above. You
                                                                  must call and wire payment
                                                                  before 5:00 p.m. Eastern Time
                                                                  in order to effect your
                                                                  purchase on that day.

By AIM LINK                    Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--       above.                             Trademark-- Agreement. Mail the
                                                                  application and agreement to the
                                                                  transfer agent. Once your request
                                                                  for this option has been processed,
                                                                  you may place your order via
                                                                  AIM LINK.
----------------------------------------------------------------------------------------------------

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary   Contact your financial intermediary.

                                    Redemption proceeds will be sent in
                                    accordance with the wire instructions
                                    specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                    Time in order to effect the redemption at the day's closing price.

 By Telephone                       A person who has been authorized to make
                                    transactions in the account application may
                                    make redemptions by telephone. You must call
                                    the transfer agent before 5:00 p.m. Eastern
                                    Time in order to effect the redemption at
                                    that day's closing price.

 By AIM LINK                        Place your redemption request via AIM LINK.
 --Registered Trademark--           The transfer agent must receive your
                                    redemption request before 5:00 p.m. Eastern
                                    Time in order to effect the redemption at
                                    that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

----------------------------------------
| THE FUND AND ITS AGENTS RESERVE      |
| THE RIGHT AT ANY TIME TO:            |
| . REJECT OR CANCEL ALL OR ANY PART   |
|   OF ANY PURCHASE ORDER;             |
| . MODIFY ANY TERMS OR CONDITIONS     |
|   OF PURCHASE OF SHARES OF THE       |
|   FUND; OR                           |
| . WITHDRAW ALL OR ANY PART OF THE    |
|   OFFERING MADE BY THIS              |
|   PROSPECTUS.                        |
----------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0841

BY TELEPHONE:    (800) 659-1005

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
| Liquid Assets Portfolio, a series of Short- |
| Term Investments Co.                        |
| SEC 1940 Act file number: 811-7892          |
-----------------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    LAP-PRO-1   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                 This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

                                 As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                 There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                 An investment in the fund:

                                  . is not FDIC insured;

                                  . may lose value; and

                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Return                      2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows the performance of the fund's Personal Investment Class shares. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURN
             -----------        ------
                2000             4.74%

 Personal Investment Class shares' year-to-date total return as of September 30, 2001 was 3.15%.

 During the period shown in the bar chart, the highest quarterly return was 1.59% (quarter ended December 31, 2000), and the lowest quarterly return was 1.33% (quarter ended March 31, 2000).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended              SINCE   INCEPTION
December 31, 2000)         1 YEAR INCEPTION   DATE
-----------------------------------------------------
Personal Investment Class   4.74%   5.05%   01/04/99
-----------------------------------------------------

Personal Investment Class shares' seven-day yield on December 31, 2000 was 6.15%. For the current seven-day yield, call (800) 877-4744.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                      PERSONAL
(fees paid directly from             INVESTMENT
your investment)                       CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                      PERSONAL
(expenses that are deducted          INVESTMENT
from fund assets)                      CLASS
-----------------------------------------------------------
Management Fees                         0.15%

Distribution and/or Service
(12b-1) Fees                            0.75

Other Expenses                          0.04

Total Annual Fund
Operating Expenses(2)                   0.94
-----------------------------------------------------------

(1)There is no guarantee that actual expenses will be the same as those shown in the table.
(2)The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Management Fees to 0.075%. Total Annual Fund Operating Expenses, restated for the current agreements, are 0.62%. The waivers and/or expense limitations may be terminated at any time.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class   $96    $300    $520    $1,155
----------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                                  PERSONAL INVESTMENT CLASS
                                               -------------------------------
                                                                    JANUARY 4
                                                                      (DATE
                                                                      SALES
                                                                    COMMENCED)
                                                 YEAR ENDED          THROUGH
                                                 AUGUST 31,         AUGUST 31,
                                               -------------------  ----------
                                                2001        2000       1999
-------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00     $  1.00    $1.00
-------------------------------------------------------------------------------
Net investment income                             0.05        0.05     0.01
-------------------------------------------------------------------------------
Less distributions from net investment income    (0.05)      (0.05)   (0.01)
===============================================================================
Net asset value, end of period                 $  1.00     $  1.00    $1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                   5.01%       5.60%    2.94%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $11,930     $14,179    $ 994
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                                 0.60%(b)    0.59%    0.59%(c)
-------------------------------------------------------------------------------
 Without fee waivers                              0.94%(b)    0.94%    0.93%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to average net
 assets                                           4.69%(b)    5.54%    4.52%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average net assets of $19,163,202.
(c) Annualized.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
-------------------------------------------------------------------------------------------------------------

                               OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial             Same
 Intermediary                  intermediary.
                               The financial intermediary should
                               mail your completed account
                               application and purchase payment
                               to the transfer agent,
                               A I M Fund Services, Inc.
                               P.O. Box 0843
                               Houston, TX 77001-0843
                               The financial intermediary should
                               call the transfer agent at (800)
                               659-1005 to receive an account
                               number.
                               Then, the intermediary should use
                               the following wire instructions:
                               The Bank of New York
                               ABA/Routing #: 02100018
                               DDA 8900117435
                               For Further Credit to the fund
                               and Your Account #

By Telephone                   Open your account as described     Call the transfer agent at
                               above.                             (800) 659-1005 and wire payment
                                                                  for your purchase order in
                                                                  accordance with the wire
                                                                  instructions noted above. You
                                                                  must call and wire payment
                                                                  before 5:00 p.m. Eastern Time
                                                                  in order to effect your
                                                                  purchase on that day.

By AIM LINK                    Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--       above.                             Trademark Agreement. Mail the
                                                                  application and agreement to the
                                                                  transfer agent. Once your request
                                                                  for this option has been processed,
                                                                  you may place your order via
                                                                  AIM LINK.
------------------------------------------------------------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-4744

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or semiannual reports via our website: http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
| Liquid Assets Portfolio, a series of Short- |
| Term Investments Co.                        |
| SEC 1940 Act file number: 811-7892          |
-----------------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com  LAP-PRO-4   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                  This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

                                  As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                  There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                  An investment in the fund:
                                   . is not FDIC insured;
                                   . may lose value; and
                                   . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--
--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.




                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1997             5.36%
                1998             5.30%
                1999             4.92%
                2000             4.95%



 Private Investment Class shares' year-to-date total return as of September 30, 2001 was 3.30%.

 During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarter ended December 31, 2000), and the lowest quarterly return was 1.14% (quarters ended March 31, 1999 and June 30, 1999).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended             SINCE   INCEPTION
December 31, 2000)        1 YEAR INCEPTION   DATE
----------------------------------------------------
Private Investment Class   4.95%   5.27%   02/16/96
----------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 2000 was 6.35%. For the current seven-day yield, call (800) 877-7748.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(expenses that are deducted
from fund assets)             PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                        0.15%
Distribution and/or Service
(12b-1) Fees                           0.50

Other Expenses                         0.04

Total Annual Fund

Operating Expenses(2)                  0.69

--------------------------------------------------------------------------------
(1)There is no guarantee that actual expenses will be the same as that shown in the table.
(2)The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Management Fees to 0.075%. Total Annual Fund Operating Expenses, restated for the current agreements, are 0.42%. The waivers and/or expense limitations may be terminated at any time.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class   $70    $221    $384     $859
---------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                             PRIVATE INVESTMENT CLASS
                                -----------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                -----------------------------------------------
                                  2001        2000      1999     1998     1997
-------------------------------------------------------------------------------
Net asset value,
 beginning of period       $     1.00     $   1.00  $   1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Net investment income            0.05         0.06      0.05     0.05     0.05
-------------------------------------------------------------------------------
Less distributions from
 net investment income          (0.05)       (0.06)    (0.05)   (0.05)   (0.05)
===============================================================================
Net asset value, end of
 period                    $     1.00     $   1.00  $   1.00  $  1.00  $  1.00
_______________________________________________________________________________
===============================================================================
Total return                     5.22%        5.81%     4.85%    5.43%    5.27%
_______________________________________________________________________________
===============================================================================
Net assets, end of period
 (000s omitted)            $1,289,497     $952,177  $266,031  $70,058  $70,856
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                0.40%(a)     0.39%     0.39%    0.38%    0.36%
-------------------------------------------------------------------------------
 Without fee waivers             0.69%(a)     0.69%     0.68%    0.68%    0.68%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                          4.89%(a)     5.74%     4.72%    5.29%    5.16%
_______________________________________________________________________________
===============================================================================

(a) Ratios are based on average net assets of $1,124,148,651.

                               ---------------
                               |LIQUID ASSETS|
                               |   PORTFOLIO |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                            OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------
Through a Financial         Contact your financial             Same
 Intermediary               intermediary.
                            The financial intermediary should
                            mail your completed account
                            application and purchase payment
                            to the transfer agent,
                            A I M Fund Services, Inc.
                            P.O. Box 0843
                            Houston, TX 77001-0843
                            The financial intermediary should
                            call the transfer agent at (800)
                            659-1005 to receive an account
                            number.
                            Then, the intermediary should use
                            the following wire instructions:
                            The Bank of New York
                            ABA/Routing #: 02100018
                            DDA 8900117435
                            For Further Credit to the fund
                            and Your Account #

By Telephone                Open your account as described     Call the transfer agent at
                            above.                             (800) 659-1005 and wire payment
                                                               for your purchase order in
                                                               accordance with the wire
                                                               instructions noted above. You
                                                               must call and wire payment
                                                               before 5:00 p.m. Eastern Time
                                                               in order to effect your
                                                               purchase on that day.

By AIM LINK                 Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered Trademark--    above.                             Agreement. Mail the application
                                                               and agreement to the transfer
                                                               agent. Once your request for
                                                               this option has been processed,
                                                               you may place your order via
                                                               AIM LINK.
------------------------------------------------------------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |   PORTFOLIO |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary  Contact your financial intermediary.

                                   Redemption proceeds will be sent in
                                   accordance with the wire instructions
                                   specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                   Time in order to effect the redemption at the day's closing price.

 By Telephone                      A person who has been authorized to make
                                   transactions in the account application may
                                   make redemptions by telephone. You must call
                                   the transfer agent before 5:00 p.m. Eastern
                                   Time in order to effect the redemption at
                                   that day's closing price.

 By AIM LINK                       Place your redemption request via AIM LINK.
 --Registered Trademark--          The transfer agent must receive your
                                   redemption request before 5:00 p.m. Eastern
                                   Time in order to effect the redemption at
                                   that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

------------------------------------
|THE FUND AND ITS AGENTS RESERVE   |
|THE RIGHT AT ANY TIME TO:         |
|. REJECT OR CANCEL ALL OR ANY PART|
|  OF ANY PURCHASE ORDER;          |
|. MODIFY ANY TERMS OR CONDITIONS  |
|  OF PURCHASE OF SHARES OF THE    |
|  FUND; OR                        |
|. WITHDRAW ALL OR ANY PART OF THE |
|  OFFERING MADE BY THIS           |
|  PROSPECTUS.                     |
------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                               ---------------
                               |LIQUID ASSETS|
                               |   PORTFOLIO |
                               ---------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-7748

ON THE INTERNET:  You can send us a request by e-mail
                  or download prospectuses, annual or semiannual reports via our website: http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ---------------------------------------------
 |Liquid Assets Portfolio, a series of Short-|
 |Term Investments Co.                       |
 |SEC 1940 Act file number: 811-7892         |
 ---------------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com   LAP-PRO-2 INVEST WITH DISCIPLINE
--Registered Trademark---                              --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                               This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                               As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                               There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               An investment in the fund:
                                . is not FDIC insured;
                                . may lose value; and
                                . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Reserve Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1994             4.37%
                1995             6.08%
                1996             5.52%
                1997             5.67%
                1998             5.61%
                1999             5.24%
                2000             6.52%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses.
 Institutional Class and the Reserve Class shares' year-to-date total return as of September 30, 2001 was 3.53% and 2.92%, respectively.
 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarter ended September 30, 2000 and December 31,
2000), and the lowest quarterly return was 0.84% (quarter ended March 31,
1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                    SINCE   INCEPTION
December 31, 2000)       1 YEAR 5 YEARS INCEPTION   DATE
-----------------------------------------------------------
Institutional Class      6.52%   5.71%    5.53%   11/04/93
-----------------------------------------------------------
Reserve Class              --      --      --     01/14/00
-----------------------------------------------------------

Reserve Class shares' seven-day yield on December 31, 2000 was 5.85%. For the current seven-day yield, call (800) 417-8837.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees                   0.15%

Distribution and/or Service
(12b-1) Fees                      1.00

Other Expenses                    0.04

Total Annual Fund
Operating Expenses(2)             1.19

--------------------------------------------------------------------------------
(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Management Fees to 0.075%. Total Annual Fund Operating Expenses, restated for the current agreements, are 0.92%. The waivers and/or expense limitations may be terminated at any time.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class   $121   $378    $654    $1,443
----------------------------------------------

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                                          RESERVE CLASS
                                                      -----------------------
                                                                   JANUARY 14
                                                                     (DATE
                                                                     SALES
                                                                   COMMENCED)
                                                      YEAR ENDED    THROUGH
                                                      AUGUST 31,   AUGUST 31,
                                                         2001         2000
-------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 1.00       $ 1.00
-------------------------------------------------------------------------------
Net investment income                                     0.05         0.03
-------------------------------------------------------------------------------
Less distributions from net investment income            (0.05)       (0.03)
===============================================================================
Net asset value, end of period                          $ 1.00       $ 1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                           4.70%        3.48%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $5,169       $2,495
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                                         0.90%(b)     0.89%(c)
-------------------------------------------------------------------------------
 Without fee waivers                                      1.19%(b)     1.19%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to average net assets      4.39%(b)     5.24%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $2,561,849.
(c) Annualized.

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                               OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial             Same
 Intermediary                  intermediary.
                               The financial intermediary should
                               mail your completed account
                               application and purchase payment
                               to the transfer agent,
                               A I M Fund Services, Inc.
                               P.O. Box 0843
                               Houston, TX 77001-0843
                               The financial intermediary should
                               call the transfer agent at (800)
                               659-1005 to receive an account
                               number.
                               Then, the intermediary should use
                               the following wire instructions:
                               The Bank of New York
                               ABA/Routing #: 02100018
                               DDA 8900117435
                               For Further Credit to the fund
                               and Your Account #

By Telephone                   Open your account as described     Call the transfer agent at
                               above.                             (800) 659-1005 and wire payment
                                                                  for your purchase order in
                                                                  accordance with the wire
                                                                  instructions noted above. You
                                                                  must call and wire payment
                                                                  before 5:00 p.m. Eastern Time
                                                                  in order to effect your
                                                                  purchase on that day.

By AIM LINK                    Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--       above.                             Trademark-- Agreement. Mail the
                                                                  application and agreement to the
                                                                  transfer agent. Once your request
                                                                  for this option has been processed,
                                                                  you may place your order via
                                                                  AIM LINK.
------------------------------------------------------------------------------------------------------

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

---------------------------------------
| THE FUND AND ITS AGENTS RESERVE     |
| THE RIGHT AT ANY TIME TO:           |
| . REJECT OR CANCEL ALL OR ANY PART  |
|   OF ANY PURCHASE ORDER;            |
| . MODIFY ANY TERMS OR CONDITIONS    |
|   OF PURCHASE OF SHARES OF THE      |
|   FUND; OR                          |
| . WITHDRAW ALL OR ANY PART OF THE   |
|   OFFERING MADE BY THIS             |
|   PROSPECTUS.                       |
---------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                               -----------------
                               | LIQUID ASSETS |
                               |   PORTFOLIO   |
                               -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 417-8837

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
| Liquid Assets Portfolio, a series of Short- |
| Term Investments Co.                        |
| SEC 1940 Act file number: 811-7892          |
-----------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   LAP-PRO-5   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                  This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                                  As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                  There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                  An investment in the fund:

                                   . is not FDIC insured;

                                   . may lose value; and

                                   . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1997             5.46%
                1998             5.40%
                1999             5.03%
                2000             6.31%

 Resource Class shares' year-to-date total return as of September 30, 2001 was 3.38%.

 During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarter ended December 31, 2000), and the lowest quarterly return was 1.17% (quarters ended March 31, 1999 and June 30, 1999).
PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended         SINCE    INCEPTION
December 31, 2000)     1 YEAR INCEPTION    DATE
-------------------------------------------------
Resource Class         6.31%    5.54%   09/23/96
-------------------------------------------------

Resource Class shares' seven-day yield on December 31, 2000 was 6.45%. For the current seven-day yield, call (800) 825-6858.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees                   0.15%

Distribution and/or Service
(12b-1) Fees                      0.20

Other Expenses                    0.04
Total Annual Fund

Operating Expenses(2)             0.39
-----------------------------------------------------------

(1)There is no guarantee that actual expenses will be the same as those shown in the table.
(2)The investment advisor has currently agreed to limit Management Fees to 0.075%. Total Annual Fund Operating Expenses, restated for the current agreement, are 0.32%. The expense limitation may be terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------
Resource Class   $40    $125    $219     $493
-----------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                              RESOURCE CLASS
                         ----------------------------------------------------------------
                                                                       SEPTEMBER 23, 1996
                                                                          (DATE SALES
                                                                       COMMENCED) THROUGH
                                 YEAR ENDED AUGUST 31,                     AUGUST 31,
                         --------------------------------------------  ------------------
                            2001           2000       1999     1998           1997
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $     1.00     $     1.00  $   1.00  $  1.00       $  1.00
-----------------------------------------------------------------------------------------
Net investment income          0.05           0.06      0.05     0.05          0.05
-----------------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)         (0.06)    (0.05)   (0.05)        (0.05)
=========================================================================================
Net asset value, end of
 period                  $     1.00     $     1.00  $   1.00  $  1.00       $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(a)                5.33%          5.91%     4.96%    5.53%         5.04%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,269,405     $1,102,431  $306,758  $86,041       $80,510
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.30%(b)       0.29%     0.29%    0.28%         0.27%(c)
-----------------------------------------------------------------------------------------
 Without fee waivers           0.39%(b)       0.39%     0.38%    0.38%         0.39%(c)
_________________________________________________________________________________________
=========================================================================================
Ratio of net investment
 income to average net
 assets                        4.99%(b)       5.84%     4.82%    5.40%         5.34%(c)
_________________________________________________________________________________________
=========================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $1,152,976,788.
(c) Annualized.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                               OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial             Same
 Intermediary                  intermediary.
                               The financial intermediary should
                               mail your completed account
                               application and purchase payment
                               to the transfer agent,
                               A I M Fund Services, Inc.
                               P.O. Box 0843
                               Houston, TX 77001-0843
                               The financial intermediary should
                               call the transfer agent at (800)
                               659-1005 to receive an account
                               number.
                               Then, the intermediary should use
                               the following wire instructions:
                               The Bank of New York
                               ABA/Routing #: 02100018
                               DDA 8900117435
                               For Further Credit to the fund
                               and Your Account #

By Telephone                   Open your account as described     Call the transfer agent at
                               above.                             (800) 659-1005 and wire payment
                                                                  for your purchase order in
                                                                  accordance with the wire
                                                                  instructions noted above. You
                                                                  must call and wire payment
                                                                  before 5:00 p.m. Eastern Time
                                                                  in order to effect your
                                                                  purchase on that day.

By AIM LINK                    Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--       above.                             Trademark Agreement. Mail the
                                                                  application and agreement to the
                                                                  transfer agent. Once your request
                                                                  for this option has been processed,
                                                                  you may place your order via
                                                                  AIM LINK.
-------------------------------------------------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary  Contact your financial intermediary.

                                   Redemption proceeds will be sent in
                                   accordance with the wire instructions
                                   specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                   Time in order to effect the redemption at the day's closing price.

 By Telephone                      A person who has been authorized to make
                                   transactions in the account application may
                                   make redemptions by telephone. You must call
                                   the transfer agent before 5:00 p.m. Eastern
                                   Time in order to effect the redemption at
                                   that day's closing price.

 By AIM LINK                       Place your redemption request via AIM LINK.
 --Registered Trademark--          The transfer agent must receive your
                                   redemption request before 5:00 p.m. Eastern
                                   Time in order to effect the redemption at
                                   that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

------------------------------------
|THE FUND AND ITS AGENTS RESERVE   |
|THE RIGHT AT ANY TIME TO:         |
|. REJECT OR CANCEL ALL OR ANY PART|
|  OF ANY PURCHASE ORDER;          |
|. MODIFY ANY TERMS OR CONDITIONS  |
|  OF PURCHASE OF SHARES OF THE    |
|  FUND; OR                        |
|. WITHDRAW ALL OR ANY PART OF THE |
|  OFFERING MADE BY THIS           |
|  PROSPECTUS.                     |
------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                               ---------------
                               |LIQUID ASSETS|
                               |   PORTFOLIO |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 246-3426

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our web site:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ---------------------------------------------
 |Liquid Assets Portfolio, a series of Short-|
 |Term Investments Co.                       |
 |SEC 1940 Act file number: 811-7892         |
 ---------------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com  LAP-PRO-6  INVEST WITH DISCIPLINE
--Registered Trademark--                               --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
JANUARY 2, 2002

                                 This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                                 As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                 There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                 An investment in the fund:

                                  . is not FDIC insured;

                                  . may lose value; and

                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.
 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

             YEAR                   ANNUAL
             ENDED                   TOTAL
          DECEMBER 31               RETURNS
          -----------               -------
             1994                    4.37%
             1995                    6.08%
             1996                    5.52%
             1997                    5.67%
             1998                    5.61%
             1999                    5.24%
             2000                    6.52%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

 Institutional Class shares' year-to-date total return as of September 30, 2001 was 3.53%.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarters ended December 31, 2000 and September 30,
2000), and the lowest quarterly return was 0.84% (quarter ended March 31,
1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended           5     SINCE     INCEPTION
December 31, 2000)      1 YEAR  YEAR  INCEPTION     DATE
----------------------------------------------------------
Institutional Class      6.52%  5.71%   5.53%    11/04/93
----------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.65%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              SWEEP CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(expenses that are deducted
from fund assets)             SWEEP CLASS
-----------------------------------------------------------
Management Fees                  0.15%

Distribution and/or Service
(12b-1) Fees                     0.25

Other Expenses(2)                0.04

Total Annual Fund
Operating Expenses(3)            0.44

--------------------------------------------------------------------------------
(1)There is no guarantee that actual expenses will be the same as those shown in the table.
(2)Other expenses are based on estimated amounts for the current fiscal year.
(3)The investment advisor has agreed to limit management fees to 0.075%. Total Annual Fund Operating Expenses, net of this limitation, are 0.37%. The waiver may be terminated at anytime.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $45    $141    $246     $555
--------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.
 As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                           INSTITUTIONAL CLASS
                         ---------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                         ---------------------------------------------------------------
                            2001            2000         1999        1998        1997
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $      1.00     $      1.00  $     1.00  $     1.00  $     1.00
-----------------------------------------------------------------------------------------
Net investment income           0.05            0.06        0.05        0.06        0.05
-----------------------------------------------------------------------------------------
Less distributions from
 net investment income         (0.05)          (0.06)      (0.05)      (0.06)      (0.05)
=========================================================================================
Net asset value, end of
 period                  $      1.00     $      1.00  $     1.00  $     1.00  $     1.00
_________________________________________________________________________________________
=========================================================================================
Total return                    5.54%           6.12%       5.17%       5.74%       5.58%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $26,772,308     $17,353,163  $4,541,935  $3,097,539  $3,787,357
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers               0.10%(a)        0.09%       0.09%       0.08%       0.06%
-----------------------------------------------------------------------------------------
 Without fee waivers            0.19%(a)        0.19%       0.18%       0.18%       0.18%
_________________________________________________________________________________________
=========================================================================================
Ratio of net investment
 income to average net
 assets                         5.19%(a)        6.04%       5.02%       5.59%       5.46%
_________________________________________________________________________________________
=========================================================================================

(a) Ratios are based on average daily net assets of $26,687,186,110.

                                ---------------
                                |LIQUID ASSETS|
                                |  PORTFOLIO  |
                                ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class        $10 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial             Same
 Intermediary                    intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P.O. Box 0843
                                 Houston, TX 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number.
                                 Then, the intermediary should use
                                 the following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 02100018
                                 DDA 8900117435
                                 For Further Credit to the fund
                                 and Your Account #

By Telephone                     Open your account as described     Call the transfer agent at
                                 above.                             (800) 659-1005 and wire payment
                                                                    for your purchase order in
                                                                    accordance with the wire
                                                                    instructions noted above. You
                                                                    must call and wire payment
                                                                    before 5:00 p.m. Eastern Time
                                                                    in order to effect your
                                                                    purchase on that day.

By AIM LINK                      Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--         above.                             Trademark-- Agreement. Mail the
                                                                    application and agreement to the
                                                                    transfer agent. Once your request
                                                                    for this option has been processed,
                                                                    you may place your order via
                                                                    AIM LINK.
---------------------------------------------------------------------------------------------------

                                ---------------
                                |LIQUID ASSETS|
                                |  PORTFOLIO  |
                                ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 5:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                                ---------------
                                |LIQUID ASSETS|
                                |  PORTFOLIO  |
                                ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
| Liquid Assets Portfolio, a series of Short- |
| Term Investments Co.                        |
| SEC 1940 Act file number: 811-7892          |
-----------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com LAP-PRO-7   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE LIQUID ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS CO. LISTED BELOW. THIS
                                   STATEMENT
      OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE LIQUID ASSETS
              PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY
            PROSPECTUS FOR ANY CLASS OF THE LIQUID ASSETS PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                                 ------------

        THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 2, 2002,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

                      CLASS                                         DATED
                      -----                                         -----
              Cash Management Class                            January 2, 2002
               Institutional Class                             January 2, 2002
            Personal Investment Class                          January 2, 2002
            Private Investment Class                           January 2, 2002
                  Reserve Class                                January 2, 2002
                 Resource Class                                January 2, 2002
                   Sweep Class                                 January 2, 2002

                           SHORT-TERM INVESTMENTS CO.
                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 2, 2002

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
      GENERAL INFORMATION ABOUT THE COMPANY...............................   1
        Portfolio History.................................................   1
        Shares of Common Stock............................................   1
      DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS..........   2
        Classification....................................................   2
        Investment Strategies and Risks...................................   2
          Foreign Investments.............................................   4
          Debt Investments................................................   4
          Other Investments...............................................   5
          Investment Techniques...........................................   6
        Portfolio Policies................................................   7
      MANAGEMENT OF THE COMPANY...........................................   9
        Board of Directors................................................   9
        Management Information............................................   9
        Compensation......................................................  10
        Codes of Ethics...................................................  11
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................  11
      INVESTMENT ADVISORY AND OTHER SERVICES..............................  12
        Investment Advisor................................................  12
        Service Agreements................................................  12
        Other Service Providers...........................................  12
      BROKERAGE ALLOCATION AND OTHER PRACTICES............................  13
        Brokerage Transactions............................................  13
        Commissions.......................................................  13
        Brokerage Selection...............................................  14
        Directed Brokerage (Research Services)............................  14
        Regular Brokers or Dealers........................................  14
        Allocation of Portfolio Transactions..............................  14
      PURCHASE, REDEMPTION AND PRICING OF SHARES..........................  15
        Purchase and Redemption of Shares.................................  15
        Offering Price....................................................  15
        Redemption in Kind................................................  16
        Backup Withholding................................................  16
      DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS............................  17
        Dividends and Distributions.......................................  17
        Tax Matters.......................................................  17
      DISTRIBUTION OF SECURITIES..........................................  20
        Distribution Plan.................................................  20
        Distributor.......................................................  21
      BANKING REGULATIONS.................................................  21
      CALCULATION OF PERFORMANCE DATA.....................................  22
      RATINGS OF DEBT SECURITIES.......................................... A-1
      DIRECTORS AND OFFICERS.............................................. B-1
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................. C-1
      MANAGEMENT FEES..................................................... D-1
      ADMINISTRATIVE SERVICES FEES........................................ E-1
      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION
       PLAN............................................................... F-1
      ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN........ G-1
      PERFORMANCE DATA.................................................... H-1
      FINANCIAL STATEMENTS................................................  FS

                     GENERAL INFORMATION ABOUT THE COMPANY

PORTFOLIO HISTORY

  Short-Term Investments Co. (the "Company") is a Maryland corporation which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of three separate portfolios: Cash Assets Portfolio, Liquid Assets Portfolio and Prime Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Liquid Assets Portfolio (the "Portfolio"). Under the Articles of Incorporation of the Company, dated [May 3, 1993], as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

  The Company was originally organized on May 3, 1993, as a Maryland corporation, and had no operations prior to November 4, 1993.

SHARES OF COMMON STOCK

  Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances.

  The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The portfolios allocate any general expenses of the Company not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

  Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Liquid Assets Portfolio and Prime Portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

  All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

  Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  The Articles of Incorporation of the Company authorize the issuance of 413.9 billion shares with a par value of $.001 each, of which 268.5 billion shares represent an interest in the Portfolio (or class thereof), and 120.1 billion shares represent an interest in the Prime Portfolio (or class thereof), and 5 billion shares represent an interest in the Cash Assets Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions for that portfolio (or class).

  The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

SHARE CERTIFICATES. Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").

          DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

  The Company is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

  The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS CO.
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

  PORTFOLIO                                    LIQUID ASSETS PORTFOLIO
  ---------                                    -----------------------
  SECURITY/INVESTMENT TECHNIQUE
--------------------------------------------------------------------------
                          EQUITY INVESTMENTS
--------------------------------------------------------------------------
  Common Stock
--------------------------------------------------------------------------
  Preferred Stock
--------------------------------------------------------------------------
  Convertible Securities
--------------------------------------------------------------------------
  Alternative Equity Securities
--------------------------------------------------------------------------
                          FOREIGN INVESTMENTS
--------------------------------------------------------------------------
  Foreign Securities                                      X
--------------------------------------------------------------------------
  Foreign Exchange Transactions
--------------------------------------------------------------------------
                           DEBT INVESTMENTS
--------------------------------------------------------------------------
  U.S. Government Obligations                             X
--------------------------------------------------------------------------
  Money Market Instruments and Maturities                 X
--------------------------------------------------------------------------
  Mortgage-Backed and Asset-Backed Securities
--------------------------------------------------------------------------
  Collateralized Mortgage Obligations
--------------------------------------------------------------------------
  Foreign Government Obligations                          X
--------------------------------------------------------------------------
  Bank Instruments                                        X
--------------------------------------------------------------------------
  Commercial Instruments                                  X
--------------------------------------------------------------------------
  Participation Interests                                 X
--------------------------------------------------------------------------
  Other Debt Obligations                                  X
--------------------------------------------------------------------------
  Junk Bonds
--------------------------------------------------------------------------
  Municipal Securities                                    X

                           SHORT-TERM INVESTMENTS CO.
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

  PORTFOLIO                                 LIQUID ASSETS PORTFOLIO
  ---------                                 -----------------------
  SECURITY/INVESTMENT TECHNIQUE
-----------------------------------------------------------------------
  Municipal Lease Obligations
-----------------------------------------------------------------------
                         OTHER INVESTMENTS
-----------------------------------------------------------------------
  REITs
-----------------------------------------------------------------------
  Other Investment Companies                            X
-----------------------------------------------------------------------
  Defaulted Securities
-----------------------------------------------------------------------
  Municipal Forward Contracts
-----------------------------------------------------------------------
  Variable or Floating Rate Instruments                 X
-----------------------------------------------------------------------
  Indexed Securities
-----------------------------------------------------------------------
  Zero-Coupon and Pay-in-Kind Securities
-----------------------------------------------------------------------
  Synthetic Municipal Instruments
-----------------------------------------------------------------------
                       INVESTMENT TECHNIQUES
-----------------------------------------------------------------------
  Delayed Delivery Transactions
-----------------------------------------------------------------------
  When-Issued Securities                                X
-----------------------------------------------------------------------
  Short Sales                                           X
-----------------------------------------------------------------------
  Margin Transactions
-----------------------------------------------------------------------
  Swap Agreements
-----------------------------------------------------------------------
  Interfund Loans                                       X
-----------------------------------------------------------------------
  Borrowing                                             X
-----------------------------------------------------------------------
  Lending Portfolio Securities
-----------------------------------------------------------------------
  Repurchase Agreements                                 X
-----------------------------------------------------------------------
  Reverse Repurchase Agreements                         X
-----------------------------------------------------------------------
  Dollar Rolls
-----------------------------------------------------------------------
  Illiquid Securities                                   X
-----------------------------------------------------------------------
  Rule 144A Securities                                  X
-----------------------------------------------------------------------
  Unseasoned Issuers
-----------------------------------------------------------------------
  Portfolio Transactions                                X
-----------------------------------------------------------------------
  Standby Commitments
-----------------------------------------------------------------------
                            DERIVATIVES
-----------------------------------------------------------------------
  Equity-Linked Derivatives
-----------------------------------------------------------------------
  Put Options
-----------------------------------------------------------------------
  Call Options
-----------------------------------------------------------------------
  Straddles
-----------------------------------------------------------------------
  Warrants
-----------------------------------------------------------------------
  Futures Contracts and Options on Futures
  Contracts
-----------------------------------------------------------------------
  Forward Contracts
-----------------------------------------------------------------------
  Cover

Foreign Investments

  FOREIGN SECURITIES. Foreign securities are debt securities issued by entities outside the United States. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

  Investments by the Portfolio in foreign securities, although denominated in U.S. dollars, may entail all of the risks set forth below.

  Political and Economic Risk. The economies of many of the countries in which the Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of portfolios or other assets could also adversely affect the value of the Portfolio's investments.

  Regulatory Risk. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.

  Market Risk. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign brokers and issuers which may make it difficult to enforce contractual obligations.

Debt Investments

  U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

  MONEY MARKET INSTRUMENTS AND MATURITIES. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

  The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

  FOREIGN GOVERNMENT OBLIGATIONS. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

  OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

  Descriptions of debt securities ratings are found in Appendix A.

  MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

Other Investments

  OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

  VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

  DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

  Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

  The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

  WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities that have been announced but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

  INTERFUND LOANS. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

  BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Company believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

  REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

  If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

  The Portfolio has obtained an exemptive order from the SEC allowing it to invest its cash balance in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction.

  ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

  RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that such Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

  FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

  NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Portfolio and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

  The directors and officers of the Company and their principal occupations during at least the last five years are set forth in Appendix B.

  The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee, the Committee on Directors/Trustees and the Valuation Committee.

  The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolio's independent accountants and management.

  The members of the Capitalization Committee are Messrs. Bayley, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for:
(i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested directors.

  The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

  The members of the Valuation Committee are Messrs. Dunn and Pennock, and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

COMPENSATION

  Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company who is not affiliated with AIM during the year ended December 31, 2000:



                                                                RETIREMENT             ESTIMATED
                                          AGGREGATE              BENEFITS               ANNUAL                   TOTAL
                                      COMPENSATION FROM          ACCRUED               BENEFITS              COMPENSATION
                                             THE                  BY ALL                 UPON                FROM ALL AIM
             DIRECTOR                     COMPANY(1)            AIM FUNDS(2)          RETIREMENT(3)             FUNDS(4)
------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley(5)                                0                    0                $75,000                $105,000
------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                           $20,839             $ 60,951                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Owen Daly II(6)                              20,839               97,195                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden(7)                          16,780                  -0-                 75,000                  13,435
------------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                          20,839               22,138                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Jack M. Fields                               20,473               23,019                 75,000                 108,500
------------------------------------------------------------------------------------------------------------------------------
Carl Frischling(8)                           20,839              107,507                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                           20,839               22,606                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                             20,839               67,995                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley(5)                                0                    0                 75,000                 105,500
------------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar                               20,337               87,538                 75,000                 111,000
==============================================================================================================================


(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2001, including earnings, was $161,369.

(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $147,929.

(3) Amounts shown assume each director serves until his or her normal retirement date.

(4) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other directors who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(6) Mr. Daly was a director until December 31, 2001, when he retired.

(7) Mr. Dowden was elected to serve as a director on December 12, 2000.

(8) During the fiscal year ended August 31, 2001, the Company paid $74,708 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner in such firm.

Retirement Plan For Directors

  The Directors have adopted a retirement plan for the Directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

  The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the Directors may extend from time to time the retirement date of a director.

  Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal

75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

  The table below shows estimated credited years of service under the Plan for each non-affiliated director as of December 31, 2000.



                                                            ESTIMATED CREDITED YEARS
                        DIRECTOR                                   OF SERVICE
--------------------------------------------------------------------------------------
                    Frank S. Bayley                                   15
--------------------------------------------------------------------------------------
                   Bruce L. Crockett                                  13
--------------------------------------------------------------------------------------
                     Owen Daly II                                     13
--------------------------------------------------------------------------------------
                   Albert R. Dowden                                    0
--------------------------------------------------------------------------------------
                 Edward K. Dunn, Jr.                                   2
--------------------------------------------------------------------------------------
                   Jack M. Fields                                      3
--------------------------------------------------------------------------------------
                  Carl Frischling                                     23
--------------------------------------------------------------------------------------
                 Prema Mathai-Davis                                    2
--------------------------------------------------------------------------------------
                 Lewis F. Pennock                                     19
--------------------------------------------------------------------------------------
                  Ruth H. Quigley                                     24
--------------------------------------------------------------------------------------
                  Louis S. Sklar                                      11
======================================================================================


Deferred Compensation Agreements

  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Company's Board of Directors, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Directors' retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

  AIM, the Company and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by directors and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

  AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

  As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

  The Advisor is also responsible for furnishing to the Portfolio, at the Advisor's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Directors, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

  The Master Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

  AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

  Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

           FUND NAME                          NET ASSETS                     ANNUAL RATE
           ---------                          ----------                     -----------
           Liquid Assets Portfolio            All Assets                        0.15%

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

  AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks--Other Investments--Other Investment Companies."

  The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix D.

SERVICE AGREEMENTS

  ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Company's principal financial officer and her staff, and any expenses related to fund accounting services.

  Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

OTHER SERVICE PROVIDERS

  TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

  The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive an asset based fee plus certain out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  SUB-ACCOUNTING. The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK may receive sub-accounting services.

  CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

  Under its contract with the Company, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

  AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

  COUNSEL TO THE COMPANY. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

  Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

  During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

COMMISSIONS

  During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

  During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

  During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts.

However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse affect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

  Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. ("AFS") at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

  Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

  A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

  An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

  Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AFS in writing. AFS may request additional documentation.

  AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

  Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

  The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

  The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The Portfolio declares dividends to shareholders of record at 5:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

  The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

  The Board of Directors has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

  Each AIM Fund and other payers, must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding further decreases in phases to 28% for the years 2006 and thereafter.

  An investor is subject to backup withholding if:

  1. the investor fails to furnish a correct TIN to the Portfolio, or

  2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

  3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

  Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

  Investors should contact the IRS if they have any questions concerning withholding.

  IRS PENALTIES--Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NON-RESIDENT ALIENS--Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

  Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

  The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

  QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

  DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

  EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

  PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

  SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

  BACKUP WITHHOLDING. The Portfolio may be required to withhold 30% of distributions and/or redemption payments made on or after January 1, 2002; however, this rate is reduced in phases to 28% for years 2006 and thereafter. For more information refer to "Purchases, Redemption and Pricing of Shares-- Backup Withholding."

  FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign Company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is reduced in phases to 28% for years 2006 and thereafter.

  Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

  Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

  FOREIGN INCOME TAX. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not know.

  EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on [the date of this Statement of Additional Information.] Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Company.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

  The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


                                        ANNUAL
             CLASS                       RATE
             -----                      ------
             Cash Management Class       0.10%
             Personal Investment Class   0.75%
             Private Investment Class    0.50%
             Reserve Class               1.00%
             Resource Class              0.20%
             Sweep Class                 0.25%


  The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

  Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and
(ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

  Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

  Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

  Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

  See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001 and Appendix G for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2001.

  As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

  The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

  Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Directors, including a majority of the Rule 12b-1 Directors. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Directors or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Rule 12b-1 Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

DISTRIBUTOR

  The Company has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Directors and officers of the Company are affiliated with FMC. See "Management Information."

  The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

  The Company (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                              BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

  Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.

                        CALCULATION OF PERFORMANCE DATA

  Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

  Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

  Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

  The standard formula for calculating annualized yield for the Portfolio is as follows:

                          Y = (V\\1\\ - V\\0\\) x 365
                              -----------------   ---
                                    V\\0\\         7

   Where  Y        = annualized yield.
          V\\0\\   = the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a stated
                     seven-day period.
          V\\1\\   = the value of such an account at the end of the stated period.

  The standard formula for calculating effective annualized yield for the Portfolio is as follows:

     EY = (Y + 1)/365/7/ - 1

   Where  EY  =   effective annualized yield.
          Y   =   annualized yield, as determined above.


  The yield for each class of the Portfolio is found in Appendix H.

Performance Information

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

  Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

                 ABA Banking Journal     Institutional Investor
                 American Banker         Pensions & Investments
                 CFO Magazine            Treasury & Risk Management

  The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

                 Bank Rate Monitor       Money Fund Averages
                 Bloomberg               Mutual Fund Values (Morningstar)
                 Donoghue's              Stanger
                 iMoney Net, Inc.        TeleRate
                 Lipper, Inc.            Weisenberger

  The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

  The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

  Overnight--30 day Treasury Repurchase Agreements
  90 day Treasury Bills
  90--180 day Commercial Paper

  Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

  From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

  The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                             MOODY'S BOND RATINGS

  Moody's describes its ratings for corporate bonds as follows:

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                        MOODY'S MUNICIPAL BOND RATINGS

  Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                             MOODY'S DUAL RATINGS

  In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

  A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

  Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                       MOODY'S COMMERCIAL PAPER RATINGS

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3--Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME--Issuers rated Not Prime do not fall within any of the Prime rating categories.

  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                               S&P BOND RATINGS

S&P describes its ratings for corporate bonds as follows:

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C--Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                          S&P MUNICIPAL BOND RATINGS

  An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based, in varying degrees, on the following considerations: likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                               S&P DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P MUNICIPAL NOTE RATINGS

  An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

  Note rating symbols and definitions are as follows:

SP-1--Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3--Speculative capacity to pay principal and interest.

                         S&P COMMERCIAL PAPER RATINGS

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  Rating categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues with this rating are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR--Indicates that Fitch does not rate the specific issue.

CONDITIONAL--A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED--A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN--A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT--Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                     FITCH SPECULATIVE GRADE BOND RATINGS

   Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                           FITCH SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S--Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D--Default. Issues assigned this rating are in actual or imminent payment default.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                             DIRECTORS AND OFFICERS

  Unless otherwise indicated, the address of each Director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                 POSITION(S) HELD
   NAME, ADDRESS AND AGE         WITH REGISTRANT      PRINCIPAL OCCUPATION(S) DURING AT LEAST THE PAST 5 YEARS
==============================================================================================================
  *ROBERT H. GRAHAM (55)         Director, Chairman   Chairman, President and Chief Executive Officer,
                                   and President      A I M Management Group Inc.; Chairman and President,
                                                      A I M Advisors, Inc.; Director and Senior Vice President,
                                                      A I M Capital Management, Inc.; Chairman, A I M
                                                      Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                      Management Company; and Director and Vice Chairman,
                                                      AMVESCAP PLC (parent of AIM and a global investment
                                                      management firm).
---------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY (62)                Director        Partner, law firm of Baker & McKenzie; Director and
  Two Embarcadero Center                              Chairman, C.D. Stimson Company (private investment
  Suite 2400                                          company); and Trustee, The Badgley Funds.
  San Francisco, CA 94111
---------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (57)              Director        Director, ACE Limited (insurance company). Formerly,
  906 Frome Lane                                      Director, President and Chief Executive Officer,
  McLean, VA   22102                                  COMSAT Corporation; and Chairman, Board of Governors
                                                      of INTELSAT (international communications company).
---------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (60)               Director        Chairman of the Board of Directors, Cortland Trust, Inc.
  1815 Central Park Drive                             (investment company) and DHJ Media, Inc.; and Director,
  P.O. Box 774000 - PMB #222                          Magellan Insurance Company. Formerly, Director, President
  Steamboat Springs, CO 80477                         and Chief Executive Officer, Volvo Group North America,
                                                      Inc.; Senior Vice President, AB Volvo; and Director,
                                                      The Hertz Corporation, Genmar Corporation (boat
                                                      manufacturer), National Media Corporation and Annuity
                                                      and Life Re (Holdings), Ltd.
---------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. (66)            Director        Formerly, Chairman of the Board of Directors, Mercantile
  2 Hopkins Plaza                                     Mortgage Corp.; Vice Chairman of the Board of Directors,
  8th Floor, Suite 805                                President and Chief Operating Officer, Mercantile-Safe
  Baltimore, MD   21201                               Deposit & Company Co.; and President, Mercantile
                                                      Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS (49)                 Director        Chief Executive Officer, Twenty First Century Group, Inc.
  434 New Jersey Avenue, SE                           (governmental affairs company). Formerly, Member of the
  Washington, DC 20003                                U.S. House of Representatives.
---------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (64)                Director        Partner, Kramer Levin Naftalis & Frankel LLP (law firm);
  919 Third Avenue                                    and Director, Cortland Trust, Inc. (investment company).
  New York, NY 10022
---------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (51)             Director        Member, Visiting Committee, Harvard University Graduate
  370 East 76th Street                                School of Education, New School University. Formerly,
  New York, NY   10021                                Chief Executive Officer, YWCA of the USA; Commissioner,
                                                      New York City Department of the Aging; and Commissioner,
                                                      New York City Metropolitan Transportation Authority.

-------
* Mr. Graham is an "interested person" of the Company and AIM as that term is defined in the 1940 Act.
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                 POSITION(S) HELD
   NAME, ADDRESS AND AGE         WITH REGISTRANT      PRINCIPAL OCCUPATION(S) DURING AT LEAST THE PAST 5 YEARS
==============================================================================================================
  LEWIS F. PENNOCK (59)               Director        Partner, Pennock & Cooper (law firm).
  6363 Woodway, Suite 825
  Houston, TX   77057
---------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY (66)                Director        Private investor; and President, Quigley Friedlander
  1055 California Street                              & Co., Inc. (financial advisory services firm) from
  San Francisco, CA 94108                             from 1984 to 1986.
---------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (62)                 Director        Executive Vice President, Development and Operations,
  The Williams Tower                                  Operations, Hines Interests Limited Partnership (real
  50th Floor                                          estate development).
  2800 Post Oak Blvd.
  Houston, TX   77056
---------------------------------------------------------------------------------------------------------------
  GARY T. CRUM (54)                 Senior Vice       Director and President, A I M Capital Management, Inc;
                                    President         Director and Executive Vice President, A I M Management
                                                      Group Inc.; Director and Senior Vice President, A I M
                                                      Advisors, Inc.; and Director, A I M Distributors, Inc.
                                                      and AMVESCAP PLC (parent of AIM and a global investment
                                                      management firm).
---------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN (47)            Senior Vice        Director, Senior Vice President, General Counsel and
                                   President and      Secretary, A I M Advisors, Inc. and A I M Management
                                   Secretary          Group Inc.; Director, Vice President and General Counsel,
                                                      Fund Management Company; and Vice President, A I M Fund
                                                      Services, Inc., A I M Capital Management, Inc. and A I M
                                                      Distributors, Inc.
---------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON (42)              Vice President     Vice President and Fund Treasurer, A I M Advisors, Inc.
                                   and Treasurer
---------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX (58)             Vice President     Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                                      Vice President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (41)           Vice President     Senior Vice President, A I M Capital Management, Inc.;
                                                      Director, Fund Management Company; and Vice President,
                                                      A I M Advisors, Inc.
===============================================================================================================

                                  APPENDIX C

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

  A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of December 1, 2001.

CASH ASSETS PORTFOLIO*


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
                                NA                   NA               NA               NA           NA           NA          NA
-----------------------------------------------------------------------------------------------------------------------------------

* Cash Assets Portfolio had not commenced operations as of December 1, 2001.

LIQUID ASSETS PORTFOLIO


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
 Account #1
ATTN:  Stacey Frakes
Money Market Portfolio           --                 6.11%             --                --           --          --          --
 Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
-----------------------------------------------------------------------------------------------------------------------------------
AT&T
ATTN:  Qi Shou
295 North Maple Ave.           5.68%                  --              --                --           --          --          --
Room 7135 L1
BaskingRidge, NJ 07920
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN:  Frank Notaro
Stif/Master Note              13.31%                  --              --             52.19%          --          --          --
One Wall Street
2nd Floor
New York, NY  10286
----------------------------------------------------------------------------------------------------------------------------------
Bank of Springfield AAA
 Sweep Investment
ATTN:  Brenda Stroh 3400         --                   --           14.84%               --           --          --          --
 West Wabash
Springfield, IL  62707
-----------------------------------------------------------------------------------------------------------------------------------


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
CENCO
ATTN:  AMG 7th Floor
P.O. Box 10566                   --                   --              --                --           --        5.39%         --
Birmingham, AL  35296
-----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank
 As Agent
ATTN:  Jeffery Paul              --                 9.98%             --                --           --          --          --
4 New York Plaza
New York, NY  10004
-----------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets
ATTN:  Lester Elson
200 Liberty Street            17.23%                  --              --                --           --       16.32%         --
World Financial Center
New York, NY  10281
-----------------------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
 County
ATTN:  Gladys Ricks              --                   --              --                --        10.26%         --          --
6910 Airways Blvd.
P.O. Box 129
Southaven, MS  38671
-----------------------------------------------------------------------------------------------------------------------------------
First National Banker's
 Bank
ATTN:  Sheila Esteve             --                   --              --                --        32.94%         --          --
P.O. Drawer 80579
Baton Rouge, LA  70898
-----------------------------------------------------------------------------------------------------------------------------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive       14.41%                  --              --                --           --          --          --
Glen Allen, VA  23060
-----------------------------------------------------------------------------------------------------------------------------------
Four Oaks Bank & Trust
 Company
P.O. Box 309                     --                   --              --                --        14.57%         --          --
Four Oaks, NC  27524
-----------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist LLC
ATTN:  Greg Stilson
One Bush Street                  --                   --              --                --           --       13.44%         --
10th Floor
San Francisco, CA  94104
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Investment
 112
ATTN:  Stan Crisci               --                   --            6.06%               --           --          --          --
135 North Pennsylvania
Suite 800
Indianapolis, IN  46204
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers/H&Q
C/O Matt Dermer
One World Financial              --                   --              --                --           --        8.43%         --
 Center, 28th Floor
New York, NY  10281
-----------------------------------------------------------------------------------------------------------------------------------
McDonald & Company
800 Superior Avenue
Suite 2100                       --                   --           24.73%               --           --          --          --
Cleveland, OH  44114-2603
-----------------------------------------------------------------------------------------------------------------------------------


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter
ATTN:  Bill Cairney              --                10.87%          20.63%            15.42%          --       18.83%         --
1 Pierrepont Plaza
7th Floor
Brooklyn, NY  11201
-----------------------------------------------------------------------------------------------------------------------------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations           --                 7.38%             --                --           --          --          --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Financial Services
  Corporation
4261 Park Road                   --                   --              --                --        31.86%         --          --
Ann Arbor, MI  48103
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Equitable
 Securities
ATTN: Patti Wagner               --                   --              --                --           --        8.44%         --
P.O. Box 4418
Mail Code 3907
Atlanta, GA 30302
-----------------------------------------------------------------------------------------------------------------------------------
Texas Capital Bank, N.A.
ATTN:  Kitty Ramzy
2100 McKinney Avenue             --                   --           19.18%               --           --          --          --
Suite 900
Dallas, TX  75201
-----------------------------------------------------------------------------------------------------------------------------------
Weller, Anderson,
 Cheneviere & Co. Ltd.
811 Rusk                      10.24%                  --              --                --           --          --          --
Suite 715
Houston, TX  77002
-----------------------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account
3101 West Davis                  --                   --            7.16%               --           --          --          --
Conroe, TX  77304
-----------------------------------------------------------------------------------------------------------------------------------

PRIME PORTFOLIO

                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
 Account #1
ATTN:  Stacey Frakes
Money Market Portfolio           --                21.76%             --                --           --          --          --
 Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
-----------------------------------------------------------------------------------------------------------------------------------
AIM Funds-Sec Lending
  (MSDW)
ATTN:  Michelle                  --                11.75%             --                --           --          --          --
 Gonzalez
11 Greenway Plaza
Suite 100
Houston, TX  77043
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN:  Frank Notaro
Stif/Master Note              33.87%                  --              --             20.80%       92.81%         --          --
One Wall Street
5th Floor
New York, NY  10286
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma, N.A.
 Institutional Investments
ATTN:  Carrie Jacobson           --                   --              --             11.41%          --          --          --
P.O. Box 2300
Tulsa, OK  74192
-----------------------------------------------------------------------------------------------------------------------------------
Comerica Bank
ATTN: Fund Production Unit
Mail Code 3455                 6.98%                  --              --                --           --          --          --
411 W. Lafayette St.
Detroit, MI 48226
-----------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
 Brokers
ATTN:  Karen Banks               --                   --           79.83%             9.13%          --          --          --
P.O. Box 2358
San Antonio, TX  78299
-----------------------------------------------------------------------------------------------------------------------------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive       24.64%                  --              --                --           --          --          --
Glen Allen, VA  23060
-----------------------------------------------------------------------------------------------------------------------------------
First Union Securities,
 Inc.
ATTN: Money Funds                --                   --              --                --           --       22.84          --
Capital Markets
8739 Research Drive
Charlotte, NC 28262
-----------------------------------------------------------------------------------------------------------------------------------
First Union Sub-account
Capital Markets                  --                   --              --                --           --        6.82%         --
8739 Research Drive
Charlotte, NC 28262
-----------------------------------------------------------------------------------------------------------------------------------


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Frost National Bank Tx
Muir & Co
C/O Frost                        --                   --              --             12.52%          --          --          --
P.O. Box 2479
San Antonio, TX  78298-2479
-----------------------------------------------------------------------------------------------------------------------------------
Hamrecht & Quist LLC
ATTN: Greg Stilson
One Bush St. 10tth  Floor        --                   --              --                --           --          9.61%       --
San Francisco, CA
94104
-----------------------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
 Health Resources)
ATTN: Sandy Reeves               --                   --              --                --           --         24.43%       --
611 Ryan Plaza Drive
6th Floor, Suite 630
Arlington, TX 76011
-----------------------------------------------------------------------------------------------------------------------------------
Haws & Company
ATTN: Saundra L. Foe             --                   --              --              7.11%          --            --        --
P.O. Box 5847
Denver, CO 80217
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp
41 S. High Street                --                   --              --             17.42%          --            --        --
Ninth Floor
Columbus, OH  43287
-----------------------------------------------------------------------------------------------------------------------------------
IGT
P.O. Box 10120                 9.45%                  --              --                --           --            --        --
Reno, NV  89502
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA
ATTN: Pam Palmer                 --                   --              --                --           --          6.68%       --
P.O. Box 710
Pittsburgh, PA 15230
-----------------------------------------------------------------------------------------------------------------------------------
The Northern Trust Co.
 as Trustee for Short
Duration Fixed Income            --                 5.58%             --                --           --            --        --
ATTN: Brian Andersen
50 La Salle B-4
Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations           --                 7.50%             --                --           --            --        --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank
c/o Chase Enterprises            --                   --              --                --           --          9.01%       --
280 Trumbull Street
Hartford, CT 06103
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

  As of December 1, 2001, the directors and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                  APPENDIX D

                                MANAGEMENT FEES

  For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                       MANAGEMENT FEE PAYABLE             MANAGEMENT FEE WAIVERS            NET MANAGEMENT FEE PAID
                 ---------------------------------- ---------------------------------- ---------------------------------
 PORTFOLIO NAME     2001        2000        1999       2001        2000        1999       2001        2000       1999
 --------------  ----------- ----------- ---------- ----------- ----------- ---------- ----------- ---------- ----------
Liquid Assets
 Portfolio       $51,611,062 $27,218,774 $9,813,465 $31,684,167 $17,238,557 $6,215,196 $19,926,895 $9,980,217 $3,598,269

                                  APPENDIX E

                         ADMINISTRATIVE SERVICES FEES

  The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

      PORTFOLIO NAME                                  2001      2000     1999
      --------------                               ---------- -------- --------
      Liquid Assets Portfolio..................... $1,196,947 $692,246 $155,139

                                   APPENDIX F

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

  List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.

      CLASS                                                            AMOUNT
      -----                                                          ----------
      Cash Management Class......................................... $4,337,070
      Personal Investment Class.....................................     95,816
      Private Investment Class......................................  3,372,446
      Reserve Class.................................................     20,495
      Resource Class................................................  2,305,954
      Sweep Class*..................................................        N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX G

         ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

  An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2001, follows:

                                                       UNDERWRITERS   DEALERS
                                                       COMPENSATION COMPENSATION
                                                       ------------ ------------
      Cash Management Class...........................   $    588    $4,336,482
      Personal Investment Class.......................     17,160        78,656
      Private Investment Class........................    122,629     3,249,817
      Reserve Class...................................      2,735        17,760
      Resource Class..................................        -0-     2,305,954
      Sweep Class*....................................        N/A           N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX H

                               PERFORMANCE DATA

  The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                                                  30-DAY PERIOD
                                                                      ENDED
      CURRENT YIELD                                              AUGUST 31, 2001
      -------------                                              ---------------
      Cash Management Class.....................................      3.65%
      Institutional Class.......................................      3.73%
      Personal Investment Class.................................      3.22%
      Private Investment Class..................................      3.43%
      Reserve Class.............................................      2.93%
      Resources Class...........................................      3.53%
      Sweep Class*..............................................       N/A

  The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                                                    SEVEN-DAY
                                                                  PERIOD ENDED
      ANNUALIZED YIELD                                           AUGUST 31, 2001
      ----------------                                           ---------------
      Cash Management Class.....................................      3.57%
      Institutional Class.......................................      3.65%
      Personal Investment Class.................................      3.15%
      Private Investment Class..................................      3.35%
      Reserve Class.............................................      2.85%
      Resource Class............................................      3.45%
      Sweep Class*..............................................       N/A

                                                                    SEVEN-DAY
                                                                  PERIOD ENDED
      EFFECTIVE YIELD                                            AUGUST 31, 2001
      ---------------                                            ---------------
      Cash Management Class.....................................      3.63%
      Institutional Class.......................................      3.72%
      Personal Investment Class.................................      3.20%
      Private Investment Class..................................      3.41%
      Reserve Class.............................................      2.89%
      Resource Class............................................      3.51%
      Sweep Class*..............................................       N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                              FINANCIAL STATEMENTS


                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

   We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial statement and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                                     FS-1


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

   We have audited the accompanying statement of changes in net assets of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.) for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of Liquid Assets Portfolio for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG

October 6, 2000
Houston, Texas

                                     FS-2


SCHEDULE OF INVESTMENTS
August 31, 2001

                                                                   PAR
                                                        MATURITY  (000)      VALUE
COMMERCIAL PAPER - 34.21%/(a)/
CONSUMER DISCRETIONARY - 0.11%
Automobile Manufacturers - 0.11%
Volkswagen of America, Inc.
   3.55%                                                12/18/01 $ 40,000 $ 39,574,000
--------------------------------------------------------------------------------------
FINANCIAL - 33.05%
Asset Backed Securities-Commercial Loans/Leases - 2.45%
Atlantis One Funding Corp.
   4.50%                                                09/11/01   88,705   88,594,119
--------------------------------------------------------------------------------------
   3.95%                                                09/13/01  200,000  199,737,000
--------------------------------------------------------------------------------------
   4.50%                                                09/13/01   25,000   24,962,500
--------------------------------------------------------------------------------------
   3.63%                                                11/15/01   25,950   25,753,753
--------------------------------------------------------------------------------------
   3.55%                                                12/14/01   68,500   67,797,494
--------------------------------------------------------------------------------------
   3.55%                                                12/18/01  203,909  201,737,369
--------------------------------------------------------------------------------------
   3.37%                                                02/22/02  100,000   98,371,167
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.
   3.71%                                                09/18/01   30,000   29,947,442
--------------------------------------------------------------------------------------
   3.74%                                                10/04/01   12,781   12,737,183
--------------------------------------------------------------------------------------
   3.74%                                                10/05/01    8,163    8,134,166
--------------------------------------------------------------------------------------
   3.65%                                                10/12/01   20,000   19,916,861
--------------------------------------------------------------------------------------
   3.65%                                                10/17/01   20,000   19,906,722
--------------------------------------------------------------------------------------
   3.40%                                                02/06/02   30,000   29,552,333
--------------------------------------------------------------------------------------
Sweetwater Capital Corp.
   4.46%                                                10/05/01   25,474   25,366,698
--------------------------------------------------------------------------------------
                                                                           852,514,807
--------------------------------------------------------------------------------------
Asset Backed Securities-Fully Backed - 8.20%
Aquinas Funding LLC
   3.70%                                                09/04/01  892,604  892,328,780
--------------------------------------------------------------------------------------
Aspen Funding Corp.
   3.70%                                                09/04/01  250,000  249,922,917
--------------------------------------------------------------------------------------
   3.57%                                                10/26/01  100,000   99,455,042
--------------------------------------------------------------------------------------
Bavaria TRR Corp.
   3.59%                                                09/13/01  535,900  535,258,706
--------------------------------------------------------------------------------------

                                     FS-3

                                                                PAR
                                                   MATURITY    (000)         VALUE
Asset Backed Securities-Fully Backed - (continued)
CXC Inc.
   4.49%                                           09/13/01 $   115,000 $   114,827,883
---------------------------------------------------------------------------------------
Enterprise Funding Corp.
   3.60%                                           09/25/01      82,939      82,739,946
---------------------------------------------------------------------------------------
Newport Funding Corp.
   3.70%                                           09/04/01     109,000     108,966,392
---------------------------------------------------------------------------------------
   3.60%                                           10/03/01     100,000      99,680,000
---------------------------------------------------------------------------------------
   3.57%                                           10/26/01     200,000     198,910,083
---------------------------------------------------------------------------------------
Old Slip Funding Corp.
   3.56%                                           09/28/01      25,205      25,137,703
---------------------------------------------------------------------------------------
   3.50%                                           10/01/01      50,200      50,068,225
---------------------------------------------------------------------------------------
Variable Funding Capital Corp.
   3.57%                                           10/22/01     200,853     199,837,186
---------------------------------------------------------------------------------------
   3.55%/(b)/                                      01/30/02     200,000     200,000,000
---------------------------------------------------------------------------------------
                                                                          2,857,132,863
---------------------------------------------------------------------------------------
Asset Backed Securities-Multi-Purpose - 1.74%
Amsterdam Funding Corp.
   3.51%                                           09/18/01      75,000      74,875,688
---------------------------------------------------------------------------------------
   3.56%                                           10/25/01      50,000      49,733,000
---------------------------------------------------------------------------------------
Corporate Receivables Corp.
   3.60%                                           09/27/01      25,000      24,935,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
   3.51%                                           09/27/01     100,000      99,746,500
---------------------------------------------------------------------------------------
   4.45%                                           10/15/01      27,587      27,436,957
---------------------------------------------------------------------------------------
   4.47%                                           10/15/01      49,539      49,268,352
---------------------------------------------------------------------------------------
   3.58%                                           10/22/01      25,342      25,213,474
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   3.64%                                           09/07/01     125,000     124,924,167
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   3.67%                                           09/17/01      26,150      26,107,405
---------------------------------------------------------------------------------------
   4.48%                                           09/27/01      30,720      30,620,604
---------------------------------------------------------------------------------------
Windmill Funding Corp.
   3.56%                                           10/22/01      25,000      24,873,917
---------------------------------------------------------------------------------------
   3.56%                                           10/25/01      50,000      49,733,000
---------------------------------------------------------------------------------------
                                                                            607,468,064
---------------------------------------------------------------------------------------

                                     FS-4

                                                             PAR
                                                  MATURITY  (000)       VALUE
Asset Backed Securities-Trade Receivables - 3.31%
Bills Securitization Ltd.
   3.63%                                          09/20/01 $ 50,000 $   49,904,208
----------------------------------------------------------------------------------
   3.96%                                          10/16/01  150,000    149,257,500
----------------------------------------------------------------------------------
   3.64%                                          10/22/01  100,000     99,484,333
----------------------------------------------------------------------------------
   4.08%                                          10/24/01  100,000     99,399,333
----------------------------------------------------------------------------------
   3.60%                                          11/19/01   28,250     28,026,825
----------------------------------------------------------------------------------
   3.55%                                          11/26/01   50,000     49,575,972
----------------------------------------------------------------------------------
   3.37%                                          02/19/02  150,000    147,602,438
----------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
   3.65%                                          09/06/01  118,362    118,301,997
----------------------------------------------------------------------------------
   3.74%                                          10/04/01   14,842     14,791,117
----------------------------------------------------------------------------------
Corporate Asset Funding Co.
   3.56%                                          10/23/01  200,000    198,971,556
----------------------------------------------------------------------------------
Eureka Securitization, Inc.
   3.61%                                          10/19/01   50,000     49,759,333
----------------------------------------------------------------------------------
   3.57%                                          10/25/01   50,000     49,732,250
----------------------------------------------------------------------------------
   3.57%                                          10/26/01  100,000     99,454,583
----------------------------------------------------------------------------------
                                                                     1,154,261,445
----------------------------------------------------------------------------------
Banks - 6.66%
Bank of America Corp.
   3.58%                                          10/17/01  200,000    199,085,111
----------------------------------------------------------------------------------
BNP Paribas (France)
   3.54%                                          12/21/01  100,000     98,908,500
----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   3.77%                                          12/06/01   50,000     49,497,333
----------------------------------------------------------------------------------
   3.60%                                          01/22/02   77,500     76,391,750
----------------------------------------------------------------------------------
   3.40%                                          02/27/02  100,000     98,309,444
----------------------------------------------------------------------------------
Danske Corp. (Denmark)
   3.57%                                          10/24/01  100,000     99,474,417
----------------------------------------------------------------------------------
   3.57%                                          10/29/01   25,000     24,856,208
----------------------------------------------------------------------------------
   3.75%                                          12/10/01   39,000     38,593,750
----------------------------------------------------------------------------------
   3.54%                                          12/26/01   35,000     34,600,767
----------------------------------------------------------------------------------
Deutsche Bank Financial Inc. (Germany)
   3.71%                                          12/14/01  200,000    197,856,444
----------------------------------------------------------------------------------
Dresdner U.S. Finance Corp.
   4.10%                                          10/24/01   45,000     44,728,375
----------------------------------------------------------------------------------

                                     FS-5

                                                                      PAR
                                                          MATURITY   (000)         VALUE
Banks - (continued)
Fortis Funding
   4.49%                                                  09/26/01 $   50,000 $    49,844,097
---------------------------------------------------------------------------------------------
   4.05%                                                  10/24/01     25,000      24,850,938
---------------------------------------------------------------------------------------------
   3.93%                                                  11/01/01     26,150      25,975,863
---------------------------------------------------------------------------------------------
   3.55%                                                  12/17/01     25,000      24,736,215
---------------------------------------------------------------------------------------------
   3.54%                                                  12/27/01     40,000      39,540,450
---------------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
   3.54%                                                  12/12/01     50,000      49,498,500
---------------------------------------------------------------------------------------------
Societe Generale (France)
   3.92%                                                  11/15/01    150,000     148,775,000
---------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
   3.37%                                                  02/25/02     50,000      49,171,542
---------------------------------------------------------------------------------------------
TFM SA de CV (Mexico)
   3.51%                                                  09/28/01     25,000      24,934,188
---------------------------------------------------------------------------------------------
UBS Finance Delaware, Inc.
   3.70%                                                  09/04/01    700,000     699,784,167
---------------------------------------------------------------------------------------------
   4.34%                                                  10/11/01    150,000     149,276,667
---------------------------------------------------------------------------------------------
   3.93%                                                  11/05/01     72,630      72,114,630
---------------------------------------------------------------------------------------------
                                                                                2,320,804,356
---------------------------------------------------------------------------------------------
Consumer Finance - 1.36%
General Motors Acceptance Corp. Mortgage Corp.
   3.76%                                                  09/04/01    150,000     149,953,042
---------------------------------------------------------------------------------------------
General Motors Acceptance Corp. Residential Holding Corp.
   3.78%                                                  09/04/01    275,000     274,913,456
---------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
   3.56%                                                  10/19/01     50,000      49,762,667
---------------------------------------------------------------------------------------------
                                                                                  474,629,165
---------------------------------------------------------------------------------------------
Diversified Financial Services - 9.09%
American Express Credit Corp.
   3.54%                                                  12/31/01    100,000      98,810,167
---------------------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
   4.12%                                                  09/20/01     80,000      79,826,044
---------------------------------------------------------------------------------------------
   4.12%                                                  09/21/01     80,000      79,816,889
---------------------------------------------------------------------------------------------
   3.80%/(c)/                                             03/26/02    165,000     165,009,372
---------------------------------------------------------------------------------------------
CIT Group Inc.
   3.74%                                                  10/03/01     50,000      49,833,778
---------------------------------------------------------------------------------------------
GE Capital International Funding Inc.
   4.15%                                                  09/13/01    200,000     199,723,333
---------------------------------------------------------------------------------------------
   3.64%                                                  10/09/01    250,000     249,039,444
---------------------------------------------------------------------------------------------

                                     FS-6


                                                           PAR
                                               MATURITY   (000)         VALUE
Diversified Financial Services - (continued)
General Electric Capital Corp.
   4.15%                                       09/14/01 $  200,000 $   199,700,278
----------------------------------------------------------------------------------
   4.24%                                       11/05/01    200,000     198,468,889
----------------------------------------------------------------------------------
   3.83%                                       11/15/01    100,000      99,202,083
----------------------------------------------------------------------------------
   3.83%                                       11/16/01    100,000      99,191,444
----------------------------------------------------------------------------------
   3.54%                                       11/20/01    300,000     297,640,000
----------------------------------------------------------------------------------
   3.72%                                       12/19/01    205,000     202,691,017
----------------------------------------------------------------------------------
General Electric Capital Services
   3.56%                                       10/25/01    250,000     248,665,000
----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.
   3.79%/(c)/                                  10/31/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  11/26/01    200,000     200,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  12/21/01     50,000      50,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  03/11/02    100,000     100,000,000
----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
   4.50%                                       09/12/01    150,000     149,793,750
----------------------------------------------------------------------------------
   3.79%/(c)/                                  11/19/01    200,000     200,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  12/10/01    100,000     100,000,000
----------------------------------------------------------------------------------
                                                                     3,167,411,488
----------------------------------------------------------------------------------
Insurance Brokers - 0.24%
Marsh & McLennan Companies, Inc.
   4.10%                                       09/21/01     35,000      34,920,278
----------------------------------------------------------------------------------
   3.76%                                       10/04/01     47,300      47,136,973
----------------------------------------------------------------------------------
                                                                        82,057,251
----------------------------------------------------------------------------------
Total Financial                                                     11,516,279,439
----------------------------------------------------------------------------------
MATERIALS - 0.55%
Diversified Metals & Mining - 0.55%
Rio Tinto Ltd.
   3.56%                                       10/22/01    150,343     149,584,770
----------------------------------------------------------------------------------
   3.56%                                       10/24/01     40,373      40,161,401
----------------------------------------------------------------------------------
Total Materials                                                        189,746,171
----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.36%
Integrated Telecommunications Services - 0.36%
SBC Communications Inc.
   3.56%                                       11/30/01    128,221     127,079,833
----------------------------------------------------------------------------------

                                     FS-7


                                                           PAR
                                               MATURITY   (000)         VALUE
UTILITIES - 0.14%
Electric Utilities - 0.14%
ABB Treasury Center USA, Inc.
   4.12%                                       10/16/01 $   50,000 $    49,742,500
----------------------------------------------------------------------------------
Total Commercial Paper (Cost $11,922,421,943)                       11,922,421,943
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 18.26%
Abbey National PLC (United Kingdom)
   3.78%                                       12/11/01    100,000     100,039,133
----------------------------------------------------------------------------------
   3.76%                                       04/16/02    100,000     100,000,000
----------------------------------------------------------------------------------
   3.60%                                       05/03/02    100,000     100,000,000
----------------------------------------------------------------------------------
Banque Nationale de Paris (France)
   3.63%                                       12/18/01    200,000     200,000,000
----------------------------------------------------------------------------------
   3.61%                                       12/21/01     58,000      58,000,000
----------------------------------------------------------------------------------
   3.63%                                       12/21/01    100,000     100,008,978
----------------------------------------------------------------------------------
   4.05%                                       04/15/02    100,000     100,000,000
----------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
   3.84%                                       12/07/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.83%                                       12/10/01    100,000     100,007,847
----------------------------------------------------------------------------------
   3.75%                                       12/18/01    100,000     100,033,766
----------------------------------------------------------------------------------
   4.83%                                       03/06/02     30,000      30,153,625
----------------------------------------------------------------------------------
   3.65%                                       05/07/02     28,000      28,000,939
----------------------------------------------------------------------------------
Bayerische Hypo und Vereinsbank (Germany)
   3.63%                                       10/03/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.60%                                       10/17/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.61%                                       10/23/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.78%                                       12/11/01    100,000     100,000,000
----------------------------------------------------------------------------------
BNP Paribas (France)
   3.63%                                       11/21/01    125,000     125,000,000
----------------------------------------------------------------------------------
   3.62%                                       12/28/01    150,000     150,002,414
----------------------------------------------------------------------------------
   3.62%                                       12/31/01    150,000     150,002,475
----------------------------------------------------------------------------------
   3.63%                                       05/07/02    100,000     100,000,000
----------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Canada)
   4.71%                                       09/18/01    100,000     100,000,231
----------------------------------------------------------------------------------
   3.75%                                       04/16/02    100,000     100,000,000
----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   4.61%                                       09/05/01    150,000     150,000,000
----------------------------------------------------------------------------------
Danske Bank (Denmark)
   3.60%                                       12/26/01     30,000      30,000,000
----------------------------------------------------------------------------------

                                     FS-8


                                                           PAR
                                               MATURITY   (000)        VALUE
Deutsche Bank AG (Germany)
   4.01%                                       11/15/01 $  100,000 $  100,000,000
---------------------------------------------------------------------------------
   3.78%                                       12/11/01    200,000    200,000,000
---------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
   4.01%                                       10/16/01    100,000    100,000,615
---------------------------------------------------------------------------------
   3.62%                                       12/21/01    100,000    100,001,514
---------------------------------------------------------------------------------
   4.07%                                       07/03/02    100,000    100,004,057
---------------------------------------------------------------------------------
   3.59%                                       08/23/02    200,000    199,971,380
---------------------------------------------------------------------------------
   3.58%                                       08/27/02    100,000     99,990,354
---------------------------------------------------------------------------------
Dresdner Bank (Germany)
   4.17%                                       09/21/01     80,000     80,000,000
---------------------------------------------------------------------------------
Firststar Bank, N.A.
   3.93%                                       09/14/01    100,000    100,000,000
---------------------------------------------------------------------------------
   4.20%                                       09/24/01    100,000    100,000,000
---------------------------------------------------------------------------------
   4.16%                                       09/25/01    100,000    100,000,000
---------------------------------------------------------------------------------
   3.78%                                       10/15/01     75,000     75,000,000
---------------------------------------------------------------------------------
   3.82%                                       11/07/01    100,000    100,000,000
---------------------------------------------------------------------------------
First Union National Bank
   3.84%/(c)/                                  02/06/02    156,000    156,000,000
---------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
   3.58%                                       11/27/01    100,000    100,000,000
---------------------------------------------------------------------------------
   3.62%                                       12/20/01     42,000     42,002,157
---------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United Kingdom)
   4.17%                                       09/24/01     50,000     50,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
   4.01%                                       06/05/02    100,000     99,996,303
---------------------------------------------------------------------------------
   4.11%                                       06/05/02    100,000    100,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
   3.75%                                       04/16/02    100,000    100,000,000
---------------------------------------------------------------------------------
Societe Generale (France)
   3.68%                                       05/24/02    100,000    100,003,574
---------------------------------------------------------------------------------
Svenska Handelsbanken AB (Sweden)
   4.65%                                       09/20/01    200,000    200,001,035
---------------------------------------------------------------------------------
   3.60%                                       10/18/01    200,000    200,000,000
---------------------------------------------------------------------------------
   3.60%                                       10/19/01    150,000    150,000,000
---------------------------------------------------------------------------------
   4.01%                                       05/07/02     50,000     49,980,799
---------------------------------------------------------------------------------
   3.80%                                       05/13/02     65,000     64,883,903
---------------------------------------------------------------------------------

                                     FS-9


                                                                                         PAR
                                                                             MATURITY   (000)       VALUE
Svenska Handelsbanken AB (Sweden) - Continued
   4.03%                                                                     05/15/02 $ 100,000 $   99,973,474
--------------------------------------------------------------------------------------------------------------
   4.11%                                                                     06/05/02   100,000    100,000,000
--------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank (Canada)
   4.71%                                                                     09/18/01   100,000    100,000,231
--------------------------------------------------------------------------------------------------------------
   3.59%                                                                     10/19/01   100,000    100,000,000
--------------------------------------------------------------------------------------------------------------
UBS AG (Switzerland)
   4.00%                                                                     10/15/01   150,000    150,000,000
--------------------------------------------------------------------------------------------------------------
   3.78%                                                                     12/04/01   200,000    200,000,000
--------------------------------------------------------------------------------------------------------------
   3.80%                                                                     12/10/01    75,000     75,018,886
--------------------------------------------------------------------------------------------------------------
   3.64%                                                                     12/20/01   100,000    100,011,246
--------------------------------------------------------------------------------------------------------------
   3.65%                                                                     12/20/01   150,000    150,021,532
--------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $6,364,110,468)                                              6,364,110,468
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 1.36%
American Association of Retired Persons; VRD Notes (LOC-Bank of America)
   3.70%/(b)(d)/                                                             05/01/31    30,000     30,000,000
--------------------------------------------------------------------------------------------------------------
B. Braun Medical Inc.; VRD Bonds (LOC-First Union National Bank)
   3.63%/(b)(d)/                                                             02/01/15    46,185     46,185,000
--------------------------------------------------------------------------------------------------------------
Belk, Inc.; VRD Bonds (LOC-First Union National Bank)
   3.63%/(b)(d)/                                                             07/01/08    63,200     63,200,000
--------------------------------------------------------------------------------------------------------------
Brosis Finance, LLC; VRD Bonds (LOC-Wachovia Bank)
   3.59%/(b)(d)/                                                             09/01/19    19,700     19,700,000
--------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                             07/01/20    12,736     12,736,000
--------------------------------------------------------------------------------------------------------------
   3.65%/(b)(d)/                                                             09/01/20    17,360     17,360,000
--------------------------------------------------------------------------------------------------------------
   3.65%/(b)(d)/                                                             05/01/26     8,900      8,900,000
--------------------------------------------------------------------------------------------------------------
Chatham Capital Corp.; VRD Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                             07/01/20    16,200     16,200,000
--------------------------------------------------------------------------------------------------------------
Foxworh-Galbraith Lumber Co.; Floating Rate Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                             04/01/21    28,880     28,880,000
--------------------------------------------------------------------------------------------------------------
Gulf States Paper Corp.; VRD Bonds (LOC-Wachovia Bank)
   3.59%/(b)(d)/                                                             11/01/18    25,000     25,000,000
--------------------------------------------------------------------------------------------------------------
Health Midwest Ventures; Floating Rate Notes (LOC-Bank of America)
   3.75%/(b)(d)/                                                             08/01/19    16,860     16,860,000
--------------------------------------------------------------------------------------------------------------
Los Angeles County Fair Association; VRD Bonds (LOC-Allied Irish Bank Group)
   3.70%/(b)(d)/                                                             11/01/16    22,200     22,200,000
--------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.; Variable Rate Notes
   5.10%/(b)(e)/                                                             02/22/02    40,000     40,000,000
--------------------------------------------------------------------------------------------------------------

                                     FS-10

                                                                                      PAR
                                                                          MATURITY   (000)       VALUE
Racetrac Capital LLC; VRD Bonds (LOC-Regions Financial Corp.)
   3.65%/(b)(d)/                                                          09/01/20 $  18,700 $   18,700,000
-----------------------------------------------------------------------------------------------------------
Southeastern Retirement Association Tax, Inc.; VRD Bonds (LOC-First Union
  National Bank)
   3.63%/(b)(d)/                                                          08/01/19    29,320     29,320,000
-----------------------------------------------------------------------------------------------------------
TP Racing LLP; Floating Rate Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                          06/01/30    29,780     29,780,000
-----------------------------------------------------------------------------------------------------------
University of Virginia Real Estate Foundation; VRD Notes (LOC-First Union
  National Bank)
   3.63%/(b)(d)/                                                          07/01/26    50,000     50,000,000
-----------------------------------------------------------------------------------------------------------
Total Corporate Bonds & Notes (Cost $475,021,000)                                               475,021,000
-----------------------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS - 5.43%
Liquid Asset Backed Securities Trust
   3.58%/(f)/                                                             11/28/01   218,970    218,970,302
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
   3.85%/(g)/                                                             08/19/02   500,000    500,000,000
-----------------------------------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
   3.79%/(f)/                                                             11/01/01   320,000    320,000,000
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
   3.79%/(h)/                                                             09/10/01   851,600    851,600,000
-----------------------------------------------------------------------------------------------------------
Total Master Note Agreements (Cost $1,890,570,302)                                            1,890,570,302
-----------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES - 2.65%
Credit Suisse First Boston International Guersney (Switzerland)
   3.83%/(c)/                                                             11/08/01    50,000     49,999,068
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   3.79%/(c)/                                                             05/06/02   150,000    150,000,000
-----------------------------------------------------------------------------------------------------------
   3.79%/(c)/                                                             08/20/02   100,000    100,000,000
-----------------------------------------------------------------------------------------------------------
First Union Corp.
   3.82%/(b)/                                                             11/09/01    55,000     55,010,041
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.
   3.80%/(i)/                                                             03/21/02   100,000    100,000,000
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   3.80%/(c)/                                                             09/10/01    30,000     30,000,447
-----------------------------------------------------------------------------------------------------------
   3.85%/(c)/                                                             11/05/01    60,000     60,012,309
-----------------------------------------------------------------------------------------------------------
   3.75%/(c)/                                                             02/05/02   200,000    199,995,995
-----------------------------------------------------------------------------------------------------------
Unilever Capital Corp.
   3.97%/(i)/                                                             09/07/01   180,000    180,000,000
-----------------------------------------------------------------------------------------------------------
Total Medium Term Notes (Cost $925,017,860)                                                     925,017,860
-----------------------------------------------------------------------------------------------------------

                                     FS-11

                                                                                          PAR
                                                                              MATURITY   (000)         VALUE
MUNICIPAL BONDS - 1.73%
Access to Loans for Learning Student Loan Corp.; VRD RB (LOC-State Street
  Bank & Trust Co.)
   3.58%/(b)(d)/                                                              07/01/36 $   21,700 $    21,700,000
-----------------------------------------------------------------------------------------------------------------
Baptist Health System of South Florida; VRD RB
   3.60%/(d)(j)(k)/                                                           05/15/17     17,625      17,625,000
-----------------------------------------------------------------------------------------------------------------
   3.60%/(d)(j)(k)/                                                           05/15/25     23,500      23,500,000
-----------------------------------------------------------------------------------------------------------------
BMC Special Care Facilities; VRD RB
   3.60%/(b)(d)(k)/                                                           11/15/29     19,800      19,800,000
-----------------------------------------------------------------------------------------------------------------
California Housing Finance Agency; VRD RB
   3.61%/(b)(d)(k)/                                                           08/01/31     26,000      26,000,000
-----------------------------------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority; VRD RB
   3.58%/(d)(j)(k)/                                                           11/15/16     51,270      51,270,000
-----------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp.; VRD RB
   3.55%/(d)(j)(k)/                                                           01/01/45     28,000      28,000,000
-----------------------------------------------------------------------------------------------------------------
La Mirada California Industrial Development Authority; VRD RB (LOC-Bank
  One)
   3.65%/(d)(j)/                                                              12/01/26     20,800      20,800,000
-----------------------------------------------------------------------------------------------------------------
Madison Wisconsin Community Development Authority; VRD RB (LOC-Bank One
  Milwaukee; Firstar Bank; M&I Marshall & Ilsley; Northern Trust Company)
   3.65%/(d)(j)/                                                              06/01/36    115,000     115,000,000
-----------------------------------------------------------------------------------------------------------------
Meharry Medical College; VRD GO (LOC-Bank of America)
   3.70%/(b)(d)/                                                              08/01/16     12,500      12,500,000
-----------------------------------------------------------------------------------------------------------------
Miami Dade County Industrial Development Authority; VRD RB (LOC-Societe
  Generale)
   3.60%/(d)(j)/                                                              07/01/22     21,500      21,500,000
-----------------------------------------------------------------------------------------------------------------
Michigan State Housing Development Authority; VRD RB
   3.60%/(d)(j)(k)/                                                           12/01/20     25,000      25,000,000
-----------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp.; VRD RB
   3.73%/(b)(d)/                                                              02/01/23     11,000      11,000,000
-----------------------------------------------------------------------------------------------------------------
Missouri State Development Finance Board; VRD RB (LOC-Firstar Bank)
   3.70%/(b)(d)/                                                              12/01/05     15,000      15,000,000
-----------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority; VRD RB (LOC-Firstar
  Bank)
   3.60%/(c)(d)/                                                              08/01/31     19,135      19,135,000
-----------------------------------------------------------------------------------------------------------------
New Orleans (City of) Pension; VRD RB
   3.60%/(d)(j)(k)/                                                           09/01/30     75,360      75,360,000
-----------------------------------------------------------------------------------------------------------------
New York State Housing Finance Authority; VRD RB (LOC-Bayerische Hypo
  und Vereinsbank)
   3.55%/(d)(j)/                                                              11/01/33     49,200      49,200,000
-----------------------------------------------------------------------------------------------------------------

                                     FS-12

                                                                        PAR
                                                            MATURITY   (000)         VALUE
Rhode Island State Student Loan Authority; VRD RB
   3.60%/(d)(j)(k)/                                         12/01/34 $   15,000 $    15,000,000
-----------------------------------------------------------------------------------------------
Union County Arkansas; VRD RB (LOC-Bank One Chicago)
   3.65%/(d)(j)/                                            10/01/27     34,400      34,400,000
-----------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $601,790,000)                                           601,790,000
-----------------------------------------------------------------------------------------------
PROMISSORY NOTES - 5.87%
Goldman Sachs Group, L.P.
   4.75%                                                    10/24/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   4.27%                                                    11/13/01    150,000     150,000,000
-----------------------------------------------------------------------------------------------
   4.31%                                                    11/14/01    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.68%                                                    11/27/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   3.92%                                                    12/05/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   4.09%                                                    12/06/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   4.12%                                                    12/20/01    300,000     300,000,000
-----------------------------------------------------------------------------------------------
   4.49%                                                    12/21/01    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   4.30%                                                    12/26/01    250,000     250,000,000
-----------------------------------------------------------------------------------------------
   3.73%                                                    02/05/02    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.84%                                                    02/15/02    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.82%                                                    03/21/02    144,000     144,000,000
-----------------------------------------------------------------------------------------------
Total Promissory Notes (Cost $2,044,000,000)                                      2,044,000,000
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 1.35%
Federal Home Loan Bank Notes
   4.00%                                                    08/08/02    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.65%                                                    08/28/02    110,000     110,000,000
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Medium Term Notes
   4.00%                                                    07/02/02     84,000      84,000,000
-----------------------------------------------------------------------------------------------
Overseas Private Investment Corp. Floating Rate Notes
   3.60%/(d)(h)/                                            01/15/09     75,907      75,907,500
-----------------------------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost $469,907,500)                         469,907,500
-----------------------------------------------------------------------------------------------
TIME DEPOSITS - 19.45%
Bank of Montreal-Cayman (Canada)
   3.69%                                                    09/04/01    569,278     569,277,961
-----------------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
   3.70%                                                    09/04/01  1,330,000   1,330,000,000
-----------------------------------------------------------------------------------------------
Banque Nationale de Paris-Cayman (France)
   3.70%                                                    09/04/01    430,000     430,000,000
-----------------------------------------------------------------------------------------------
Chase Bank-London
   3.69%                                                    09/04/01    900,000     900,000,000
-----------------------------------------------------------------------------------------------

                                     FS-13

                                                                    PAR
                                                        MATURITY   (000)         VALUE
Deutsche Bank-Cayman (Germany)
   3.69%                                                09/04/01 $  600,000 $   600,000,000
--------------------------------------------------------------------------------------------
Lasalle National Bank Chicago-Cayman
   3.69%                                                09/04/01    550,000     550,000,000
--------------------------------------------------------------------------------------------
M&I Marshall & Isley Bank Milwaukee-Cayman
   3.69%                                                09/04/01    300,000     300,000,000
--------------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
   3.69%                                                09/04/01    900,000     900,000,000
--------------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
   3.69%                                                09/04/01    900,000     900,000,000
--------------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
   3.69%                                                09/04/01    300,000     300,000,000
--------------------------------------------------------------------------------------------
Total Time Deposits (Cost $6,779,277,961)                                     6,779,277,961
--------------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreements)
  (Cost $31,472,117,034)                                                     31,472,117,034
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.90%/(1)/
Bank One Capital Markets, Inc.
   3.70%/(m)/                                           09/04/01     64,196      64,195,866
--------------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
   3.69%/(n)/                                           09/04/01    192,312     192,312,247
--------------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
   3.70%/(o)/                                           09/04/01     75,000      75,000,000
--------------------------------------------------------------------------------------------
Chase Secutities Inc.
   3.70%/(p)/                                           09/04/01  1,470,250   1,470,250,000
--------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   3.69%/(q)/                                           09/04/01    411,053     411,053,248
--------------------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
   3.68%/(r)/                                           09/04/01    150,000     150,000,000
--------------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
   3.69%/(s)/                                           09/04/01    641,125     641,125,473
--------------------------------------------------------------------------------------------
   3.70%/(t)/                                           09/04/01     75,000      75,000,000
--------------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
   3.65%/(u)/                                           09/04/01    295,714     295,713,770
--------------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale (Germany)
   3.68%/(v)/                                           09/04/01     75,000      75,000,000
--------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $3,449,650,604)                             3,449,650,604
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $34,921,767,638)/(w) /- 100.21%                      34,921,767,638
--------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.21)%                                         (73,561,917)
--------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                        $34,848,205,721
--------------------------------------------------------------------------------------------

                                     FS-14


Investment Abbreviations
GO - General Obligation Bonds
LOC - Letter of Credit
RB - Revenue Bonds
VRD - Variable Rate Demand

Notes to Schedule of Investments
(a)Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/01.
(c)Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/01.
(d)Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 08/31/01 was $40,000,000, which represented 0.12% of the Fund's net assets.
(f)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(g)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(h)Master Note Purchase Agreement may be terminated by either party upon seven business days prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(i)Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/01.
(j)Interest rates are redetermined weekly. Rate shown is rate in effect on 08/31/01.
(k)Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., Financial Security Assurance, or Morgan Guaranty Trust.
(l)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m)Joint repurchase agreement entered into 08/31/01 with a maturing value of $150,061,667. Collateralized by $152,877,000 U.S. Government obligations, 0% to 7.63% due 11/21/01 to 03/21/11 with an aggregate market value at 08/31/01 of $153,004,585.
(n)Joint repurchase agreement entered into 08/31/01 with a maturing value of $272,423,895. Collateralized by $270,063,000 U.S. Government obligations, 0% to 7.25% due 11/01/01 to 11/15/30 with an aggregate market value at 08/31/01 of $277,763,687.
(o)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,000,411,111. Collateralized by $993,269,000 U.S. Government obligations, 0% to 9.50% due 09/05/01 to 11/15/30 with an aggregate market value at 08/31/01 of $1,020,001,779.
(p)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,500,616,667. Collateralized by $1,494,400,500 U.S. Government
   obligations, 0% to 9.50% due 09/01/01 to 10/01/37 with an aggregate market value at 08/31/01 of $1,530,000,260.
(q)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,205,000. Collateralized by $521,772,000 U.S. Government obligations, 0% due 09/04/01 to 08/15/02 with an aggregate market value at 08/31/01 of $510,002,338.
(r)Repurchase agreement entered into 08/31/01 with a maturing value of $150,061,333. Collateralized by $157,916,625 U.S. Government obligations, 0% to 7.45% due 09/06/01 to 04/15/30 with an aggregate market value at 08/31/01 of $153,000,630.

                                     FS-15


(s)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,500,615,000. Collateralized by $1,508,460,660 U.S. Government
   obligations, 5.50% to 11.00% due 12/01/02 to 06/01/37 with an aggregate market value at 08/31/01 of $1,532,116,721.
(t)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,205,556. Collateralized by $744,375,000 U.S. Government obligations, 0% to 8.12% due 11/15/03 to 10/03/22 with an aggregate market value at 08/31/01 of $515,968,024.
(u)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,202,778. Collateralized by $1,820,904,000 U.S. Government obligations, 0% due 11/15/14 to 11/15/27 with an aggregate market value at 08/31/01 of $510,000,431.
(v)Repurchase agreement entered into 08/31/01 with a maturing value of $75,030,667. Collateralized by $72,695,000 U.S. Government obligations, 5.80% to 5.88% due 09/30/02 to 09/02/08 with an aggregate market value at 08/31/01 of $76,501,216.
(w)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                                     FS-16


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

Assets:

Investments, excluding repurchase agreements, at value (amortized cost)  $31,472,117,034
----------------------------------------------------------------------------------------
Repurchase agreements                                                      3,449,650,604
----------------------------------------------------------------------------------------
Interest receivable                                                           92,401,655
----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                        179,122
----------------------------------------------------------------------------------------
Other assets                                                                      53,389
----------------------------------------------------------------------------------------
    Total assets                                                          35,014,401,804
----------------------------------------------------------------------------------------

Liabilities:

Payables for:
  Investments purchased                                                       50,068,225
----------------------------------------------------------------------------------------
  Dividends                                                                  111,861,990
----------------------------------------------------------------------------------------
  Deferred compensation plan                                                     179,122
----------------------------------------------------------------------------------------
Accrued distribution fees                                                        978,696
----------------------------------------------------------------------------------------
Accrued directors' fees                                                           20,910
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                    1,207,949
----------------------------------------------------------------------------------------
Accrued operating expenses                                                     1,879,191
----------------------------------------------------------------------------------------
    Total liabilities                                                        166,196,083
----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                              $34,848,205,721
----------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                      $26,772,307,963
----------------------------------------------------------------------------------------
Private Investment Class                                                 $ 1,289,478,600
----------------------------------------------------------------------------------------
Personal Investment Class                                                $    11,929,593
----------------------------------------------------------------------------------------
Cash Management Class                                                    $ 5,499,915,621
----------------------------------------------------------------------------------------
Reserve Class                                                            $     5,169,214
----------------------------------------------------------------------------------------
Resource Class                                                           $ 1,269,404,730
----------------------------------------------------------------------------------------

Capital stock, $0.001 par value per share:

Institutional Class                                                       26,771,107,602
----------------------------------------------------------------------------------------
Private Investment Class                                                   1,289,436,736
----------------------------------------------------------------------------------------
Personal Investment Class                                                     11,928,946
----------------------------------------------------------------------------------------
Cash Management Class                                                      5,499,670,771
----------------------------------------------------------------------------------------
Reserve Class                                                                  5,169,133
----------------------------------------------------------------------------------------
Resource Class                                                             1,269,365,495
----------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for all classes           $1.00
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                     FS-17


STATEMENT OF OPERATIONS
For the year ended August 31, 2001

      Investment income:
      Interest                                             $1,818,345,370
      --------------------------------------------------------------------

      Expenses:

      Advisory fees                                            51,611,062
      --------------------------------------------------------------------
      Administrative services fees                              1,196,947
      --------------------------------------------------------------------
      Custodian fees                                            1,525,863
      --------------------------------------------------------------------
      Distribution fees:
       Private Investment Class                                 5,620,743
      --------------------------------------------------------------------
       Personal Investment Class                                  143,724
      --------------------------------------------------------------------
       Cash Management Class                                    5,421,338
      --------------------------------------------------------------------
       Reserve Class                                               25,619
      --------------------------------------------------------------------
       Resource Class                                           2,305,954
      --------------------------------------------------------------------
      Transfer agent fees                                       5,610,425
      --------------------------------------------------------------------
      Registration and filing fees                              4,515,811
      --------------------------------------------------------------------
      Directors' fees                                             110,516
      --------------------------------------------------------------------
      Other                                                       787,099
      --------------------------------------------------------------------
          Total expenses..................................     78,875,101
      --------------------------------------------------------------------
      Less:Fees waived                                        (35,069,764)
      --------------------------------------------------------------------
          Net expenses....................................     43,805,337
      --------------------------------------------------------------------
      Net investment income                                 1,774,540,033
      --------------------------------------------------------------------
      Net realized gain from investment securities              1,329,954
      --------------------------------------------------------------------
      Net increase in net assets resulting from operations $1,775,869,987
      --------------------------------------------------------------------


See Notes to Financial Statements.

                                     FS-18


STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2001 and 2000

                                                                   2001             2000
                                                              ---------------  ---------------
Operations:
  Net investment income...................................... $ 1,774,540,033  $ 1,090,644,299
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities...............       1,329,954          154,297
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations.....   1,775,869,987    1,090,798,596
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class........................................  (1,378,986,654)    (819,063,962)
----------------------------------------------------------------------------------------------
  Private Investment Class...................................     (55,993,893)     (42,833,302)
----------------------------------------------------------------------------------------------
  Personal Investment Class..................................        (928,046)        (381,558)
----------------------------------------------------------------------------------------------
  Cash Management Class......................................    (280,619,189)    (179,752,801)
----------------------------------------------------------------------------------------------
  Reserve Class..............................................        (112,523)         (31,155)
----------------------------------------------------------------------------------------------
  Resource Class.............................................     (57,899,728)     (48,581,521)
----------------------------------------------------------------------------------------------
Share transactions - net:
  Institutional Class........................................   9,418,251,261   12,810,951,839
----------------------------------------------------------------------------------------------
  Private Investment Class...................................     337,156,023      686,248,372
----------------------------------------------------------------------------------------------
  Personal Investment Class..................................      (2,250,390)      13,185,345
----------------------------------------------------------------------------------------------
  Cash Management Class......................................   1,971,296,794    2,449,622,086
----------------------------------------------------------------------------------------------
  Reserve Class..............................................       2,674,691        2,494,442
----------------------------------------------------------------------------------------------
  Resource Class.............................................     166,866,497      795,729,159
----------------------------------------------------------------------------------------------
    Net increase in net assets...............................  11,895,324,830   16,758,385,540
----------------------------------------------------------------------------------------------
Net assets:
  Beginning of year..........................................  22,952,880,891    6,194,495,351
----------------------------------------------------------------------------------------------
  End of year................................................ $34,848,205,721  $22,952,880,891
----------------------------------------------------------------------------------------------
Net assets consist of:
  Capital (par value and additional paid-in)................. $34,846,678,683  $22,952,683,807
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities.       1,527,038          197,084
----------------------------------------------------------------------------------------------
                                                              $34,848,205,721  $22,952,880,891
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                     FS-19

NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1 - Significant Accounting Policies

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of two separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B.Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D.Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. For the year ended August 31, 2001, AIM waived fees of $31,684,167.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $1,196,947 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $4,438,946 for such services.
   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash

                                     FS-20

Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,372,446, $95,816, $4,337,070, $20,495 and $2,305,954, respectively, as compensation under the Plan and FMC waived fees of $3,385,597.
   Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
   During the year ended August 31, 2001, the Fund paid legal fees of $49,039 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

Note 3 - Directors' Fees

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                                     FS-21


Note 4 - Capital Stock

Changes in capital stock during the years ended August 31, 2001 and 2000 were as follows:

                                                 2001                                 2000
                                 -----------------------------------  -----------------------------------
                                      Shares            Amount             Shares            Amount
                                 ----------------  -----------------  ----------------  -----------------
Sold:
    Institutional Class.........  399,509,142,238  $ 399,509,142,238   276,810,497,861  $ 276,810,497,861
-------------------------------------------------------------------------------------------------------
    Private Investment Class....   12,233,301,324     12,233,301,324     9,480,135,664      9,480,135,664
-------------------------------------------------------------------------------------------------------
    Personal Investment Class...      120,589,236        120,589,236        49,930,354         49,930,354
-------------------------------------------------------------------------------------------------------
    Cash Management Class.......   89,653,200,894     89,653,200,894    45,189,142,640     45,189,142,640
-------------------------------------------------------------------------------------------------------
    Reserve Class*..............       30,335,661         30,335,661         9,708,124          9,708,124
-------------------------------------------------------------------------------------------------------
    Resource Class..............    9,184,680,641      9,184,680,641     9,161,613,669      9,161,613,669
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
    Institutional Class.........      252,383,598        252,383,598       121,655,567        121,655,567
-------------------------------------------------------------------------------------------------------
    Private Investment Class....       17,505,606         17,505,606         7,609,919          7,609,919
-------------------------------------------------------------------------------------------------------
    Personal Investment Class...          696,703            696,703           236,684            236,684
-------------------------------------------------------------------------------------------------------
    Cash Management Class.......      199,465,681        199,465,681       108,025,697        108,025,697
-------------------------------------------------------------------------------------------------------
    Reserve Class*..............           53,183             53,183             4,324              4,324
-------------------------------------------------------------------------------------------------------
    Resource Class..............       55,351,835         55,351,835        42,938,412         42,938,412
-------------------------------------------------------------------------------------------------------
Reacquired:
    Institutional Class......... (390,343,274,575)  (390,343,274,575) (264,121,201,589)  (264,121,201,589)
-------------------------------------------------------------------------------------------------------
    Private Investment Class....  (11,913,650,907)   (11,913,650,907)   (8,801,497,211)    (8,801,497,211)
-------------------------------------------------------------------------------------------------------
    Personal Investment Class...     (123,536,329)      (123,536,329)      (36,981,693)       (36,981,693)
-------------------------------------------------------------------------------------------------------
    Cash Management Class.......  (87,881,369,781)   (87,881,369,781)  (42,847,546,251)   (42,847,546,251)
-------------------------------------------------------------------------------------------------------
    Reserve Class*..............      (27,714,153)       (27,714,153)       (7,218,006)        (7,218,006)
-------------------------------------------------------------------------------------------------------
    Resource Class..............   (9,073,165,979)    (9,073,165,979)   (8,408,822,922)    (8,408,822,922)
-------------------------------------------------------------------------------------------------------
                                   11,893,994,876  $  11,893,994,876    16,758,231,243  $  16,758,231,243
-------------------------------------------------------------------------------------------------------

*The Reserve Class commenced sales on January 14, 2000.

                                     FS-22


Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        Cash Management Class
                                                     ----------------------------------------------------------
                                                                        Year ended August 31,
                                                     ----------------------------------------------------------
                                                        2001             2000        1999       1998     1997
                                                     ----------       ----------  ----------  --------  -------
Net asset value, beginning of period                 $     1.00       $     1.00  $     1.00  $   1.00  $  1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                      0.05             0.06        0.05      0.06     0.05
----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.05)           (0.06)      (0.05)    (0.06)   (0.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $     1.00  $   1.00  $  1.00
----------------------------------------------------------------------------------------------------------------
Total return                                               5.45%            6.04%       5.09%     5.66%    5.50%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $5,499,916       $3,528,435  $1,078,777  $655,975  $83,487
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers................................       0.18%/(a)/       0.17%       0.17%     0.16%    0.15%
----------------------------------------------------------------------------------------------------------------
    Without fee waivers.............................       0.29%/(a)/       0.29%       0.28%     0.28%    0.28%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       5.11%/(a)/       5.96%       4.94%     5.51%    5.38%
----------------------------------------------------------------------------------------------------------------

(a)Ratios are based on average daily net assets of $5,421,337,983.

                                     FS-23


Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            Institutional Class
                                                     -----------------------------------------------------------------
                                                                           Year ended August 31,
                                                     -----------------------------------------------------------------
                                                        2001              2000         1999        1998        1997
                                                     -----------       -----------  ----------  ----------  ----------
Net asset value, beginning of period                 $      1.00       $      1.00  $     1.00  $     1.00  $     1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.05              0.06        0.05        0.06        0.05
-----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income              (0.05)            (0.06)      (0.05)      (0.06)      (0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      1.00       $      1.00  $     1.00  $     1.00  $     1.00
-----------------------------------------------------------------------------------------------------------------------
Total return                                                5.54%             6.12%       5.17%       5.74%       5.58%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $26,772,308       $17,353,163  $4,541,935  $3,097,539  $3,787,357
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers................................        0.10%/(a)/        0.09%       0.09%       0.08%       0.06%
-----------------------------------------------------------------------------------------------------------------------
    Without fee waivers.............................        0.19%/(a)/        0.19%       0.18%       0.18%       0.18%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        5.19%/(a)/        6.04%       5.02%       5.59%       5.46%
-----------------------------------------------------------------------------------------------------------------------

(a)Ratios are based on average daily net assets of $26,687,186,110.

                                     FS-24


Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               Personal Investment Class
                                                     ---------------------------------------


                                                                               January 4, 1999
                                                     Year ended August 31,  (Date sales commenced)
                                                     ---------------------      to August 31,
                                                      2001          2000             1999
                                                     -------       -------  ----------------------
Net asset value, beginning of period                 $  1.00       $  1.00          $ 1.00
--------------------------------------------------------------------------------------------------
Net investment income                                   0.05          0.05            0.01
--------------------------------------------------------------------------------------------------
Less distributions from net investment income          (0.05)        (0.05)          (0.01)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00          $ 1.00
--------------------------------------------------------------------------------------------------
Total return/(a)/                                       5.01%         5.60%           2.94%
--------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $11,930       $14,179          $  994
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers................................    0.60%/(b)/    0.59%           0.59%/(c)/
--------------------------------------------------------------------------------------------------
    Without fee waivers.............................    0.94%/(b)/    0.94%           0.93%/(c)/
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    4.69%/(b)/    5.54%           4.52%/(c)/
--------------------------------------------------------------------------------------------------

(a)Not annualized for periods less than one year.
(b)Ratios are based on average daily net assets of $19,163,202.
(c)Annualized.

                                     FS-25


Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    Private Investment Class
                                                     -----------------------------------------------------
                                                                     Year ended August 31,
                                                     -----------------------------------------------------
                                                        2001            2000      1999     1998     1997
                                                     ----------       --------  --------  -------  -------
Net asset value, beginning of period                 $     1.00       $   1.00  $   1.00  $  1.00  $  1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                                      0.05           0.06      0.05     0.05     0.05
-----------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.05)         (0.06)    (0.05)   (0.05)   (0.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $   1.00  $   1.00  $  1.00  $  1.00
-----------------------------------------------------------------------------------------------------------
Total return                                               5.22%          5.81%     4.85%    5.43%    5.27%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,289,479       $952,177  $266,031  $70,058  $70,856
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers................................       0.40%/(a)/     0.39%     0.39%    0.38%    0.36%
-----------------------------------------------------------------------------------------------------------
    Without fee waivers.............................       0.69%/(a)/     0.69%     0.68%    0.68%    0.68%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       4.89%/(a)/     5.74%     4.72%    5.29%    5.16%
-----------------------------------------------------------------------------------------------------------

(a)Ratios are based on average daily net assets of $1,124,148,651.

                                     FS-26


Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  Reserve Class
                                                     ----------------------------------
                                                                        January 14, 2000
                                                     Year ended     (Date sales commenced) to
                                                     August 31,            August 31,
                                                        2001                  2000
                                                     ----------     -------------------------
Net asset value, beginning of period                   $ 1.00                $ 1.00
---------------------------------------------------------------------------------------------
Net investment income                                    0.05                  0.03
---------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.05)                (0.03)
---------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 1.00                $ 1.00
---------------------------------------------------------------------------------------------
Total return/(a)/                                        4.70%                 3.48%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $5,169                $2,495
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers................................     0.90%/(b)/            0.89%/(c)/
---------------------------------------------------------------------------------------------
    Without fee waivers.............................     1.19%/(b)/            1.19%/(c)/
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     4.39%/(b)/            5.24%/(c)/
---------------------------------------------------------------------------------------------

(a)Not annualized for periods less than one year.
(b)Ratios are based on average daily net assets of $2,561,849.
(c)Annualized.

                                     FS-27


Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               Resource Class
                                                     ------------------------------------------------------------


                                                                                                     September 23, 1996
                                                                                                        (Date sales
                                                                  Year ended August 31,                commenced) to
                                                     ----------------------------------------------      August 31,
                                                        2001             2000       1999     1998           1997
                                                     ----------       ----------  --------  -------  ------------------
Net asset value, beginning of period                 $     1.00       $     1.00  $   1.00  $  1.00       $  1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.05             0.06      0.05     0.05          0.05
-----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.05)           (0.06)    (0.05)   (0.05)        (0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $   1.00  $  1.00       $  1.00
-----------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                          5.33%            5.91%     4.96%    5.53%         5.04%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,269,405       $1,102,431  $306,758  $86,041       $80,510
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers................................       0.30%/(b)/       0.29%     0.29%    0.28%         0.27%/(c)/
-----------------------------------------------------------------------------------------------------------------------
    Without fee waivers.............................       0.39%/(b)/       0.39%     0.38%    0.38%         0.39%/(c)/
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       4.99%/(b)/       5.84%     4.82%    5.40%         5.34%/(c)/
-----------------------------------------------------------------------------------------------------------------------

(a)Not annualized for periods less than one year.
(b)Ratios are based on average daily net assets of $1,152,976,788.
(c)Annualized.

 [AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:

                                  . is not FDIC insured;

                                  . may lose value; and

                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invertia con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.
 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

            YEAR            ANNUAL
            ENDED            TOTAL
        DECEMBER 31        RETURNS
         -----------        ------
            1995             5.95%
            1996             5.39%
            1997             5.54%
            1998             5.51%
            1999             5.12%
            2000             6.40%

 Cash Management Class shares' year-to-date total return as of September 30, 2001 was 3.40%.
 During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarter ended December 31, 2000), and the lowest quarterly return was 1.19% (quarters ended March 31, 1999 and June 30, 1999).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                  SINCE   INCEPTION
December 31, 2000)     1 YEAR 5 YEARS INCEPTION   DATE
---------------------------------------------------------
Cash Management Class  6.40%   5.59%    5.60%   06/30/94
---------------------------------------------------------

Cash Management Class shares' seven-day yield on December 31, 2000 was 6.51%. For the current seven-day yield, call (800) 877-7745.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                 CASH
(fees paid directly from      MANAGEMENT
your investment)                CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                 CASH
(expenses that are deducted   MANAGEMENT
from fund assets)               CLASS
-----------------------------------------------------------
Management Fees(2)              0.15%

Distribution and/or Service
(12b-1) Fees                    0.10

Other Expenses                  0.04

Total Annual Fund
Operating Expenses              0.29

Fee Waivers(3)                  0.08

Net Expenses(3),(4)             0.21
-----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Restated to reflect current agreements effective January 1, 2002.
(3) Effective January 1, 2002, the investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. Restated to reflect advisory fee waiver.
(4) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. This waiver may be terminated at any time. Net Expenses, restated for the current agreements, are 0.19%.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class   $30     $93    $163     $368
------------------------------------------------------

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                       CASH MANAGEMENT CLASS
                         ---------------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                         ---------------------------------------------------------
                            2001           2000        1999       1998      1997
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------
Net investment income          0.05           0.06        0.05      0.05      0.05
-----------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)         (0.06)      (0.05)    (0.05)    (0.05)
===================================================================================
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $   1.00  $   1.00
___________________________________________________________________________________
===================================================================================
Total return                   5.37%          6.00%       5.07%     5.62%     5.45%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $1,139,775     $1,157,412  $1,253,799  $862,207  $767,304
___________________________________________________________________________________
===================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.17%(a)       0.17%       0.17%     0.17%     0.17%
-----------------------------------------------------------------------------------
 Without fee waivers           0.19%(a)       0.19%       0.19%     0.19%     0.19%
___________________________________________________________________________________
===================================================================================
Ratio of net investment
 income to average net
 assets                        5.33%(a)       5.86%       4.94%     5.48%     5.33%
___________________________________________________________________________________
===================================================================================

(a) Ratios are based on average daily net assets of $1,499,641,850.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

------------------------------------------------------------------------------------------------
                           OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------
Through a Financial        Contact your financial                Same
 Intermediary              intermediary.
                           The financial intermediary should
                           mail your completed account
                           application and purchase payment
                           to the transfer agent,
                           A I M Fund Services, Inc.
                           P.O. Box 0843
                           Houston, TX 77001-0843
                           The financial intermediary should
                           call the transfer agent at (800)
                           659-1005 to receive an account
                           number.
                           Then, the intermediary should use
                           the following wire instructions:
                           The Bank of New York
                           ABA/Routing #: 02100018
                           DDA 8900117435
                           For Further Credit to the fund
                           and Your Account #

By Telephone               Open your account as described        Call the transfer agent at
                           above.                                (800) 659-1005 and wire payment
                                                                 for your purchase order in
                                                                 accordance with the wire
                                                                 instructions noted above. You
                                                                 must call and wire payment
                                                                 before 4:00 p.m. Eastern Time
                                                                 in order to effect your
                                                                 purchase on that day.

By AIM LINK                Open your account as described        Complete an AIM LINK--Registered
--Registered Trademark--   above.                                Trademark-- Agreement. Mail the
                                                                 application and agreement to the
                                                                 transfer agent. Once your request
                                                                 for this option has been processed,
                                                                 you may place your order via
                                                                 AIM LINK.
------------------------------------------------------------------------------------------------

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7745

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------
| Prime Portfolio, a series of Short- |
| Term Investments Co.                |
| SEC 1940 Act file number: 811-7892  |
--------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   PRM-PRO-4   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                  This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                  As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                  There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                  An investment in the fund:

                                   . is not FDIC insured;

                                   . may lose value; and

                                   . is not guaranteed by a bank.




[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.
 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

             YEAR            ANNUAL
             ENDED            TOTAL
         DECEMBER 31        RETURNS
          -----------        ------
             1991             6.13%
             1992             3.74%
             1993             3.16%
             1994             4.32%
             1995             6.04%
             1996             5.48%
             1997             5.63%
             1998             5.59%
             1999             5.21%
             2000             6.49%

 Institutional Class shares' year-to-date total return as of September 30, 2001 was 3.46%.
 During the periods shown in the bar chart, the highest quarterly return was 1.73% (quarter ended March 31, 1991), and the lowest quarterly return was 0.76% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                         SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------
Institutional Class   6.49%  5.68%    5.17%    7.53%   11/10/80
----------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.58%. For the current seven-day yield, call (800) 659-1005.

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees(2)                   0.15%

Distribution and/or Service
(12b-1) Fees                         None

Other Expenses                       0.04

Total Annual Fund
Operating Expenses                   0.19

Fee Waivers(3)                       0.08

Net Expenses                         0.11
-----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Restated to reflect current agreement effective January 1, 2002.
(3) Effective January 1, 2002, the investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. Restated to reflect advisory fee waiver.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class   $19     $61    $107     $243
----------------------------------------------------

                              -------------------
                              | PRIME PORTFOLIO |
                              -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserve in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                           INSTITUTIONAL CLASS
                         --------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                         --------------------------------------------------------------
                            2001           2000         1999        1998        1997
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $     1.00     $      1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Net investment income          0.05            0.06        0.05        0.06        0.05
----------------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)          (0.06)      (0.05)      (0.06)      (0.05)
========================================================================================
Net asset value, end of
 period                  $     1.00     $      1.00  $     1.00  $     1.00  $     1.00
________________________________________________________________________________________
========================================================================================
Total return                   5.46%           6.08%       5.15%       5.71%       5.54%
________________________________________________________________________________________
========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $7,840,199     $11,874,103  $6,210,056  $5,843,813  $5,593,043
________________________________________________________________________________________
========================================================================================
Ratio of expenses to
 average net assets            0.09%(a)        0.09%       0.09%       0.09%       0.09%
________________________________________________________________________________________
========================================================================================
Ratio of net investment
 income to average net
 assets                        5.41%(a)        5.94%       5.02%       5.56%       5.40%
________________________________________________________________________________________
========================================================================================

(a) Ratios are based on average daily net assets of $12,300,398,715.

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                           OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial        Contact your financial             Same
 Intermediary              intermediary.
                           The financial intermediary should
                           mail your completed account
                           application and purchase payment
                           to the transfer agent,
                           A I M Fund Services, Inc.
                           P.O. Box 0843
                           Houston, TX 77001-0843
                           The financial intermediary should
                           call the transfer agent at (800)
                           659-1005 to receive an account
                           number.
                           Then, the intermediary should use
                           the following wire instructions:
                           The Bank of New York
                           ABA/Routing #: 02100018
                           DDA 8900117435
                           For Further Credit to the fund
                           and Your Account #

By Telephone               Open your account as described     Call the transfer agent at
                           above.                             (800) 659-1005 and wire payment
                                                              for your purchase order in
                                                              accordance with the wire
                                                              instructions noted above. You
                                                              must call and wire payment
                                                              before 4:00 p.m. Eastern Time
                                                              in order to effect your
                                                              purchase on that day.

By AIM LINK                Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered Trademark--   above.                             Agreement. Mail the application
                                                                    and agreement to the transfer
                                                                    agent. Once your request for
                                                                    this option has been processed,
                                                                    you may place your order via
                                                                    AIM LINK.
-----------------------------------------------------------------------------------------------------------

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 659-1005

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
| Prime Portfolio,                       |
| a series of Short-Term Investments Co. |
| SEC 1940 Act file number: 811-7892     |
------------------------------------------


[AIM LOGO APPEARS HERE]  www.aimfunds.com    PRM-PRO-1    INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                 This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

                                 As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                 There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                 An investment in the fund:
                                  . is not FDIC insured;
                                  . may lose value; and
                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.
 The fund generally will maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        ------
              12/31/92           3.32%
              12/31/93           2.68%
              12/31/94           3.80%
              12/31/95           5.51%
              12/31/96           4.95%
              12/31/97           5.10%
              12/31/98           5.07%
              12/31/99           4.68%
              12/31/00           5.96%

 Personal Investment Class shares' year-to-date total return as of September 30, 2001 was 3.07%.

 During the periods shown in the bar chart, the highest quarterly return was 1.53% (quarter ended December 31, 2000), and the lowest quarterly return was 0.65% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                      SINCE   INCEPTION
December 31, 2000)         1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------------
Personal Investment Class  5.96%   5.15%    4.57%   08/20/91
-------------------------------------------------------------

Personal Investment Class shares' seven-day yield on December 31, 2000 was 6.09%. For the current seven-day yield, call (800) 877-4744.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PERSONAL INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             PERSONAL INVESTMENT CLASS
-----------------------------------------------------------
Management Fees(2)                     0.15%

Distribution and/or Service
(12b-1) Fees                           0.75

Other Expenses                         0.04

Total Annual Fund
Operating Expenses                     0.94

Fee Waivers(3)                         0.08

Net Expenses(3),(4)                    0.86
-----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Restated to reflect current agreement effective January 1, 2002.
(3) Effective January 1, 2002 the investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. Restated to reflect advisory fee waiver.
(4) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. This waiver may be terminated at any time. Net Expenses, restated for the current agreements, are 0.61%.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class   $96    $300    $520    $1,155
----------------------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Personal Investment Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                     PERSONAL INVESTMENT CLASS
                             -------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                             -------------------------------------------------
                               2001         2000     1999      1998     1997
-------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $   1.00     $   1.00  $  1.00  $   1.00  $  1.00
-------------------------------------------------------------------------------
Net investment income            0.05         0.05     0.05      0.05     0.05
-------------------------------------------------------------------------------
Less distributions from net
 investment income              (0.05)       (0.05)   (0.05)    (0.05)   (0.05)
===============================================================================
Net asset value, end of
 period                      $   1.00     $   1.00  $  1.00  $   1.00  $  1.00
_______________________________________________________________________________
===============================================================================
Total return                     4.93%        5.55%    4.63%     5.18%    5.01%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)              $216,286     $142,235  $87,754  $140,087  $97,215
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                0.59%(a)     0.59%    0.59%     0.59%    0.59%
_______________________________________________________________________________
 Without fee waivers             0.84%(a)     0.84%    0.84%     0.84%    0.84%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                          4.91%(a)     5.44%    4.52%     5.06%    4.89%
_______________________________________________________________________________
===============================================================================

(a) Ratios are based on average daily net assets of $195,617,319.

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                            OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------
Through a Financial         Contact your financial             Same
 Intermediary               intermediary.
                            The financial intermediary should
                            mail your completed account
                            application and purchase payment
                            to the transfer agent,
                            A I M Fund Services, Inc.
                            P.O. Box 0843
                            Houston, TX 77001-0843
                            The financial intermediary should
                            call the transfer agent at (800)
                            659-1005 to receive an account
                            number.
                            Then, the intermediary should use
                            the following wire instructions:
                            The Bank of New York
                            ABA/Routing #: 02100018
                            DDA 8900117435
                            For Further Credit to the fund
                            and Your Account #

By Telephone                Open your account as described     Call the transfer agent at
                            above.                             (800) 659-1005 and wire payment
                                                               for your purchase order in
                                                               accordance with the wire
                                                               instructions noted above. You
                                                               must call and wire payment
                                                               before 4:00 p.m. Eastern Time
                                                               in order to effect your
                                                               purchase on that day.

By AIM LINK                 Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--    above.                             Trademark-- Agreement. Mail the
                                                               application and agreement to the
                                                               transfer agent. Once your request
                                                               for this option has been processed,
                                                               you may place your order via
                                                               AIM LINK.
--------------------------------------------------------------------------------------------------

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-4744

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
| Prime Portfolio,                       |
| a series of Short-Term Investments Co. |
| SEC 1940 Act file number: 811-7892     |
------------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    PRM-PRO-3   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature, or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1994             4.01%
                1995             5.72%
                1996             5.16%
                1997             5.31%
                1998             5.28%
                1999             4.89%
                2000             6.17%

 Private Investment Class shares' year-to-date total return as of September 30, 2001 was 3.23%.

 During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarter ended December 31, 2000), and the lowest quarterly return was 0.73% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                     SINCE   INCEPTION
December 31, 2000)        1 YEAR 5 YEARS INCEPTION   DATE
------------------------------------------------------------
Private Investment Class   6.17%  5.36%    5.07%   07/08/93
------------------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 2000 was 6.29%. For the current seven-day yield, call (800) 877-7748.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Management Fees(2)                     0.15%

Distribution and/or Service
(12b-1) Fees                           0.50

Other Expenses                         0.04

Total Annual Fund
Operating Expenses                     0.69

Fee Waivers(3)                         0.08

Net Expenses(3), (4)                   0.61
-----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Restated to reflect current agreement effective January 1, 2002.
(3) Effective January 1, 2002, the investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. Restated to reflect advisory fee waiver.
(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. This waiver may be terminated at any time. Net Expenses, restated for the current agreements, are 0.41%.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class   $70    $221    $384     $859
---------------------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                     PRIVATE INVESTMENT CLASS
                           ---------------------------------------------------
                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------
                             2001         2000      1999      1998      1997
-------------------------------------------------------------------------------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
Net investment income          0.05         0.06      0.05      0.05      0.05
-------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)       (0.06)    (0.05)    (0.05)    (0.05)
===============================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
_______________________________________________________________________________
===============================================================================
Total return                   5.14%        5.76%     4.84%     5.39%     5.21%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)            $572,597     $470,368  $384,894  $294,811  $235,447
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.39%(a)     0.39%     0.39%     0.39%     0.39%
-------------------------------------------------------------------------------
 Without fee waivers           0.59%(a)     0.59%     0.59%     0.59%     0.59%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                        5.11%(a)     5.64%     4.72%     5.26%     5.10%
_______________________________________________________________________________
===============================================================================

(a) Ratios are based on average daily net assets of $609,947,313.

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                             OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------
Through a Financial          Contact your financial             Same
 Intermediary                intermediary.
                             The financial intermediary should
                             mail your completed account
                             application and purchase payment
                             to the transfer agent,
                             A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843
                             The financial intermediary should
                             call the transfer agent at (800)
                             659-1005 to receive an account
                             number.
                             Then, the intermediary should use
                             the following wire instructions:
                             The Bank of New York
                             ABA/Routing #: 02100018
                             DDA 8900117435
                             For Further Credit to the fund
                             and Your Account #

By Telephone                 Open your account as described     Call the transfer agent at
                             above.                             (800) 659-1005 and wire payment
                                                                for your purchase order in
                                                                accordance with the wire
                                                                instructions noted above. You
                                                                must call and wire payment
                                                                before 4:00 p.m. Eastern Time
                                                                in order to effect your
                                                                purchase on that day.

By AIM LINK                  Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--     above.                             Trademark-- Agreement. Mail the
                                                                application and agreement to the
                                                                transfer agent. Once your request
                                                                for this option has been processed,
                                                                you may place your order via
                                                                AIM LINK.
----------------------------------------------------------------------------------------------------

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7748

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database, on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
| Prime Portfolio,                       |
| a series of Short-Term Investments Co. |
| SEC 1940 Act file number: 811-7892     |
------------------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com    PRM-PRO-2   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Return                      2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.
 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows the performance of the fund's Reserve Class shares. Reserve Class shares are not subject to front-end or back-end sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURN
             -----------        ------
                2000             5.64%



 Reserve Class shares' year-to-date total return as of September 30, 2001 was 2.84%.
 During the period shown in the bar chart, Reserve Class' highest quarterly return was 1.46% (quarter ended December 31, 2000), and the lowest quarterly return was 1.01% (quarter ended June 30, 1999).

PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended
December 31,                     SINCE   INCEPTION
2000)                   1 YEAR INCEPTION   DATE
--------------------------------------------------
Reserve Class           5.64%    5.01%   01/04/99
--------------------------------------------------

Reserve Class shares' seven-day yield on December 31, 2000 was 5.79%. For the current seven-day yield, call (800) 417-8837.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees(2)                0.15%

Distribution and/or Service
(12b-1) Fees                      1.00

Other Expenses                    0.04

Total Annual Fund
Operating Expenses                1.19

Fee Waivers(3)                    0.08

Net Expenses(3),(4)               1.11

--------------------------------------------------------------------------------
(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Restated to reflect current agreement effective January 1, 2002.
(3) Effective January 1, 2002, the investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. Restated to reflect advisory fee waiver.
(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. This waiver may be terminated at any time. Net Expenses, restated for the current agreements, are 0.91%.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class   $121   $378    $654    $1,443
----------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                               RESERVE CLASS
                                  ---------------------------------------------
                                                               JANUARY 4
                                     YEAR ENDED          (DATE SALES COMMENCED)
                                     AUGUST 31,           THROUGH AUGUST 31,
                                  ---------------------  ----------------------
                                    2001         2000             1999
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $   1.00     $   1.00         $   1.00
-------------------------------------------------------------------------------
Net investment income                 0.05         0.05             0.03
-------------------------------------------------------------------------------
Less distributions from net
 investment income                   (0.05)       (0.05)           (0.03)
===============================================================================
Net asset value, end of period    $   1.00     $   1.00         $   1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                       4.62%        5.24%            2.73%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                         $144,449     $131,370         $121,783
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net
 assets:
 With fee waivers                     0.89%(b)     0.89%            0.89%(c)
-------------------------------------------------------------------------------
 Without fee waivers                  1.09%(b)     1.09%            1.09%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income
 to average net assets                4.61%(b)     5.14%            4.22%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are based on average net assets of $137,786,883.
(c) Annualized.

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                               OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------
Through a Financial           Contact your financial             Same
 Intermediary                 intermediary.
                              The financial intermediary should
                              mail your completed account
                              application and purchase payment
                              to the transfer agent,
                              A I M Fund Services, Inc.
                              P.O. Box 0843
                              Houston, TX 77001-0843
                              The financial intermediary should
                              call the transfer agent at (800)
                              659-1005 to receive an account
                              number.
                              Then, the intermediary should use
                              the following wire instructions:
                              The Bank of New York
                              ABA/Routing #: 02100018
                              DDA 8900117435
                              For Further Credit to the fund
                              and Your Account #

By Telephone                  Open your account as described     Call the transfer agent at
                              above.                             (800) 659-1005 and wire payment
                                                                 for your purchase order in
                                                                 accordance with the wire
                                                                 instructions noted above. You
                                                                 must call and wire payment
                                                                 before 4:00 p.m. Eastern Time
                                                                 in order to effect your
                                                                 purchase on that day.

By AIM LINK                   Open your account as described     Complete an AIM LINK--Registered
--Registered Trademark--      above.                             Trademark-- Agreement. Mail the
                                                                 application and agreement to the
                                                                 transfer agent. Once your request
                                                                 for this option has been processed,
                                                                 you may place your order via
                                                                 AIM LINK.
------------------------------------------------------------------------------------------------

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

---------------------------------------
| THE FUND AND ITS AGENTS RESERVE     |
| THE RIGHT AT ANY TIME TO:           |
| . REJECT OR CANCEL ALL OR ANY PART  |
|   OF ANY PURCHASE ORDER;            |
| . MODIFY ANY TERMS OR CONDITIONS    |
|   OF PURCHASE OF SHARES OF THE      |
|   FUND; OR                          |
| . WITHDRAW ALL OR ANY PART OF THE   |
|   OFFERING MADE BY THIS             |
|   PROSPECTUS.                       |
---------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 417-8837

ON THE INTERNET: You can send us a request by e-mail
                 or download prospectuses, annual or
                 semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
| Prime Portfolio,                       |
| a series of Short-Term Investments Co. |
| SEC 1940 Act file number: 811-7892     |
------------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com   PRM-PRO-6   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                  This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                                  As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                  There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                  An investment in the fund:

                                   . is not FDIC insured;

                                   . may lose value; and

                                   . is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--
--Registered Trademark--

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.
 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.




                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1997             5.46%
                1998             5.43%
                1999             5.04%
                2000             6.32%



 Resource Class shares' year-to-date total return as of September 30, 2001 was 3.33%.

 During the periods shown in the bar chart, the highest quarterly return was 1.38% (quarter ended December 31, 1997), and the lowest quarterly return was 1.17% (quarters ended March 31, 1999 and June 30, 1999).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the
periods ended
(for the period ended           SINCE   INCEPTION
December 31, 2000       1 YEAR INCEPTION   DATE
--------------------------------------------------
Resource Class          6.32%    5.51%   01/16/96
--------------------------------------------------

Resource Class shares' seven-day yield on December 31, 2000 was 6.43%. For the current seven-day yield, call (800) 825-6858.

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees(2)                0.15%

Distribution and/or Service
(12b-1) Fees                      0.20

Other Expenses                    0.04

Total Annual Fund

Operating Expenses                0.39

Fee Waivers(3)                    0.08

Net Expenses(3),(4)               0.31
-----------------------------------------------------------

(1)There is no guarantee that actual expenses will be the same as those shown in the table.
(2)Restated to reflect current agreement effective January 1, 2002.
(3)Effective January 1, 2002, the investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. Restated to reflect advisory fee waiver.
(4)The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution fee. This waiver may be terminated at any time. Net Expenses, restated for the current agreements, are 0.27%.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------
Resource Class   $40    $125    $219     $493
-----------------------------------------------

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.

                                               RESOURCE CLASS
                            ---------------------------------------------------
                                             YEAR ENDED AUGUST 31,
                            ---------------------------------------------------
                              2001         2000      1999      1998      1997
-------------------------------------------------------------------------------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
Net investment income          0.05         0.06      0.05      0.05      0.05
-------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)       (0.06)    (0.05)    (0.05)    (0.05)
===============================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
_______________________________________________________________________________
===============================================================================
Total return                   5.29%        5.91%     4.99%     5.54%     5.36%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $453,601     $563,431  $665,939  $698,380  $161,701
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.25%(a)     0.25%     0.25%     0.25%     0.25%
-------------------------------------------------------------------------------
 Without fee waivers           0.29%(a)     0.29%     0.29%     0.29%     0.29%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                        5.25%(a)     5.78%     4.86%     5.40%     5.25%
_______________________________________________________________________________
===============================================================================

(a) Ratios are based on average daily net assets of $494,779,947.

                             -----------------
                             |PRIME PORTFOLIO|
                             -----------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                           OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------
Through a Financial        Contact your financial             Same
 Intermediary              intermediary.
                           The financial intermediary should
                           mail your completed account
                           application and purchase payment
                           to the transfer agent,
                           A I M Fund Services, Inc.
                           P.O. Box 0843
                           Houston, TX 77001-0843
                           The financial intermediary should
                           call the transfer agent at (800)
                           659-1005 to receive an account
                           number.
                           Then, the intermediary should use
                           the following wire instructions:
                           The Bank of New York
                           ABA/Routing #: 02100018
                           DDA 8900117435
                           For Further Credit to the fund
                           and Your Account #

By Telephone               Open your account as described     Call the transfer agent at
                           above.                             (800) 659-1005 and wire payment
                                                              for your purchase order in
                                                              accordance with the wire
                                                              instructions noted above. You
                                                              must call and wire payment
                                                              before 4:00 p.m. Eastern Time
                                                              in order to effect your
                                                              purchase on that day.

By AIM LINK(R)             Open your account as described     Complete an AIM LINK--Registered Trademark--
--Registered Trademark--   above.                             Agreement. Mail the application
                                                              and agreement to the transfer
                                                              agent. Once your request for
                                                              this option has been processed,
                                                              you may place your order via
                                                              AIM LINK.
-----------------------------------------------------------------------------------------------------------

                             -----------------
                             |PRIME PORTFOLIO|
                             -----------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.

 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

------------------------------------
|THE FUND AND ITS AGENTS RESERVE   |
|THE RIGHT AT ANY TIME TO:         |
|. REJECT OR CANCEL ALL OR ANY PART|
|  OF ANY PURCHASE ORDER;          |
|. MODIFY ANY TERMS OR CONDITIONS  |
|  OF PURCHASE OF SHARES OF THE    |
|  FUND; OR                        |
|. WITHDRAW ALL OR ANY PART OF THE |
|  OFFERING MADE BY THIS           |
|  PROSPECTUS.                     |
------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                             -----------------
                             |PRIME PORTFOLIO|
                             -----------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              -----------------
                              |PRIME PORTFOLIO|
                              -----------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 825-6858

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------
| Prime Portfolio,                      |
| a series of Short-Term Investments Co.|
| SEC 1940 Act file number: 811-7892    |
-----------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com  PRM-PRO-5   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
JANUARY 2, 2002

                                This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--
--Registered Trademark--

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-2
Pricing of Shares                      A-2
Taxes                                  A-3

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invertia con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial instruments;

 . municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.

               YEAR            ANNUAL
               ENDED            TOTAL
            DECEMBER 31        RETURNS
            -----------        -------
                1991            6.13%
                1992            3.74%
                1993            3.16%
                1994            4.32%
                1995            6.04%
                1996            5.48%
                1997            5.63%
                1998            5.59%
                1999            5.21%
                2000            6.49%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.

 Institutional Class Shares' year-to-date total return as of September 30, 2001 was 3.46%.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.73% (quarter ended March 31, 1991), and the lowest quarterly return was 0.76% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.
AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended               10     SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS YEARS INCEPTION   DATE
-------------------------------------------------------------
Institutional Class  6.49%   5.68%  5.17%   7.53%   11/10/80
-------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.58%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from      SWEEP
your investment)              CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted   SWEEP
from fund assets)             CLASS
-----------------------------------------------------------
Management Fees(2)            0.15%

Distribution and/or Service
(12b-1) Fees                  0.25

Other Expenses(3)             0.04

Total Annual Fund
Operating Expenses            0.44

Fee Waivers(4)                0.08

Net Expenses                  0.36
-----------------------------------------------------------

(1)There is no guarantee that actual expenses will be the same as those shown in the table.
(2)Restated to reflect current agreement effective January 1, 2002.
(3)Other expenses are based on estimated amounts for the current fiscal year.
(4)The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $45    $141    $246     $555
--------------------------------------------

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of 0.05% of average daily net assets.
 Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.
 Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.
 As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                           INSTITUTIONAL CLASS
                         ---------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                         ---------------------------------------------------------------
                            2001           2000         1999        1998        1997
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $     1.00     $      1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Net investment income          0.05            0.06        0.05        0.06        0.05
----------------------------------------------------------------------------------------
Less distributions from
 net investment income        (0.05)          (0.06)      (0.05)      (0.06)      (0.05)
========================================================================================
Net asset value, end of
 period                  $     1.00     $      1.00  $     1.00  $     1.00  $     1.00
________________________________________________________________________________________
========================================================================================
Total return                   5.46%           6.08%       5.15%       5.71%       5.54%
________________________________________________________________________________________
========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $7,840,199     $11,874,103  $6,210,056  $5,843,813  $5,593,043
________________________________________________________________________________________
========================================================================================
Ratio of expenses to
 average net assets            0.09%(a)        0.09%       0.09%       0.09%       0.09%
________________________________________________________________________________________
========================================================================================
Ratio of net investment
 income to average net
 assets                        5.41%(a)        5.94%       5.02%       5.56%       5.40%
________________________________________________________________________________________
========================================================================================

(a) Ratios are based on average daily net assets of $12,300,398,715.

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                             INITIAL    ADDITIONAL
CLASS                      INVESTMENTS* INVESTMENTS
---------------------------------------------------
Institutional Class         $1 million  no minimum
Cash Management Class        1 million  no minimum
Private Investment Class        10,000  no minimum
Resource Class                  10,000  no minimum
Sweep Class                     10,000  no minimum
Personal Investment Class        1,000  no minimum
Reserve Class                    1,000  no minimum
---------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS

---------------------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                 ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------
Through a Financial             Contact your financial             Same
 Intermediary                   intermediary.
                                The financial intermediary should
                                mail your completed account
                                application and purchase payment
                                to the transfer agent,
                                A I M Fund Services, Inc.
                                P.O. Box 0843
                                Houston, TX 77001-0843
                                The financial intermediary should
                                call the transfer agent at (800)
                                659-1005 to receive an account
                                number.
                                Then, the intermediary should use
                                the following wire instructions:
                                The Bank of New York
                                ABA/Routing #: 02100018
                                DDA 8900117435
                                For Further Credit to the fund
                                and Your Account #

By Telephone                    Open your account as described     Call the transfer agent at
                                above.                             (800) 659-1005 and wire payment
                                                                   for your purchase order in
                                                                   accordance with the wire
                                                                   instructions noted above. You
                                                                   must call and wire payment
                                                                   before 4:00 p.m. Eastern Time
                                                                   in order to effect your
                                                                   purchase on that day.

By AIM LINK                     Open your account as described     Complete an AIM LINK --Registered
--Registered Trademark--        above.                             Trademark-- Agreement. Mail the
                                                                   application  and agreement to the
                                                                   transfer agent. Once your request
                                                                   for this option has been processed,
                                                                   you may place your order via
                                                                   AIM LINK.
---------------------------------------------------------------------------------------------------------------------

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

 HOW TO REDEEM SHARES
-------------------------------------------------------------------------------
 Through a Financial Intermediary Contact your financial intermediary.

                                  Redemption proceeds will be sent in
                                  accordance with the wire instructions
                                  specified in the account application you provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at the day's closing price.

 By Telephone                     A person who has been authorized to make
                                  transactions in the account application may
                                  make redemptions by telephone. You must call
                                  the transfer agent before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.

 By AIM LINK                      Place your redemption request via AIM LINK.
 --Registered Trademark--         The transfer agent must receive your
                                  redemption request before 4:00 p.m. Eastern
                                  Time in order to effect the redemption at
                                  that day's closing price.
-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK --Registered Trademark--
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ALL OR ANY PART |
|   OF ANY PURCHASE ORDER;           |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 4:00 p.m. Eastern Time.
 The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.
 Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               -----------------
                               |PRIME PORTFOLIO|
                               -----------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
|  Prime Portfolio,                      |
|  a series of Short-Term Investments Co.|
|  SEC 1940 Act file number: 811-7892    |
------------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com   PRM-PRO-7   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

  THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE PRIME
      PORTFOLIO OF SHORT-TERM INVESTMENTS CO. LISTED BELOW. THIS STATEMENT
      OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ
       IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE PRIME
              PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY
                PROSPECTUS FOR ANY CLASS OF THE PRIME PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                                 ------------

        THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 2, 2002,
                     RELATES TO THE FOLLOWING PROSPECTUSES:

                      CLASS                                         DATED
                      -----                                         -----
              CASH MANAGEMENT CLASS                            JANUARY 2, 2002
               INSTITUTIONAL CLASS                             JANUARY 2, 2002
            PERSONAL INVESTMENT CLASS                          JANUARY 2, 2002
            PRIVATE INVESTMENT CLASS                           JANUARY 2, 2002
                  RESERVE CLASS                                JANUARY 2, 2002
                 RESOURCE CLASS                                JANUARY 2, 2002
                   SWEEP CLASS                                 JANUARY 2, 2002

                           SHORT-TERM INVESTMENTS CO.
                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 2, 2002

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
      GENERAL INFORMATION ABOUT THE COMPANY...............................   1
        Portfolio History.................................................   1
        Shares of Common Stock............................................   1
      DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS..........   2
        Classification....................................................   2
        Investment Strategies and Risks...................................   2
          Debt Investments................................................   4
          Other Investments...............................................   5
          Investment Techniques...........................................   5
        Portfolio Policies................................................   7
      MANAGEMENT OF THE COMPANY...........................................   9
        Board of Directors................................................   9
        Management Information............................................   9
        Compensation......................................................  10
        Codes of Ethics...................................................  11
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................  11
      INVESTMENT ADVISORY AND OTHER SERVICES..............................  12
        Investment Advisor................................................  12
        Service Agreements................................................  12
        Other Service Providers...........................................  13
      BROKERAGE ALLOCATION AND OTHER PRACTICES............................  13
        Brokerage Transactions............................................  13
        Commissions.......................................................  14
        Brokerage Selection...............................................  14
        Directed Brokerage (Research Services)............................  14
        Regular Brokers or Dealers........................................  14
        Allocation of Portfolio Transactions..............................  15
      PURCHASE, REDEMPTION AND PRICING OF SHARES..........................  15
        Purchase and Redemption of Shares.................................  15
        Offering Price....................................................  15
        Redemption in Kind................................................  16
        Backup Withholding................................................  16
      DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS............................  17
        Dividends and Distributions.......................................  17
        Tax Matters.......................................................  17
      DISTRIBUTION OF SECURITIES..........................................  20
        Distribution Plan.................................................  20
        Distributor.......................................................  21
      BANKING REGULATIONS.................................................  21
      CALCULATION OF PERFORMANCE DATA.....................................  22
      RATINGS OF DEBT SECURITIES.......................................... A-1
      DIRECTORS AND OFFICERS.............................................. B-1
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................. C-1
      MANAGEMENT FEES..................................................... D-1
      ADMINISTRATIVE SERVICES FEES........................................ E-1
      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION
       PLAN............................................................... F-1
      ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN........ G-1
      PERFORMANCE DATA.................................................... H-1
      FINANCIAL STATEMENTS................................................  FS

                     GENERAL INFORMATION ABOUT THE COMPANY

PORTFOLIO HISTORY

  Short-Term Investments Co. (the "Company") is a Maryland corporation which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of three separate portfolios: Cash Assets Portfolio, Liquid Assets Portfolio and Prime Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Prime Portfolio (the "Portfolio"). Under the Articles of Incorporation of the Company, dated May 3, 1993, as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

  The Company was originally organized on May 3, 1993, as a Maryland corporation. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Company and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF COMMON STOCK

  Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances.

  The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The portfolios allocate any general expenses of the Company not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

  Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Liquid Assets Portfolio and Prime Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

  All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

  Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  The Articles of Incorporation of the Company authorize the issuance of 413.9 billion shares with a par value of $.001 each, of which 120.1 billion shares represent an interest in the Portfolio (or class thereof), and 268.5 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof), and 5 billion shares represent an interest in the Cash Assets Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions for that portfolio (or class).

  The Articles of Incorporation provide that no director of officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

SHARE CERTIFICATES. Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").

          DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

  The Company is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

  The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS CO.
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


  PORTFOLIO                                        PRIME PORTFOLIO
  ---------                                    --- ---------------
  SECURITY/INVESTMENT TECHNIQUE
  -----------------------------                ---
------------------------------------------------------------------
                        EQUITY INVESTMENTS
------------------------------------------------------------------
  Common Stock
------------------------------------------------------------------
  Preferred Stock
------------------------------------------------------------------
  Convertible Securities
------------------------------------------------------------------
  Alternative Equity Securities
------------------------------------------------------------------
                        FOREIGN INVESTMENTS
------------------------------------------------------------------
  Foreign Securities
------------------------------------------------------------------
  Foreign Exchange Transactions
------------------------------------------------------------------
                         DEBT INVESTMENTS
------------------------------------------------------------------
  U.S. Government Obligations                             X
------------------------------------------------------------------
  Money Market Instruments and Maturities                 X
------------------------------------------------------------------
  Mortgage-Backed and Asset-Backed Securities
------------------------------------------------------------------
  Collateralized Mortgage Obligations
------------------------------------------------------------------
  Foreign Government Obligations
------------------------------------------------------------------
  Bank Instruments                                        X
------------------------------------------------------------------
  Commercial Instruments                                  X
------------------------------------------------------------------
  Participation Interests                                 X

  PORTFOLIO                                     PRIME PORTFOLIO
  ---------                                 --- ---------------
  SECURITY/INVESTMENT TECHNIQUE
  -----------------------------             ---
---------------------------------------------------------------
                  DEBT INVESTMENTS (CONTINUED)
---------------------------------------------------------------
  Other Debt Obligations                               X
---------------------------------------------------------------
  Junk Bonds
---------------------------------------------------------------
  Municipal Securities                                 X
---------------------------------------------------------------
  Municipal Lease Obligations
---------------------------------------------------------------
                       OTHER INVESTMENTS
---------------------------------------------------------------
  REITs
---------------------------------------------------------------
  Other Investment Companies
---------------------------------------------------------------
  Defaulted Securities
---------------------------------------------------------------
  Municipal Forward Contracts
---------------------------------------------------------------
  Variable or Floating Rate Instruments                X
---------------------------------------------------------------
  Indexed Securities
---------------------------------------------------------------
  Zero-Coupon and Pay-in-Kind Securities
---------------------------------------------------------------
  Synthetic Municipal Instruments
---------------------------------------------------------------
                     INVESTMENT TECHNIQUES
---------------------------------------------------------------
  Delayed Delivery Transactions                        X
---------------------------------------------------------------
  When-Issued Securities                               X
---------------------------------------------------------------
  Short Sales
---------------------------------------------------------------
  Margin Transactions
---------------------------------------------------------------
  Swap Agreements
---------------------------------------------------------------
  Interfund Loans                                      X
---------------------------------------------------------------
  Borrowing                                            X
---------------------------------------------------------------
  Lending Portfolio Securities
---------------------------------------------------------------
  Repurchase Agreements                                X
---------------------------------------------------------------
  Reverse Repurchase Agreements                        X
---------------------------------------------------------------
  Dollar Rolls
---------------------------------------------------------------
  Illiquid Securities                                  X
---------------------------------------------------------------
  Rule 144A Securities                                 X
---------------------------------------------------------------
  Unseasoned Issuers
---------------------------------------------------------------
  Portfolio Transactions                               X
---------------------------------------------------------------
  Standby Commitments
---------------------------------------------------------------
                          DERIVATIVES
---------------------------------------------------------------
  Equity-Linked Derivatives
---------------------------------------------------------------
  Put Options
---------------------------------------------------------------
  Call Options
---------------------------------------------------------------
  Straddles
---------------------------------------------------------------
  Warrants
---------------------------------------------------------------
  Futures Contracts and Options on Futures
  Contracts
---------------------------------------------------------------
  Forward Contracts
---------------------------------------------------------------
  Cover

Debt Investments

  U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

  MONEY MARKET INSTRUMENTS AND MATURITIES. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule
2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

  The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Portfolio's investment advisor (under the supervision of an pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits and bankers' acceptances from U.S. banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

  OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.

  Descriptions of debt securities ratings are found in Appendix A.

  MUNICIPAL SECURITIES--Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

Other Investments

  OTHER INVESTMENT COMPANIES--With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

  VARIABLE OR FLOATING RATE INSTRUMENTS--The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

  DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

  Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

  The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. Delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

  WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities that have been announced but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

  INTERFUND LOANS. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

  BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Company believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

  REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

  If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

  The Portfolio has obtained an exemptive order from the SEC allowing it to invest its cash balance in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction.

  The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

  RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that such Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

  FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

  NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Portfolio and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

  The directors and officers of the Company and their principal occupations during at least the last five years are set forth in Appendix B.

  The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee, the Committee on Directors/Trustees and the Valuation Committee.

  The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolios' independent accountants and management.

  The members of the Capitalization Committee are Messrs. Bayley, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for:
(i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested directors.

  The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

  The members of the Valuation Committee are Messrs. Dunn and Pennock and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

COMPENSATION

  Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company who is not affiliated with AIM during the year ended December 31, 2000:



                                                                RETIREMENT             ESTIMATED
                                          AGGREGATE              BENEFITS               ANNUAL                   TOTAL
                                      COMPENSATION FROM          ACCRUED               BENEFITS              COMPENSATION
                                             THE                  BY ALL                 UPON                FROM ALL AIM
             DIRECTOR                     COMPANY/(1)/         AIM FUNDS/(2)/       RETIREMENT/(3)/           FUNDS/(4)/
------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley(5)                                0                    0                $75,000                $105,000
------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                           $20,839             $ 60,951                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Owen Daly II(6)                              20,839               97,195                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden(7)                          16,780                    0                 75,000                  13,435
------------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                          20,839               22,138                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Jack M. Fields                               20,473               23,019                 75,000                 108,500
------------------------------------------------------------------------------------------------------------------------------
Carl Frischling(8)                           20,839              107,507                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                           20,839               22,606                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                             20,839               67,995                 75,000                 111,500
------------------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley(5)                                0                    0                 75,000                 105,500
------------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar                               20,337               87,538                 75,000                 111,000

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2001, including earnings, was $161,369.

(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $147,929.

(3) Amounts shown assume each director serve until his or her retirement date.

(4) As of December 31, 2000, Mr. Bayley and Miss Quigley served as directors of four registered investment companies advised by AIM, and all other directors who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(6) Mr. Daly was a director until December 31, 2001, when he retired.

(7) Mr. Dowden was elected to serve as a director on December 12, 2000.

(8) During the year ended August 31, 2001, the Company paid $74,708 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner in such firm.

Retirement Plan For Directors

  The Directors have adopted a retirement plan for the Directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

  The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the Directors may extend from time to time the retirement date of a director.

  Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the director's annual retainer paid or accrued by any Covered Portfolio to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Portfolio and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

  The table below shows estimated credited years of service under the Plan for each non-affiliated director as of December 31, 2000.


                                                            ESTIMATED CREDITED YEARS
                        DIRECTOR                                   OF SERVICE
--------------------------------------------------------------------------------------
                    Frank S. Bayley                                   15
--------------------------------------------------------------------------------------
                   Bruce L. Crockett                                  13
--------------------------------------------------------------------------------------
                     Owen Daly II                                     13
--------------------------------------------------------------------------------------
                   Albert R. Dowden                                    0
--------------------------------------------------------------------------------------
                 Edward K. Dunn, Jr.                                   2
--------------------------------------------------------------------------------------
                   Jack M. Fields                                      3
--------------------------------------------------------------------------------------
                  Carl Frischling                                     23
--------------------------------------------------------------------------------------
                 Prema Mathai-Davis                                    2
--------------------------------------------------------------------------------------
                 Lewis F. Pennock                                     19
--------------------------------------------------------------------------------------
                  Ruth H. Quigley                                     24
--------------------------------------------------------------------------------------
                  Louis S. Sklar                                      11
======================================================================================

Deferred Compensation Agreements

  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

  AIM, the Company and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by directors and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

  AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

  As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

  The Advisor is also responsible for furnishing to the Portfolio, at the Advisor's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Directors, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

  The Master Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

  AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

  Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

            PORTFOLIO NAME                NET ASSETS                           ANNUAL RATE
            --------------                ----------                           -----------
            Prime Portfolio               All Assets                              0.15%

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

  AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks--Other Investments--Other Investment Companies."

  The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix D.

  AIM has contractually agreed to waive half of its advisory fees for the Portfolio through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Portfolio will be 0.075%.

SERVICE AGREEMENTS

  ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Company's principal financial officer and her staff, and any expenses related to portfolio accounting services.

  Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

OTHER SERVICE PROVIDERS

  TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

  The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive an asset based fee plus certain out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  SUB-ACCOUNTING. The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.

  CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

  Under its contract with the Company, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

  AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

  COUNSEL TO THE COMPANY. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

  Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

  During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

COMMISSIONS

  During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

  During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

  During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolios. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

  Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

  Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

  A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

  An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

  Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AFS in writing. AFS may request additional documentation.

  AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

  Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

  The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

  The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares four times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time. The Portfolio declares dividends to shareholders of record at 4:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.

  For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

  The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

  The Board of Directors has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

  The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

  Each AIM Fund and other payers, must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding further decreases in phases to 28% for the years 2006 and thereafter.

  An investor is subject to backup withholding if:

    1. the investor fails to furnish a correct TIN to the Portfolio, or

    2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

    3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

    4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

    5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

  Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

  Investors should contact the IRS if they have any questions concerning withholding.

  IRS PENALTIES--Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NON-RESIDENT ALIENS--Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

  Dividends are paid on settled shares of the Portfolio as of 4:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

  QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

  DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

  EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

  PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

  SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

  BACKUP WITHHOLDING. The Portfolio may be required to withhold 30.5% of distributions and/or redemption payments made on or after January 1, 2002; however, this rate is reduced in phases to 28% for years 2006 and thereafter. For more information refer to "Purchases, Redemption and Pricing of Shares-- Backup Withholding."

  FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is reduced in phases to 28% for years 2006 and thereafter.

  Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax advisor or the IRS.

  Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

  EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Company.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

  The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


            CLASS                      ANNUAL RATE
          ----------------------------------------
            Cash Management Class         0.10%
          ----------------------------------------
            Personal Investment Class     0.75%
          ----------------------------------------
            Private Investment Class      0.50%
          ----------------------------------------
            Reserve Class                 1.00%
          ----------------------------------------
            Resource Class                0.20%
          ----------------------------------------
            Sweep Class                   0.25%


  The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

  Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and
(ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

  Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

  Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

  Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

  See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001 and Appendix G for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year or period ended August 31, 2001.

  As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

  The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

  Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Directors, including a majority of the Rule 12b-1 Directors. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Directors or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Rule 12b-1 Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

DISTRIBUTOR

  The Company has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Directors and officers of the Company are affiliated with FMC. See "Management Information."

  The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

  The Company (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                              BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

  Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.

                        CALCULATION OF PERFORMANCE DATA

  Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

  Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

  Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

  The standard formula for calculating annualized yield for the Portfolio is as follows:

                          Y = (V\\1\\ - V\\0\\) x 365
                              -----------------   ---
                                   V\\0\\          7

   Where  Y        = annualized yield.
          V\\0\\   = the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a stated
                     seven-day period.
          V\\1\\   = the value of such an account at the end of the stated period.

  The standard formula for calculating effective annualized yield for the Portfolio is as follows:

     EY = (Y + 1)/365/7/ - 1

   Where  EY  =   effective annualized yield.
          Y   =   annualized yield, as determined above.

  The yield for each class of the Portfolio is found in Appendix H.

Performance Information

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

  Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

      ABA Banking Journal   CFO Magazine             Pensions & Investments
      American Banker       Institutional Investor   Treasury & Risk Management

  The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

      Bank Rate Monitor     iMoney Net, Inc.         TeleRate
      Bloomberg             Money Fund Averages      Weisenberger
      Donoghue's            Mutual Fund Values
      Lipper, Inc.           (Morningstar) Stanger

  The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

  The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

  Overnight--30 day Treasury Repurchase Agreements
  90 day Treasury Bills
  90-180 day Commercial Paper

  Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

  From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

  The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                             MOODY'S BOND RATINGS

  Moody's describes its ratings for corporate bonds as follows:

  AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                        MOODY'S MUNICIPAL BOND RATINGS

  AAA--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                             MOODY'S DUAL RATINGS

  In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

  A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

  Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4--This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                       MOODY'S COMMERCIAL PAPER RATINGS

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3--Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME--Issuers rated Not Prime do not fall within any of the Prime rating categories.

  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                               S&P BOND RATINGS

  S&P describes its ratings for corporate bonds as follows:

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C--Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                          S&P MUNICIPAL BOND RATINGS

  An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based, in varying degrees, on the following considerations: likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                               S&P DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P MUNICIPAL NOTE RATINGS

  An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

  Note rating symbols and definitions are as follows:

SP-1--Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3--Speculative capacity to pay principal and interest.

                         S&P COMMERCIAL PAPER RATINGS

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  Rating categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues with this rating are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR--Indicates that Fitch does not rate the specific issue.

CONDITIONAL--A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED--A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN--A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT--Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                     FITCH SPECULATIVE GRADE BOND RATINGS

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                           FITCH SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2--Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S--Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D--Default. Issues assigned this rating are in actual or imminent payment default.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                             DIRECTORS AND OFFICERS

  Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                 POSITION(S) HELD
   NAME, ADDRESS AND AGE         WITH REGISTRANT      PRINCIPAL OCCUPATION(S) DURING AT LEAST THE PAST 5 YEARS
==============================================================================================================
  *ROBERT H. GRAHAM (55)         Director, Chairman   Chairman, President and Chief Executive Officer,
                                   and President      A I M Management Group Inc.; Chairman and President,
                                                      A I M Advisors, Inc.; Director and Senior Vice President,
                                                      A I M Capital Management, Inc.; Chairman, A I M
                                                      Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                      Management Company; and Director and Vice Chairman,
                                                      AMVESCAP PLC (parent of AIM and a global investment
                                                      management firm).
---------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY (62)                Director        Partner, law firm of Baker & McKenzie; Director and
  Two Embarcadero Center                              Chairman, C.D. Stimson Company (private investment
  Suite 2400                                          company); and Trustee, The Badgley Funds.
  San Francisco, CA 94111
---------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (57)              Director        Director, ACE Limited (insurance company). Formerly,
  906 Frome Lane                                      Director, President and Chief Executive Officer,
  McLean, VA   22102                                  COMSAT Corporation; and Chairman, Board of Governors
                                                      of INTELSAT (international communications company).
---------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (60)               Director        Chairman of the Board of Directors, Cortland Trust, Inc.
  1815 Central Park Drive                             (investment company) and DHJ Media, Inc.; and Director,
  P.O. Box 774000 - PMB #222                          Magellan Insurance Company. Formerly, Director, President
  Steamboat Springs, CO 80477                         and Chief Executive Officer, Volvo Group North America,
                                                      Inc.; Senior Vice President, AB Volvo; and Director,
                                                      The Hertz Corporation, Genmar Corporation (boat
                                                      manufacturer), National Media Corporation and Annuity
                                                      and Life Re (Holdings), Ltd.
---------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. (66)            Director        Formerly, Chairman of the Board of Directors, Mercantile
  2 Hopkins Plaza                                     Mortgage Corp.; Vice Chairman of the Board of Directors,
  8th Floor, Suite 805                                President and Chief Operating Officer, Mercantile-Safe
  Baltimore, MD   21201                               Deposit & Trust Co.; and President, Mercantile
                                                      Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS (49)                 Director        Chief Executive Officer, Twenty First Century Group, Inc.
  434 New Jersey Avenue, SE                           (governmental affairs company). Formerly, Member of the
  Washington, DC 20003                                U.S. House of Representatives.
---------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (64)                Director        Partner, Kramer Levin Naftalis & Frankel LLP (law firm);
  919 Third Avenue                                    and Director, Cortland Trust, Inc. (investment company).
  New York, NY 10022
---------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (51)             Director        Member, Visiting Committee, Harvard University Graduate
  370 East 76th Street                                School of Education, New School University. Formerly,
  New York, NY   10021                                Chief Executive Officer, YWCA of the USA; Commissioner,
                                                      New York City Department of the Aging; and Commissioner,
                                                      New York City Metropolitan Transportation Authority.

-------
* Mr. Graham is an "interested person" of the Company and AIM as that term is defined in the 1940 Act.
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


                                   POSITION(S) HELD
   NAME, ADDRESS AND AGE           WITH REGISTRANT            PRINCIPAL OCCUPATION(S) DURING AT LEAST THE PAST 5 YEARS

======================================================================================================================
  LEWIS F. PENNOCK (59)                Director              Partner, Pennock & Cooper (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057

----------------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY (66)                 Director              Private investor; and President, Quigley Friedlander
  1055 California Street                                     & Co., Inc. (financial advisory services firm) from
  San Francisco, CA 94108                                    1984 to 1986.

----------------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (62)                  Director              Executive Vice President, Development and Operations,
  The Williams Tower, 50th Floor                             Hines Interests Limited Partnership (real estate
  2800 Post Oak Blvd.                                        development).
  Houston, TX 77056

----------------------------------------------------------------------------------------------------------------------
  GARY T. CRUM (54)                    Senior Vice           Director and President, A I M Capital
                                       President             Management, Inc.; Director and Executive
                                                             Vice President, A I M Management Group Inc.;
                                                             Director and Senior Vice President, A I M
                                                             Advisors, Inc.; and Director, A I M
                                                             Distributors, Inc. and AMVESCAP PLC (parent
                                                             of AIM and a global investment management
                                                             firm).

----------------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN (47)                Senior Vice           Director, Senior Vice President, General
                                       President and         Counsel and Secretary, A I M Advisors, Inc.
                                       Secretary             and A I M Management Group Inc.; Director,
                                                             Vice President and General Counsel, Fund
                                                             Management Company; and Vice President, A I M
                                                             Fund Services, Inc., A I M Capital Management, Inc.
                                                             and A I M Distributors, Inc.

----------------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON (42)                  Vice President        Vice President and Fund Treasurer, A I M
                                       and Treasurer         Advisors, Inc.

----------------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX (58)                 Vice President        Vice President and Chief Compliance Officer,
                                                             A I M Advisors, Inc. and A I M Capital
                                                             Management, Inc.; and Vice President,
                                                             A I M Fund Services, Inc.

----------------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (41)               Vice President        Senior Vice President, A I M Capital
                                                             Management, Inc.; Director, Fund Management
                                                             Company; and Vice President, A I M Advisors,
                                                             Inc.

                                  APPENDIX C

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

  A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of December 1, 2001.

CASH ASSETS PORTFOLIO*


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
                                NA                   NA               NA               NA           NA           NA          NA
-----------------------------------------------------------------------------------------------------------------------------------

* Cash Assets Portfolio had not commenced operations as of December 1, 2001.

LIQUID ASSETS PORTFOLIO

                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
 Account #1
ATTN: Stacey Frakes
Money Market Portfolio          --                 6.11%             --               --           --           --         --
 Administration
11 Greenway Plaza
Suite 100
Houston, TX 77046
-----------------------------------------------------------------------------------------------------------------------------------
AT&T
ATTN: Qi Shou
295 North Maple Ave.          5.68%                  --              --               --           --           --         --
Room 7135 L1
Basking Ridge, NJ 07920
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN: Frank Notaro
Stif/Master Note             13.31%                  --              --            52.19%          --           --         --
One Wall Street
2nd Floor
New York, NY 10286
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Springfield AAA.
 Sweep Investment
ATTN: Brenda Stroh 3400         --                   --           14.84%              --           --           --         --
West Wabash
Springfield, IL 62707
-----------------------------------------------------------------------------------------------------------------------------------

                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
CENCO
ATTN:  AMG 7th Floor
P.O. Box 10566                   --                   --              --                --           --        5.39%         --
Birmingham, AL  35296
-----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank
 As Agent
ATTN:  Jeffery Paul              --                 9.98%             --                --           --          --          --
4 New York Plaza
New York, NY  10004
-----------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets
ATTN:  Lester Elson
200 Liberty Street            17.23%                  --              --                --           --       16.32%         --
World Financial Center
New York, NY  10281
-----------------------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
 County
ATTN:  Gladys Ricks              --                   --              --                --        10.26%         --          --
6910 Airways Blvd.
P.O. Box 129
Southaven, MS  38671
-----------------------------------------------------------------------------------------------------------------------------------
First National Banker's
 Bank
ATTN:  Sheila Esteve             --                   --              --                --        32.94%         --          --
P.O. Drawer 80579
Baton Rouge, LA  70898
-----------------------------------------------------------------------------------------------------------------------------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive       14.41%                  --              --                --           --          --          --
Glen Allen, VA  23060
-----------------------------------------------------------------------------------------------------------------------------------
Four Oaks Bank & Trust
 Company
P.O. Box 309                     --                   --              --                --        14.57%         --          --
Four Oaks, NC  27524
-----------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist LLC
ATTN:  Greg Stilson
One Bush Street                  --                   --              --                --           --       13.44%         --
10th Floor
San Francisco, CA  94104
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Investment
 112
ATTN:  Stan Crisci               --                   --            6.06%               --           --          --          --
135 North Pennsylvania
Suite 800
Indianapolis, IN  46204
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers/H&Q
C/O Matt Dermer
One World Financial              --                   --              --                --           --        8.43%         --
 Center, 28th Floor
New York, NY  10281
-----------------------------------------------------------------------------------------------------------------------------------
McDonald & Company
800 Superior Avenue
Suite 2100                       --                   --           24.73%               --           --          --          --
Cleveland, OH  44114-2603
-----------------------------------------------------------------------------------------------------------------------------------


                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter
ATTN:  Bill Cairney              --                10.87%          20.63%            15.42%          --       18.83%         --
1 Pierrepont Plaza
7th Floor
Brooklyn, NY  11201
-----------------------------------------------------------------------------------------------------------------------------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations           --                 7.38%             --                --           --          --          --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Financial Services
  Corporation
4261 Park Road                   --                   --              --                --        31.86%         --          --
Ann Arbor, MI  48103
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Equitable
 Securities
ATTN: Patti Wagner               --                   --              --                --           --        8.44%         --
P.O. Box 4418
Mail Code 3907
Atlanta, GA 30302
-----------------------------------------------------------------------------------------------------------------------------------
Texas Capital Bank, N.A.
ATTN:  Kitty Ramzy
2100 McKinney Avenue             --                   --           19.18%               --           --          --          --
Suite 900
Dallas, TX  75201
-----------------------------------------------------------------------------------------------------------------------------------
Weller, Anderson,
 Cheneviere & Co. Ltd.
811 Rusk                      10.24%                  --              --                --           --          --          --
Suite 715
Houston, TX  77002
-----------------------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account
3101 West Davis                  --                   --            7.16%               --           --          --          --
Conroe, TX  77304
-----------------------------------------------------------------------------------------------------------------------------------

PRIME PORTFOLIO

                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
 Account #1
ATTN:  Stacey Frakes
Money Market Portfolio           --                21.76%             --                --           --          --          --
 Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
-----------------------------------------------------------------------------------------------------------------------------------
AIM Funds-Sec Lending
  (MSDW)
ATTN:  Michelle                  --                11.75%             --                --           --          --          --
 Gonzalez
11 Greenway Plaza
Suite 100
Houston, TX  77043
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN:  Frank Notaro
Stif/Master Note              33.87%                  --              --             20.80%       92.81%         --          --
One Wall Street
5th Floor
New York, NY  10286
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma, N.A.
 Institutional Investments
ATTN:  Carrie Jacobson           --                   --              --             11.41%          --          --          --
P.O. Box 2300
Tulsa, OK  74192
-----------------------------------------------------------------------------------------------------------------------------------
Comerica Bank
ATTN: Fund Production Unit
Mail Code 3455                 6.98%                  --              --                --           --          --          --
411 W. Lafayette St.
Detroit, MI 48226
-----------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
 Brokers
ATTN:  Karen Banks               --                   --           79.83%             9.13%          --          --          --
P.O. Box 2358
San Antonio, TX  78299
-----------------------------------------------------------------------------------------------------------------------------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive       24.64%                  --              --                --           --          --          --
Glen Allen, VA  23060
-----------------------------------------------------------------------------------------------------------------------------------
First Union Securities,
Inc.
ATTN: Money Funds                --                   --              --                --           --       22.84          --
Capital Markets
8739 Research Drive
Charlotte, NC 28262
-----------------------------------------------------------------------------------------------------------------------------------
First Union Sub-account
Capital Markets                  --                   --              --                --           --        6.82%         --
8739 Research Drive
Charlotte, NC 28262
-----------------------------------------------------------------------------------------------------------------------------------

                                CASH           INSTITUTIONAL       PERSONAL         PRIVATE     RESERVE     RESOURCE     SWEEP
                              MANAGEMENT           CLASS          INVESTMENT       INVESTMENT    CLASS        CLASS      CLASS
                                CLASS                               CLASS             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF          PERCENTAGE          PERCENTAGE       PERCENTAGE       PERCENTAGE   PERCENTAGE  PERCENTAGE  PERCENTAGE
PRINCIPAL HOLDER              OWNED OF            OWNED OF         OWNED OF         OWNED OF     OWNED OF    OWNED OF    OWNED OF
                               RECORD              RECORD           RECORD           RECORD       RECORD      RECORD      RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Frost National Bank Tx
Muir & Co
C/O Frost                        --                   --              --             12.52%          --          --          --
P.O. Box 2479
San Antonio, TX  78298-2479
-----------------------------------------------------------------------------------------------------------------------------------
Hamrecht & Quist LLC
ATTN: Greg Stilson
One Bush St. 10tth  Floor        --                   --              --                --           --          9.61%       --
San Francisco, CA
94104
-----------------------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
Health Resources)
ATTN: Sandy Reeves               --                   --              --                --           --         24.43        --
611 Ryan Plaza Drive
6th Floor, Suite 630
Arlington, TX 76011
-----------------------------------------------------------------------------------------------------------------------------------
Haws & Company
ATTN: Saundra L. Foe             --                   --              --              7.11%          --            --        --
P.O. Box 5847
Denver, CO 80217
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp
41 S. High Street                --                   --              --             17.42%          --            --        --
Ninth Floor
Columbus, OH  43287
-----------------------------------------------------------------------------------------------------------------------------------
IGT
P.O. Box 10120                 9.45%                  --              --                --           --            --        --
Reno, NV  89502
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA
ATTN: Pam Palmer                 --                   --              --                --           --          6.68%       --
P.O. Box 710
Pittsburgh, PA 15230
-----------------------------------------------------------------------------------------------------------------------------------
The Northern Trust Co.
as Trustee for Short
Duration Fixed Income            --                 5.58%             --                --           --            --        --
ATTN: Brian Andersen
50 La Salle B-4
Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations           --                 7.50%             --                --           --            --        --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank
c/o Chase Enterprises            --                   --              --                --           --          9.01%       --
280 Trumbull Street
Hartford, CT 06103
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

  As of December 1, 2001, the directors and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                  APPENDIX D

                                MANAGEMENT FEES

  For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                                                   MANAGEMENT FEE
                       MANAGEMENT FEE PAYABLE         WAIVERS         NET MANAGEMENT FEE PAID
                  -------------------------------- -------------- --------------------------------
 PORTFOLIO NAME      2001       2000       1999    2001 2000 1999    2001       2000       1999
 --------------   ---------- ---------- ---------- ---- ---- ---- ---------- ---------- ----------
 Prime Portfolio  $8,039,086 $7,271,297 $5,205,023 $-0- -0-  -0-  $8,039,086 $7,271,297 $5,205,023

                                  APPENDIX E

                         ADMINISTRATIVE SERVICES FEES

  The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

      PORTFOLIO NAME                                    2001     2000     1999
      --------------                                  -------- -------- --------
      Prime Portfolio................................ $621,871 $546,078 $258,934

                                   APPENDIX F

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

  List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.

      CLASS                                                            AMOUNT
      -----                                                          ----------
      Cash Management Class......................................... $1,199,713
      Personal Investment Class.....................................    978,087
      Private Investment Class......................................  1,829,842
      Reserve Class.................................................  1,102,295
      Resource Class................................................    791,648
      Sweep Class*..................................................        N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX G

         ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

  An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2001, follows:

                                                       UNDERWRITERS   DEALERS
                                                       COMPENSATION COMPENSATION
                                                       ------------ ------------
      Cash Management Class...........................   $      0    $1,199,713
      Personal Investment Class.......................    193,306       784,781
      Private Investments Class.......................    223,199     1,606,643
      Reserve Class...................................     70,475     1,031,820
      Resource Class..................................        388       791,260
      Sweep Class*....................................        N/A           N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX H

                               PERFORMANCE DATA

  The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                                                  30-DAY PERIOD
                                                                      ENDED
      CURRENT YIELD                                              AUGUST 31, 2001
      -------------                                              ---------------
      Cash Management Class.....................................      3.54%
      Institutional Class.......................................      3.62%
      Personal Investment Class.................................      3.12%
      Private Investment Class..................................      3.32%
      Reserve Class.............................................      2.82%
      Resources Class...........................................      3.46%
      Sweep Class*..............................................       N/A

  The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                                                    SEVEN-DAY
                                                                  PERIOD ENDED
      ANNUALIZED YIELD                                           AUGUST 31, 2001
      ----------------                                           ---------------
      Cash Management Class.....................................      3.47%
      Institutional Class.......................................      3.55%
      Personal Investment Class.................................      3.05%
      Private Investment Class..................................      3.25%
      Reserve Class.............................................      2.75%
      Resources Class...........................................      3.39%
      Sweep Class*..............................................       N/A

                                                                    SEVEN-DAY
                                                                  PERIOD ENDED
      EFFECTIVE YIELD                                            AUGUST 31, 2001
      ---------------                                            ---------------
      Cash Management Class.....................................      3.53%
      Institutional Class.......................................      3.61%
      Personal Investment Class.................................      3.09%
      Private Investment Class..................................      3.30%
      Reserve Class.............................................      2.79%
      Resources Class...........................................      3.45%
      Sweep Class*..............................................       N/A

-------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations

                              FINANCIAL STATEMENTS


                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

   We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial statement and financial highlights.
   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                                     FS-1

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

   We have audited the accompanying statement of changes in net assets of Prime Portfolio (a series portfolio of Short-Term Investments Co.) for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of Prime Portfolio for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP

October 6, 2000
Houston, Texas

                                     FS-2


SCHEDULE OF INVESTMENTS
August 31, 2001

                                                                   PAR
                                                        MATURITY  (OOO)      VALUE
COMMERCIAL PAPER - 79.63%/(a)/
MATERIALS - 0.48%
Diversified Metals & Mining - 0.48%
Rio Tinto America, Inc.
   3.50%                                                10/12/01 $ 50,000 $ 49,800,694
--------------------------------------------------------------------------------------
   Total Materials                                                          49,800,694
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.02%
Automobile Manufacturers - 2.02%
Volkswagen of America, Inc.
   3.66%                                                09/14/01  125,000  124,834,792
--------------------------------------------------------------------------------------
   3.49%                                                10/10/01   85,000   84,678,629
--------------------------------------------------------------------------------------
   Total Consumer Discretionary                                            209,513,421
--------------------------------------------------------------------------------------
FINANCIAL - 77.13%
Asset-Backed Securities-Commercial Loans/Leases - 2.66%
Centric Capital Corp.
   3.69%                                                09/14/01   33,900   33,854,828
--------------------------------------------------------------------------------------
Fountain Square Commercial Funding
   3.69%                                                09/14/01   27,000   26,964,023
--------------------------------------------------------------------------------------
   3.50%                                                09/28/01  100,000   99,737,500
--------------------------------------------------------------------------------------
   3.59%                                                10/01/01   75,000   74,775,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.
   3.60%                                                10/05/01   40,122   39,985,585
--------------------------------------------------------------------------------------
                                                                           275,317,561
--------------------------------------------------------------------------------------
Asset-Backed Securities-Consumer Receivables - 1.62%
Thunder Bay Funding, Inc.
   3.55%                                                09/20/01  131,813  131,566,034
--------------------------------------------------------------------------------------
   3.51%                                                10/15/01   36,104   35,949,114
--------------------------------------------------------------------------------------
                                                                           167,515,148
--------------------------------------------------------------------------------------
Asset-Backed Securities-Fully Backed - 12.63%
CXC Inc.
   3.70%                                                09/05/01  100,000   99,958,889
--------------------------------------------------------------------------------------
   3.68%                                                09/10/01  100,000   99,908,000
--------------------------------------------------------------------------------------
   3.68%                                                09/11/01  100,000   99,897,778
--------------------------------------------------------------------------------------
   3.68%                                                09/12/01   50,000   49,943,778
--------------------------------------------------------------------------------------

                                     FS-3

                                                              PAR
                                                   MATURITY  (OOO)       VALUE
Asset-Backed Securities-Fully Backed - (Continued)
CXC Inc. - Continued

   3.64%                                           09/20/01 $ 50,000 $   49,903,944
-----------------------------------------------------------------------------------
   3.50%                                           10/11/01   42,000     41,836,667
-----------------------------------------------------------------------------------
   3.50%                                           10/12/01  100,000     99,601,389
-----------------------------------------------------------------------------------
Forrestal Funding Master Trust
   3.69%                                           09/05/01  100,000     99,959,000
-----------------------------------------------------------------------------------
   3.46%                                           10/26/01   70,000     69,629,972
-----------------------------------------------------------------------------------
Old Slip Funding Corp.
   3.65%                                           09/04/01   50,264     50,248,711
-----------------------------------------------------------------------------------
Triple-A One Funding Corp.
   3.47%                                           10/19/01  100,000     99,537,333
-----------------------------------------------------------------------------------
Variable Funding Capital Corp.
   3.64%                                           09/12/01  100,000     99,888,778
-----------------------------------------------------------------------------------
   3.64%                                           09/13/01  100,000     99,878,667
-----------------------------------------------------------------------------------
   3.63%                                           09/18/01  100,000     99,828,583
-----------------------------------------------------------------------------------
   3.54%                                           09/24/01  150,000    149,660,750
-----------------------------------------------------------------------------------
                                                                      1,309,682,239
-----------------------------------------------------------------------------------
Asset-Backed Securities-Multi-Purpose - 21.56%
Amsterdam Funding Corp.
   3.59%                                           10/04/01  150,000    149,506,375
-----------------------------------------------------------------------------------
   3.50%                                           10/10/01   90,000     89,658,750
-----------------------------------------------------------------------------------
   3.51%                                           10/12/01   75,000     74,700,188
-----------------------------------------------------------------------------------
Barton Capital Corp.
   3.57%                                           10/02/01   87,425     87,156,241
-----------------------------------------------------------------------------------
Charta Corp.
   3.74%                                           09/04/01  100,000     99,968,833
-----------------------------------------------------------------------------------
   3.52%                                           09/13/01   50,000     49,941,333
-----------------------------------------------------------------------------------
   3.59%                                           10/03/01   50,000     49,840,444
-----------------------------------------------------------------------------------
   3.47%                                           10/17/01   50,000     49,778,306
-----------------------------------------------------------------------------------
   3.47%                                           10/18/01   50,000     49,773,486
-----------------------------------------------------------------------------------
   3.47%                                           10/19/01   50,000     49,768,667
-----------------------------------------------------------------------------------
   3.45%                                           10/22/01   75,000     74,633,438
-----------------------------------------------------------------------------------
   3.47%                                           10/23/01   25,000     24,874,694
-----------------------------------------------------------------------------------
   3.46%                                           10/26/01   75,000     74,603,542
-----------------------------------------------------------------------------------
Corporate Receivables Corp.
   3.52%                                           09/17/01  100,000     99,843,556
-----------------------------------------------------------------------------------
   3.59%                                           10/05/01   75,000     74,745,708
-----------------------------------------------------------------------------------
   3.44%                                           10/22/01  200,000    199,025,333
-----------------------------------------------------------------------------------

                                     FS-4

                                                               PAR
                                                    MATURITY  (OOO)       VALUE
Asset-Backed Securities-Multi-Purpose - (Continued)
Edison Asset Securitization, L.L.C.
   3.60%                                            10/01/01 $ 24,735 $   24,660,795
------------------------------------------------------------------------------------
   3.58%                                            10/04/01   75,433     75,185,454
------------------------------------------------------------------------------------
   3.51%                                            10/09/01  225,000    224,166,375
------------------------------------------------------------------------------------
   3.50%                                            10/10/01   50,000     49,810,417
------------------------------------------------------------------------------------
   3.50%                                            10/11/01   32,000     31,875,555
------------------------------------------------------------------------------------
   3.49%                                            10/15/01   89,000     88,620,366
------------------------------------------------------------------------------------
Mont Blanc Capital Corp.
   3.52%                                            09/06/01   44,616     44,594,188
------------------------------------------------------------------------------------
Quincy Capital Corp.
   3.73%                                            09/04/01   50,318     50,302,359
------------------------------------------------------------------------------------
Receivables Capital Corp.
   3.50%                                            09/19/01   50,000     49,912,500
------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   3.60%                                            09/25/01  150,000    149,640,000
------------------------------------------------------------------------------------
   3.46%                                            10/18/01   74,210     73,874,777
------------------------------------------------------------------------------------
Windmill Funding Corp.
   3.56%                                            10/01/01   75,000     74,777,500
------------------------------------------------------------------------------------
                                                                       2,235,239,180
------------------------------------------------------------------------------------
Asset-Backed Securities-Trade Receivables - 16.72%
Asset Securitization Cooperative Corp.
   3.58%                                            09/26/01   85,000     84,788,681
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
   3.53%                                            09/06/01  125,000    124,938,715
------------------------------------------------------------------------------------
   3.52%                                            09/17/01  126,000    125,802,880
------------------------------------------------------------------------------------
   3.52%                                            09/21/01  200,000    199,608,889
------------------------------------------------------------------------------------
   3.45%                                            10/24/01   50,000     49,746,042
------------------------------------------------------------------------------------
Ciesco L.P.
   3.63%                                            09/11/01   50,000     49,949,583
------------------------------------------------------------------------------------
   3.64%                                            09/11/01  100,000     99,898,889
------------------------------------------------------------------------------------
   3.55%                                            09/25/01   46,135     46,025,814
------------------------------------------------------------------------------------
   3.60%                                            10/01/01   50,000     49,850,000
------------------------------------------------------------------------------------
Corporate Asset Funding Co.
   3.50%                                            10/11/01  100,000     99,611,111
------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   3.74%                                            09/04/01  100,000     99,968,833
------------------------------------------------------------------------------------
   3.69%                                            09/05/01   50,000     49,979,500
------------------------------------------------------------------------------------

                                     FS-5

                                                                   PAR
                                                        MATURITY  (OOO)       VALUE
Asset-Backed Securities-Trade Receivables - (Continued)
Eureka Securitization, Inc. - Continued
   3.63%                                                09/18/01 $ 50,000 $   49,914,292
----------------------------------------------------------------------------------------
   3.63%                                                09/24/01   30,500     30,429,265
----------------------------------------------------------------------------------------
   3.63%                                                09/26/01   50,000     49,873,958
----------------------------------------------------------------------------------------
   3.60%                                                09/27/01   50,000     49,870,000
----------------------------------------------------------------------------------------
   3.46%                                                10/17/01   50,000     49,778,945
----------------------------------------------------------------------------------------
   3.46%                                                10/18/01   50,000     49,774,139
----------------------------------------------------------------------------------------
   3.47%                                                10/19/01  100,000     99,537,333
----------------------------------------------------------------------------------------
New Center Asset Trust
   3.47%                                                10/23/01  100,000     99,498,778
----------------------------------------------------------------------------------------
   3.47%                                                10/24/01  175,000    174,105,993
----------------------------------------------------------------------------------------
                                                                           1,732,951,640
----------------------------------------------------------------------------------------
Banks - 2.89%
Chase U.S.A. Delaware
   3.52%                                                10/15/01  100,000    100,000,000
----------------------------------------------------------------------------------------
Wells Fargo & Co.
   3.66%                                                09/11/01  100,000     99,898,333
----------------------------------------------------------------------------------------
Wells Fargo Financial, Inc.
   3.47%                                                09/28/01  100,000     99,739,750
----------------------------------------------------------------------------------------
                                                                             299,638,083
----------------------------------------------------------------------------------------
Consumer Finance - 1.93%
Household Finance Corp.
   3.67%                                                09/12/01  200,000    199,775,722
----------------------------------------------------------------------------------------
Diversified Financial Services - 10.86%
Bear, Stearns & Co. Inc.
   3.68%                                                09/10/01  100,000     99,908,000
----------------------------------------------------------------------------------------
   3.56%                                                10/03/01  100,000     99,683,556
----------------------------------------------------------------------------------------
CIT Group Inc.
   3.49%                                                09/27/01  100,000     99,747,944
----------------------------------------------------------------------------------------
   3.60%                                                10/02/01  140,000    139,566,000
----------------------------------------------------------------------------------------
   3.60%                                                10/03/01   75,000     74,760,000
----------------------------------------------------------------------------------------
General Electric Capital Corp.
   3.44%                                                10/25/01  225,000    223,839,000
----------------------------------------------------------------------------------------
Sony Capital Corp.
   3.65%                                                09/14/01  200,000    199,736,389
----------------------------------------------------------------------------------------
   3.49%                                                10/16/01  190,000    189,171,125
----------------------------------------------------------------------------------------
                                                                           1,126,412,014
----------------------------------------------------------------------------------------

                                     FS-6

                                                                     PAR
                                                          MATURITY  (OOO)        VALUE
Life & Health Insurance - 0.96%
Prudential Funding Corp.
   3.57%                                                  10/05/01 $100,000 $    99,662,833
--------------------------------------------------------------------------------------------
Multi-Line Insurance - 5.30%
GE Financial Assurance Holdings, Inc.
   3.69%                                                  09/07/01   35,000      34,978,475
--------------------------------------------------------------------------------------------
   3.47%                                                  10/17/01  100,000      99,556,611
--------------------------------------------------------------------------------------------
   3.47%                                                  10/18/01   50,000      49,773,486
--------------------------------------------------------------------------------------------
   3.47%                                                  10/23/01  100,000      99,498,778
--------------------------------------------------------------------------------------------
ZCM Matched Funding Corp.
   3.72%                                                  09/04/01   61,000      60,981,090
--------------------------------------------------------------------------------------------
   3.68%                                                  09/07/01  154,000     153,905,547
--------------------------------------------------------------------------------------------
   3.50%                                                  10/11/01   51,000      50,801,667
--------------------------------------------------------------------------------------------
                                                                                549,495,654
--------------------------------------------------------------------------------------------
   Total Financial                                                            7,995,690,074
--------------------------------------------------------------------------------------------
   Total Commercial Paper (Cost - $8,255,004,189)                             8,255,004,189
--------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS - 2.62%/(b)/
Merrill Lynch Mortgage Capital Inc.
   3.85%                                                  08/19/02  172,100     172,100,000
--------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.

   3.79%                                                  09/10/01  100,000     100,000,000
--------------------------------------------------------------------------------------------
   Total Master Note Agreements (Cost - $272,100,000)                           272,100,000
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 0.14%
Student Loan Marketing Association (SLMA)
Discount Notes/(c)/
   3.58% (Cost $14,495,674)                               09/04/01   14,500      14,495,674
--------------------------------------------------------------------------------------------
   Total Investments (excluding Repurchase Agreements)                        8,541,599,863
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.93%/(d)/
BNP Capital Markets, LLC (France)
   3.70%/(e)/                                             09/04/01  500,000     500,000,000
--------------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
   3.69%/(f)/                                             09/04/01  858,875     858,874,527
--------------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
   3.68%/(g)/                                             09/04/01  500,000     500,000,000
--------------------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost - $1,858,874,527)                        1,858,874,527
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.32% (Cost - $10,400,474,390)/(h)/                    10,400,474,390
--------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.32%)                                         (33,567,743)
--------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                        $10,366,906,647
--------------------------------------------------------------------------------------------

                                     FS-7


Notes to Schedule of Investments:
(a)Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(c)U.S. Government Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,000,411,111. Collateralized by $993,269,000 U.S. Government obligations, 0% to 9.50% due 09/05/01 to 11/15/30 with an aggregate market value at 08/31/01 of $1,020,001,779.
(f)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,500,615,000. Collateralized by $1,508,460,660 U.S. Government
   obligations, 5.50% to 11.00% due 12/01/02 to 06/01/37 with an aggregate market value at 08/31/01 of $1,532,116,721.
(g)Repurchase agreement entered into 08/31/01 with a maturing value of $500,204,444. Collateralized by $493,131,230 U.S. Government obligations, 6.00% to 9.50% due 03/01/13 to 09/01/31 with an aggregate market value at 08/31/01 of $510,001,950.
(h)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                                     FS-8


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

Assets:
Investments, excluding repurchase agreements, at value (amortized cost)  $ 8,541,599,863
----------------------------------------------------------------------------------------
Repurchase agreements                                                      1,858,874,527
----------------------------------------------------------------------------------------
Interest receivable                                                              884,765
----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                        226,516
----------------------------------------------------------------------------------------
Other assets                                                                     185,004
----------------------------------------------------------------------------------------
   Total assets                                                           10,401,770,675
----------------------------------------------------------------------------------------

Liabilities:
Payables for:
 Dividends                                                                    32,771,717
----------------------------------------------------------------------------------------
 Deferred compensation plan                                                      226,516
----------------------------------------------------------------------------------------
Accrued distribution fees                                                        485,062
----------------------------------------------------------------------------------------
Accrued directors' fees                                                            8,306
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      476,087
----------------------------------------------------------------------------------------
Accrued operating expenses                                                       896,340
----------------------------------------------------------------------------------------
   Total liabilities                                                          34,864,028
----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                              $10,366,906,647
----------------------------------------------------------------------------------------

Net Assets:
Institutional Class                                                      $ 7,840,198,536
----------------------------------------------------------------------------------------
Private Investment Class                                                 $   572,597,366
----------------------------------------------------------------------------------------
Personal Investment Class                                                $   216,286,247
----------------------------------------------------------------------------------------
Cash Management Class                                                    $ 1,139,774,815
----------------------------------------------------------------------------------------
Reserve Class                                                            $   144,449,141
----------------------------------------------------------------------------------------
Resource Class                                                           $   453,600,542
----------------------------------------------------------------------------------------

Capital stock, $0.001 par value per share:
Institutional Class                                                        7,840,214,894
----------------------------------------------------------------------------------------
Private Investment Class                                                     572,654,005
----------------------------------------------------------------------------------------
Personal Investment Class                                                    216,227,641
----------------------------------------------------------------------------------------
Cash Management Class                                                      1,139,801,700
----------------------------------------------------------------------------------------
Reserve Class                                                                144,448,955
----------------------------------------------------------------------------------------
Resource Class                                                               453,560,189
----------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for all classes           $1.00
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                     FS-9

STATEMENT OF OPERATIONS
For the year ended August 31, 2001

       Investment income:
       Interest                                             $838,432,810
       ------------------------------------------------------------------

       Expenses:
       Advisory fees                                           8,039,086
       ------------------------------------------------------------------
       Administrative services fees                              621,871
       ------------------------------------------------------------------
       Custodian fees                                            841,982
       ------------------------------------------------------------------
       Distribution fees:
        Private Investment Class                               3,049,736
       ------------------------------------------------------------------
        Personal Investment Class                              1,467,130
       ------------------------------------------------------------------
        Cash Management Class                                  1,499,642
       ------------------------------------------------------------------
        Reserve Class                                          1,377,869
       ------------------------------------------------------------------
        Resource Class                                           989,560
       ------------------------------------------------------------------
       Transfer agent fees                                     2,492,536
       ------------------------------------------------------------------
       Registration and filing fees                            1,098,691
       ------------------------------------------------------------------
       Directors' fees                                            50,597
       ------------------------------------------------------------------
       Other                                                     549,985
       ------------------------------------------------------------------
        Total expenses                                        22,078,685
       ------------------------------------------------------------------
       Less: Fees waived                                      (2,482,352)
       ------------------------------------------------------------------
        Net expenses                                          19,596,333
       ------------------------------------------------------------------
       Net investment income                                 818,836,477
       ------------------------------------------------------------------
       Net realized gain from investment securities                5,601
       ------------------------------------------------------------------
       Net increase in net assets resulting from operations $818,842,078
       ------------------------------------------------------------------


See Notes to Financial Statements.

                                     FS-10

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2001 and 2000

                                                                       2001             2000

                                                                  ---------------  ---------------
Operations:
 Net investment income                                            $   818,836,477  $   809,375,638
---------------------------------------------------------------------------------------------------
 Net realized gain from investment securities                               5,601               --
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations               818,842,078      809,375,638
---------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
 Institutional Class                                                 (666,693,098)    (669,086,502)
---------------------------------------------------------------------------------------------------
 Private Investment Class                                             (30,666,899)     (24,137,563)
---------------------------------------------------------------------------------------------------
 Personal Investment Class                                             (9,226,099)      (6,433,350)
---------------------------------------------------------------------------------------------------
 Cash Management Class                                                (80,807,991)     (63,157,587)
---------------------------------------------------------------------------------------------------
 Reserve Class                                                         (6,198,590)      (5,783,224)
---------------------------------------------------------------------------------------------------
 Resource Class                                                       (25,243,800)     (40,777,412)
---------------------------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                                               (4,033,888,828)   5,664,041,019
---------------------------------------------------------------------------------------------------
 Private Investment Class                                             102,285,791       85,473,986
---------------------------------------------------------------------------------------------------
 Personal Investment Class                                             73,992,659       54,481,402
---------------------------------------------------------------------------------------------------
 Cash Management Class                                                (17,609,609)     (96,387,700)
---------------------------------------------------------------------------------------------------
 Reserve Class                                                         13,079,250        9,586,981
---------------------------------------------------------------------------------------------------
 Resource Class                                                      (109,876,504)    (102,502,092)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           (3,972,011,640)   5,614,693,596
---------------------------------------------------------------------------------------------------

Net assets:
Beginning of year                                                  14,338,918,287    8,724,224,691
---------------------------------------------------------------------------------------------------
End of year                                                       $10,366,906,647  $14,338,918,287
---------------------------------------------------------------------------------------------------

Net assets consist of:
Capital (par value and additional paid-in)                        $10,366,907,384  $14,338,924,625
---------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities            (737)          (6,338)
---------------------------------------------------------------------------------------------------
                                                                  $10,366,906,647  $14,338,918,287
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                     FS-11

NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1  -  Significant Accounting Policies

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of two separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B.Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D.Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

                                     FS-12

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

Net Assets                        Rate
---------------------------------------
First $100 million                0.20%
Over $100 million to $200 million 0.15%
Over $200 million to $300 million 0.10%
Over $300 million to $1.5 billion 0.06%
Over $1.5 billion                 0.05%
---------------------------------------

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $621,871 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $2,183,326 for such services.
   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,829,842, $978,087, $1,199,713, $1,102,295 and $791,648, respectively, as compensation under the Plan and FMC waived fees of $2,482,352.
   Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
   During the year ended August 31, 2001, the Fund paid legal fees of $25,669 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

                                     FS-13

Note 3 - Directors' Fees

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

Note 4 - Capital Stock

Changes in capital stock during the years ended August 31, 2001 and 2000 were as follows:

                                                     2001                                 2000
                                     -----------------------------------  -----------------------------------
                                          Shares            Amount             Shares            Amount
                                     ----------------  -----------------  ----------------  -----------------
Sold:
   Institutional Class                107,309,211,497  $ 107,309,211,497   126,557,387,921  $ 126,557,387,921
--------------------------------------------------------------------------------------------------------------
   Private Investment Class             3,982,266,434      3,982,266,434     3,155,899,237      3,155,899,237
--------------------------------------------------------------------------------------------------------------
   Personal Investment Class            2,343,265,309      2,343,265,309     1,482,091,696      1,482,091,696
--------------------------------------------------------------------------------------------------------------
   Cash Management Class               19,362,900,601     19,362,900,601    11,105,818,675     11,105,818,675
--------------------------------------------------------------------------------------------------------------
   Reserve Class                        1,326,929,652      1,326,929,652     1,117,885,856      1,117,885,856
--------------------------------------------------------------------------------------------------------------
   Resource Class                       3,928,640,766      3,928,640,766     5,686,265,808      5,686,265,808
--------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
   Institutional Class                     35,958,277         35,958,277        48,964,918         48,964,918
--------------------------------------------------------------------------------------------------------------
   Private Investment Class                15,557,611         15,557,611        12,904,182         12,904,182
--------------------------------------------------------------------------------------------------------------
   Personal Investment Class                8,277,496          8,277,496         5,560,192          5,560,192
--------------------------------------------------------------------------------------------------------------
   Cash Management Class                   34,996,233         34,996,233        42,164,280         42,164,280
--------------------------------------------------------------------------------------------------------------
   Reserve Class                            6,213,566          6,213,566         5,577,266          5,577,266
--------------------------------------------------------------------------------------------------------------
   Resource Class                          24,002,724         24,002,724        38,640,858         38,640,858
--------------------------------------------------------------------------------------------------------------
Reacquired:
   Institutional Class               (111,379,058,602)  (111,379,058,602) (120,942,311,820)  (120,942,311,820)
--------------------------------------------------------------------------------------------------------------
   Private Investment Class            (3,895,538,254)    (3,895,538,254)   (3,083,329,433)    (3,083,329,433)
--------------------------------------------------------------------------------------------------------------
   Personal Investment Class           (2,277,550,146)    (2,277,550,146)   (1,433,170,486)    (1,433,170,486)
--------------------------------------------------------------------------------------------------------------
   Cash Management Class              (19,415,506,443)   (19,415,506,443)  (11,244,370,655)   (11,244,370,655)
--------------------------------------------------------------------------------------------------------------
   Reserve Class                       (1,320,063,968)    (1,320,063,968)   (1,113,876,141)    (1,113,876,141)
--------------------------------------------------------------------------------------------------------------
   Resource Class                      (4,062,519,994)    (4,062,519,994)   (5,827,408,758)    (5,827,408,758)
--------------------------------------------------------------------------------------------------------------
                                       (3,972,017,241) $  (3,972,017,241)    5,614,693,596  $   5,614,693,596
--------------------------------------------------------------------------------------------------------------

                                     FS-14

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 Cash Management Class
                                              -----------------------------------------------------------
                                                                 Year ended August 31,
                                              -----------------------------------------------------------
                                                 2001             2000        1999       1998      1997
                                              ----------       ----------  ----------  --------  --------
Net asset value, beginning of period          $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income                               0.05             0.06        0.05      0.05      0.05
----------------------------------------------------------------------------------------------------------
Less dividends from net investment income          (0.05)           (0.06)      (0.05)    (0.05)    (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------------------------
Total return                                        5.37%            6.00%       5.07%     5.62%     5.45%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $1,139,775       $1,157,412  $1,253,799  $862,207  $767,304
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                  0.17%/(a)/       0.17%       0.17%     0.17%     0.17%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                               0.19%/(a)/       0.19%       0.19%     0.19%     0.19%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
 assets                                             5.33%/(a)/       5.86%       4.94%     5.48%     5.33%
----------------------------------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $1,499,641,850.

                                     FS-15

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            Institutional Class
                                                     ----------------------------------------------------------------
                                                                           Year ended August 31,
                                                     ----------------------------------------------------------------
                                                        2001             2000         1999        1998        1997
                                                     ----------       -----------  ----------  ----------  ----------
Net asset value, beginning of period                 $     1.00       $      1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.05              0.06        0.05        0.06        0.05
----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                 (0.05)            (0.06)      (0.05)      (0.06)      (0.05)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $      1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------------------------------------
Total return                                               5.46%             6.08%       5.15%       5.71%       5.54%
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $7,840,199       $11,874,103  $6,210,056  $5,843,813  $5,593,043
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    0.09%/(a)/        0.09%       0.09%       0.09%       0.09%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       5.41%/(a)/        5.94%       5.02%       5.56%       5.40%
----------------------------------------------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $12,300,398,715.

                                     FS-16

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  Personal Investment Class
                                                     ---------------------------------------------------
                                                                    Year ended August 31,
                                                     ---------------------------------------------------
                                                       2001           2000     1999      1998     1997
                                                     --------       --------  -------  --------  -------
Net asset value, beginning of period                 $   1.00       $   1.00  $  1.00  $   1.00  $  1.00
---------------------------------------------------------------------------------------------------------
Net investment income                                    0.05           0.05     0.05      0.05     0.05
---------------------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.05)         (0.05)   (0.05)    (0.05)   (0.05)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $  1.00  $   1.00  $  1.00
---------------------------------------------------------------------------------------------------------
Total return                                             4.93%          5.55%    4.63%     5.18%    5.01%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $216,286       $142,235  $87,754  $140,087  $97,215
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.59%/(a)/     0.59%    0.59%     0.59%    0.59%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.84%/(a)/     0.84%    0.84%     0.84%    0.84%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     4.91%/(a)/     5.44%    4.52%     5.06%    4.89%
---------------------------------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $195,617,319.

                                     FS-17

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    Private Investment Class
                                                     -----------------------------------------------------
                                                                     Year ended August 31,
                                                     -----------------------------------------------------
                                                       2001           2000      1999      1998      1997
                                                     --------       --------  --------  --------  --------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                                    0.05           0.06      0.05      0.05      0.05
-----------------------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.05)         (0.06)    (0.05)    (0.05)    (0.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Total return                                             5.14%          5.76%     4.84%     5.39%     5.21%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $572,597       $470,368  $384,894  $294,811  $235,447
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.39%/(a)/     0.39%     0.39%     0.39%     0.39%
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.59%/(a)/     0.59%     0.59%     0.59%     0.59%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     5.11%/(a)/     5.64%     4.72%     5.26%     5.10%
-----------------------------------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $609,947,313.

                                     FS-18

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   Reserve Class
                                                     ------------------------------------
                                                            Year ended        January 4, 1999
                                                            August 31,          (Date sales
                                                     -----------------------   commenced) to
                                                       2001           2000    August 31, 1999
                                                     --------       --------  ---------------
Net asset value, beginning of period                 $   1.00       $   1.00     $   1.00
-----------------------------------------------------------------------------------------------
Net investment income                                    0.05           0.05         0.03
-----------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.05)         (0.05)       (0.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00     $   1.00
-----------------------------------------------------------------------------------------------
Total return/(a)/                                        4.62%          5.24%        2.73%
-----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $144,449       $131,370     $121,783
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.89%/(b)/     0.89%        0.89%/(c)/
-----------------------------------------------------------------------------------------------
  Without fee waivers                                    1.09%/(b)/     1.09%        1.09%/(c)/
-----------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     4.61%/(b)/     5.14%        4.22%/(c)/
-----------------------------------------------------------------------------------------------

(a)Not annualized for periods less than one year.
(b)Ratios are based on average daily net assets of $137,786,883.
(c)Annualized.

                                     FS-19

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         Resource Class
                                                     -----------------------------------------------------
                                                                     Year ended August 31,
                                                     -----------------------------------------------------
                                                       2001           2000      1999      1998      1997
                                                     --------       --------  --------  --------  --------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                                    0.05           0.06      0.05      0.05      0.05
-----------------------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.05)         (0.06)    (0.05)    (0.05)    (0.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Total return                                             5.29%          5.91%     4.99%     5.54%     5.36%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $453,601       $563,431  $665,939  $698,380  $161,701
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.25%/(a)/     0.25%     0.25%     0.25%     0.25%
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.29%/(a)/     0.29%     0.29%     0.29%     0.29%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     5.25%/(a)/     5.78%     4.86%     5.40%     5.25%
-----------------------------------------------------------------------------------------------------------

(a)Ratios are based on average daily net assets of $494,779,947.

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